UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2013

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2013.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 5.3%
	Academic Loan Funding Trust,
1,573	Series 2012-1A, Class A1, VAR, 0.966%, 12/27/22 (e)	1,588
3,000	Series 2013-1A, Class A, VAR, 0.968%, 12/26/44 (e)	2,977
	Ally Auto Receivables Trust,
378	Series 2010-3, Class A4, 1.550%, 08/17/15	379
1,033	Series 2012-1, Class A3, 0.930%, 02/16/16	1,036
808	Series 2012-2, Class A3, 0.740%, 04/15/16	809
113	Series 2012-3, Class A2, 0.700%, 01/15/15	114
1,123	Series 2012-3, Class A3, 0.850%, 08/15/16	1,127
572	Series 2012-4, Class A2, 0.480%, 05/15/15	572
982	Series 2012-5, Class A2, 0.450%, 07/15/15	982
1,722	Series 2013-2, Class A3, 0.790%, 01/15/18	1,724
300	Series 2013-2, Class A4, 1.240%, 11/15/18	300
	American Credit Acceptance Receivables Trust,
192	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	192
709	Series 2012-3, Class A, 1.640%, 11/15/16 (e)	708
1,448	Series 2013-1, Class A, 1.450%, 04/16/18 (e)	1,447
1,014	Series 2013-2, Class A, 1.320%, 02/15/17 (e)	1,015
	AmeriCredit Automobile Receivables Trust,
8	Series 2011-1, Class A3, 1.390%, 09/08/15	8
834	Series 2011-4, Class A3, 1.170%, 05/09/16	836
1,059	Series 2011-5, Class A3, 1.550%, 07/08/16	1,063
88	Series 2012-1, Class A2, 0.910%, 10/08/15	88
235	Series 2012-1, Class A3, 1.230%, 09/08/16	236
123	Series 2012-2, Class A3, 1.050%, 10/11/16	123
173	Series 2012-3, Class A2, 0.710%, 12/08/15	173
361	Series 2012-3, Class A3, 0.960%, 01/09/17	362
184	Series 2012-4, Class A2, 0.490%, 04/08/16	184
578	Series 2012-5, Class A2, 0.510%, 01/08/16	578
290	Series 2012-5, Class A3, 0.620%, 06/08/17	290
1,527	Series 2013-4, Class A2, 0.740%, 11/08/16	1,529
590	Series 2013-5, Class A3, 0.900%, 09/10/18	590
405	Ascentium Equipment Receivables LLC, Series 2012-1A, Class A, 1.830%, 09/15/19 (e)	405
3,044	Axis Equipment Finance Receivables LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	3,042
496	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	497
3,113	Bayview Opportunity Master Fund IIa Trust, Series 2013-8NPL, Class A, VAR, 3.228%, 03/28/33 (e)	3,134
532	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.536%, 04/25/36	507
509	BMW Vehicle Lease Trust, Series 2012-1, Class A3, 0.750%, 02/20/15	509
678	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	679
1,130	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,120
700	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	711
1,228	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	1,227
1,500	Capital Auto Receivables Asset Trust, Series 2013-3, Class A1B, VAR, 0.598%, 11/20/15	1,500
	Carfinance Capital Auto Trust,
617	Series 2013-1A, Class A, 1.650%, 07/17/17 (e)	616
562	Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	562
	CarMax Auto Owner Trust,
196	Series 2011-1, Class A3, 1.290%, 09/15/15	196
885	Series 2011-1, Class A4, 2.160%, 09/15/16	898
961	Series 2011-3, Class A3, 1.070%, 06/15/16	964
167	Series 2012-3, Class A2, 0.430%, 09/15/15	167

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
676	Series 2013-4, Class A3, 0.800%, 07/16/18	677
440	Series 2013-4, Class A4, 1.280%, 05/15/19	440
1,465	CarNow Auto Receivables Trust, Series 2013-1A, Class A, 1.160%, 10/16/17 (e)	1,465
437	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	454
1,488	Chase Funding Trust, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	1,503
800	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	908
1,032	Citigroup Mortgage Loan Trust, Series 2011-5, Class 1A1, VAR, 0.356%, 02/25/46 (e)	969
380	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.546%, 12/25/33	359
	CNH Equipment Trust,
215	Series 2011-A, Class A3, 1.200%, 05/16/16	215
747	Series 2011-A, Class A4, 2.040%, 10/17/16	757
750	Series 2012-A, Class A3, 0.940%, 05/15/17	752
313	Series 2012-C, Class A2, 0.440%, 02/16/16	313
	Concord Funding Co. LLC,
2,800	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	2,800
1,650	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	1,610
1,623	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (e) (i)	1,593
832	Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.766%, 10/25/34	776
	CPS Auto Receivables Trust,
850	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	873
435	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	443
2,516	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,548
3,580	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	3,579
	CPS Auto Trust,
1,455	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	1,464
231	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	231
	Credit Acceptance Auto Loan Trust,
988	Series 2011-1, Class A, 2.610%, 03/15/19 (e)	996
565	Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	570
1,512	Series 2012-2A, Class A, 1.520%, 03/16/20 (e)	1,517
813	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	816
	Exeter Automobile Receivables Trust,
742	Series 2012-2A, Class A, 1.300%, 06/15/17 (e)	744
1,087	Series 2013-1A, Class A, 1.290%, 10/16/17 (e)	1,089
2,770	Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	2,780
349	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	351
75	First Franklin Mortgage Loan Trust, Series 2006-FF17, Class A4, VAR, 0.266%, 12/25/36	74
592	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	595
	Flagship Credit Auto Trust,
1,414	Series 2013-1, Class A, 1.320%, 04/16/18 (e)	1,413
1,951	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,949
503	Ford Credit Auto Lease Trust, Series 2013-B, Class A3, 0.760%, 09/15/16	503
	Ford Credit Auto Owner Trust,
1,204	Series 2012-A, Class A3, 0.840%, 08/15/16	1,207
547	Series 2012-B, Class A3, 0.720%, 12/15/16	548
374	Series 2012-D, Class A2, 0.400%, 09/15/15	374
659	Series 2012-D, Class A3, 0.510%, 04/15/17	660
669	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.548%, 01/15/18	669
	Fortress Opportunities Residential Transaction,
1,694	Series 2013-1A, Class A1N, SUB, 3.960%, 10/25/33 (e) (i)	1,694
698	Series 2013-1A, Class AR, SUB, 4.210%, 10/25/18 (e) (i)	698

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
853	Freedom Trust, Series 2011-2, Class A11, VAR, 3.465%, 08/01/46 (e)	877
310	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	303
	GE Equipment Midticket LLC,
800	Series 2012-1, Class A3, 0.600%, 05/23/16	800
360	Series 2012-1, Class A4, 0.780%, 09/22/20	360
286	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	286
1,879	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,879
	HLSS Servicer Advance Receivables Backed Notes,
1,560	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	1,570
1,607	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	1,606
1,197	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	1,196
497	Series 2013-T1, Class B2, 1.744%, 01/16/46 (e)	493
1,162	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	1,159
2,140	Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	2,140
196	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.366%, 03/25/36	146
	Honda Auto Receivables Owner Trust,
499	Series 2011-1, Class A4, 1.800%, 04/17/17	502
388	Series 2012-1, Class A4, 0.970%, 04/16/18	391
413	Series 2012-2, Class A3, 0.700%, 02/16/16	414
226	Series 2013-1, Class A2, 0.350%, 06/22/15	226
1,527	Series 2013-4, Class A3, 0.690%, 09/18/17	1,529
	HSBC Home Equity Loan Trust USA,
869	Series 2006-1, Class A1, VAR, 0.328%, 01/20/36	845
1,634	Series 2007-3, Class APT, VAR, 1.368%, 11/20/36	1,623
	Huntington Auto Trust,
473	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	474
1,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	1,010
604	Series 2012-1, Class A3, 0.810%, 09/15/16	606
	Hyundai Auto Receivables Trust,
10	Series 2010-B, Class A3, 0.970%, 04/15/15	10
710	Series 2010-B, Class A4, 1.630%, 03/15/17	717
21	Series 2011-A, Class A3, 1.160%, 04/15/15	21
520	Series 2011-A, Class A4, 1.780%, 12/15/15	524
195	Series 2011-B, Class A3, 1.040%, 09/15/15	196
824	Series 2011-B, Class A4, 1.650%, 02/15/17	832
769	Series 2013-A, Class A2, 0.400%, 12/15/15	769
	John Deere Owner Trust,
88	Series 2011-A, Class A3, 1.290%, 01/15/16	88
355	Series 2011-A, Class A4, 1.960%, 04/16/18	358
366	Series 2012-B, Class A2, 0.430%, 02/17/15	366
581	Series 2012-B, Class A4, 0.690%, 01/15/19	580
13,720	KGS-Alpha Capital Markets LP, Series 2013-2, VAR, 1.144%, 03/25/39	800
1,799	Kondaur Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.458%, 08/25/52 (e)	1,879
8	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	8
597	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.516%, 07/25/34 (e)	593
513	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, VAR, 0.366%, 01/25/36	467
	LV Tower 52 Issuer LLC,
3,208	Series 2013-1, Class A, 5.500%, 06/15/18 (i)	3,208
1,925	Series 2013-1, Class M, 7.500%, 06/15/18 (i)	1,925
1,772	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	1,769
1,044	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class M2, VAR, 2.416%, 03/25/32	1,043

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
138	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/15	138
1,117	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	1,108
3,100	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	3,120
	Nationstar Agency Advance Funding Trust,
1,078	Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	1,072
439	Series 2013-T2A, Class AT2, 1.892%, 02/18/48 (e)	430
216	Series 2013-T2A, Class BT2, 2.487%, 02/18/48 (e)	215
2,300	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	2,296
1,512	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	1,513
863	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.519%, 12/07/20	864
1,000	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.089%, 11/25/33	1,016
273	Newcastle Investment Trust, Series 2011-MH1, Class A, 2.450%, 12/10/33 (e)	275
	Nissan Auto Lease Trust,
616	Series 2012-B, Class A2A, 0.450%, 06/15/15	616
611	Series 2013-B, Class A3, 0.750%, 06/15/16	611
	Nissan Auto Receivables Owner Trust,
283	Series 2010-A, Class A4, 1.310%, 09/15/16	284
333	Series 2012-A, Class A4, 1.000%, 07/16/18	336
5,977	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	5,977
	NYMT Residential LLC,
1,500	Series 2012-RP1A, VAR, 4.250%, 12/25/17 (e) (i)	1,500
2,298	Series 2013-RP3A, SUB, 4.850%, 09/25/18 (i)	2,298
1,479	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.104%, 10/25/34	1,469
433	PennyMac Loan Trust, Series 2012-NPL1, Class A, VAR, 3.422%, 05/28/52 (e) (i)	431
1,000	Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	994
2,747	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.466%, 03/25/36	2,586
3,000	RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	3,015
20	Real Estate Asset Trust, Series 2011-2A, Class A1, 5.750%, 05/25/49 (e) (i)	20
297	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	159
1,494	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	1,519
656	Resort Finance Timeshare Receivables Trust, Series 2012-2, 5.750%, 09/05/18 (i)	656
1,000	RMAT, Series 2012-1A, Class A1, VAR, 2.734%, 08/26/52 (e) (i)	1,005
	Santander Drive Auto Receivables Trust,
700	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	706
316	Series 2011-1, Class B, 2.350%, 11/16/15	318
154	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	154
51	Series 2011-S2A, Class D, 3.350%, 06/15/17 (e)	51
11	Series 2012-1, Class A2, 1.250%, 04/15/15	11
411	Series 2012-1, Class A3, 1.490%, 10/15/15	412
45	Series 2012-2, Class A2, 0.910%, 05/15/15	45
427	Series 2012-2, Class A3, 1.220%, 12/15/15	428
264	Series 2012-3, Class A3, 1.080%, 04/15/16	264
197	Series 2012-6, Class A2, 0.470%, 09/15/15	197
333	Series 2012-6, Class A3, 0.620%, 07/15/16	333
504	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	511
311	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.689%, 01/25/36	196
	SNAAC Auto Receivables Trust,
131	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	131
330	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	330

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
4,920		SpringCastle America Funding LLC, Series 2013-1A, Class A, 4.000%, 04/03/21 (e)	4,937
		Springleaf Funding Trust,
9,200		Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	9,187
3,000		Series 2013-BA, Class A, 3.920%, 01/16/23 (e)	3,045
2,000		Series 2013-BA, Class B, 4.820%, 01/16/23 (e)	1,950
		Stanwich Mortgage Loan Co. LLC,
2,156		Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	2,164
2,472		Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	2,471
1,877		Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	1,844
3,192		Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	3,224
3,500		Station Place Securitization Trust, Series 2013-1, VAR, 1.399%, 02/25/15	3,500
43		Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.571%, 06/25/35	43
229		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	243
		Toyota Auto Receivables Owner Trust,
40		Series 2011-A, Class A3, 0.980%, 10/15/14	40
1,540		Series 2011-A, Class A4, 1.560%, 05/15/15	1,547
3,844		Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.568%, 10/15/15 (e)	3,906
256		United Auto Credit Securitization Trust, Series 2012-1, Class A2, 1.100%, 03/16/15 (e)	256
54		USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	54
3,500		Vericrest Opportunity Loan Transferee, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	3,487
1,100		Volkswagen Auto Lease Trust, Series 2012-A, Class A3, 0.870%, 07/20/15	1,103
1,829		Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	1,835
1,600		VOLT LLC, Series 2012-RLF1, Class A, SUB, 3.475%, 12/25/17 (e)	1,600
2,268		Volt NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	2,265
		Westgate Resorts LLC,
1,242		Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,265
1,428		Series 2012-2A, Class A, 3.000%, 01/20/25 (e)	1,437
728		Series 2012-3A, Class A, 2.500%, 03/20/25 (e)	728
1,423		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	1,416
		World Omni Auto Receivables Trust,
722		Series 2012-B, Class A2, 0.430%, 11/16/15	722
1,164		Series 2013-B, Class A3, 0.830%, 08/15/18	1,166
413		Series 2013-B, Class A4, 1.320%, 01/15/20	413

		Total Asset-Backed Securities (Cost $212,390)	213,786

Collateralized Mortgage Obligations — 24.7%
		Agency CMO — 16.7%
776		Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	825
231		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	261
		Federal Home Loan Mortgage Corp. REMIC,
14		Series 11, Class D, 9.500%, 07/15/19	15
10		Series 22, Class C, 9.500%, 04/15/20	11
16		Series 23, Class F, 9.600%, 04/15/20	19
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
1		Series 47, Class F, 10.000%, 06/15/20	1
4		Series 99, Class Z, 9.500%, 01/15/21	5
–	(h)	Series 204, Class E, HB, IF, 1,855.092%, 05/15/23	—	(h)
–	(h)	Series 1045, Class G, HB, 1,066.209%, 02/15/21	—	(h)
6		Series 1065, Class J, 9.000%, 04/15/21	8
1		Series 1079, Class S, HB, IF, 33.430%, 05/15/21	3
5		Series 1084, Class F, VAR, 1.118%, 05/15/21	6
4		Series 1084, Class S, HB, IF, 44.470%, 05/15/21	7
12		Series 1116, Class I, 5.500%, 08/15/21	13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
14		Series 1144, Class KB, 8.500%, 09/15/21	16
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,179.202%, 01/15/22	7
13		Series 1250, Class J, 7.000%, 05/15/22	15
22		Series 1343, Class LA, 8.000%, 08/15/22	25
27		Series 1343, Class LB, 7.500%, 08/15/22	32
45		Series 1370, Class JA, VAR, 1.318%, 09/15/22	45
46		Series 1455, Class WB, IF, 4.591%, 12/15/22	48
212		Series 1466, Class PZ, 7.500%, 02/15/23	241
3		Series 1470, Class F, VAR, 1.957%, 02/15/23	3
232		Series 1498, Class I, VAR, 1.318%, 04/15/23	231
334		Series 1502, Class PX, 7.000%, 04/15/23	374
41		Series 1505, Class Q, 7.000%, 05/15/23	46
96		Series 1518, Class G, IF, 8.849%, 05/15/23	116
31		Series 1541, Class M, HB, IF, 23.715%, 07/15/23	52
86		Series 1541, Class O, VAR, 1.870%, 07/15/23	89
9		Series 1570, Class F, VAR, 2.457%, 08/15/23	9
314		Series 1573, Class PZ, 7.000%, 09/15/23	357
203		Series 1591, Class PV, 6.250%, 10/15/23	225
27		Series 1602, Class SA, HB, IF, 22.205%, 10/15/23	47
826		Series 1608, Class L, 6.500%, 09/15/23	915
103		Series 1609, Class LG, IF, 16.970%, 11/15/23	117
467		Series 1638, Class H, 6.500%, 12/15/23	523
399		Series 1642, Class PJ, 6.000%, 11/15/23	451
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	20
18		Series 1686, Class SH, IF, 18.860%, 02/15/24	27
135		Series 1695, Class EB, 7.000%, 03/15/24	154
27		Series 1699, Class FC, VAR, 0.768%, 03/15/24	27
150		Series 1700, Class GA, PO, 02/15/24	143
384		Series 1706, Class K, 7.000%, 03/15/24	438
13		Series 1709, Class FA, VAR, 1.810%, 03/15/24	13
37		Series 1745, Class D, 7.500%, 08/15/24	43
798		Series 1760, Class ZD, VAR, 2.160%, 02/15/24	865
302		Series 1798, Class F, 5.000%, 05/15/23	327
6		Series 1807, Class G, 9.000%, 10/15/20	6
81		Series 1829, Class ZB, 6.500%, 03/15/26	91
80		Series 1863, Class Z, 6.500%, 07/15/26	89
39		Series 1865, Class D, PO, 02/15/24	34
60		Series 1890, Class H, 7.500%, 09/15/26	70
173		Series 1899, Class ZE, 8.000%, 09/15/26	201
10		Series 1935, Class FL, VAR, 0.868%, 02/15/27	10
124		Series 1963, Class Z, 7.500%, 01/15/27	145
20		Series 1970, Class PG, 7.250%, 07/15/27	23
189		Series 1981, Class Z, 6.000%, 05/15/27	213
85		Series 1987, Class PE, 7.500%, 09/15/27	95
214		Series 2019, Class Z, 6.500%, 12/15/27	245
64		Series 2033, Class SN, HB, IF, 27.133%, 03/15/24	39
173		Series 2038, Class PN, IO, 7.000%, 03/15/28	42
349		Series 2040, Class PE, 7.500%, 03/15/28	405
58		Series 2043, Class CJ, 6.500%, 04/15/28	67
280		Series 2054, Class PV, 7.500%, 05/15/28	325
512		Series 2075, Class PH, 6.500%, 08/15/28	582
576		Series 2075, Class PM, 6.250%, 08/15/28	588
158		Series 2086, Class GB, 6.000%, 09/15/28	172
234		Series 2089, Class PJ, IO, 7.000%, 10/15/28	50
700		Series 2095, Class PE, 6.000%, 11/15/28	783
2		Series 2102, Class TC, 6.000%, 12/15/13	2
1		Series 2102, Class TU, 6.000%, 12/15/13	1

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
11		Series 2115, Class PE, 6.000%, 01/15/14	11
229		Series 2125, Class JZ, 6.000%, 02/15/29	254
51		Series 2132, Class SB, HB, IF, 29.822%, 03/15/29	97
31		Series 2134, Class PI, IO, 6.500%, 03/15/19	4
–	(h)	Series 2135, Class UK, IO, 6.500%, 03/15/14	—	(h)
300		Series 2136, Class PG, 6.000%, 03/15/29	335
88		Series 2141, Class IO, IO, 7.000%, 04/15/29	19
76		Series 2163, Class PC, IO, 7.500%, 06/15/29	16
870		Series 2169, Class TB, 7.000%, 06/15/29	1,010
398		Series 2172, Class QC, 7.000%, 07/15/29	454
375		Series 2176, Class OJ, 7.000%, 08/15/29	431
208		Series 2201, Class C, 8.000%, 11/15/29	245
188		Series 2209, Class TC, 8.000%, 01/15/30	229
318		Series 2210, Class Z, 8.000%, 01/15/30	372
85		Series 2224, Class CB, 8.000%, 03/15/30	101
196		Series 2230, Class Z, 8.000%, 04/15/30	232
143		Series 2234, Class PZ, 7.500%, 05/15/30	167
119		Series 2247, Class Z, 7.500%, 08/15/30	139
181		Series 2256, Class MC, 7.250%, 09/15/30	211
336		Series 2259, Class ZM, 7.000%, 10/15/30	390
10		Series 2261, Class ZY, 7.500%, 10/15/30	11
40		Series 2262, Class Z, 7.500%, 10/15/30	47
395		Series 2271, Class PC, 7.250%, 12/15/30	459
537		Series 2283, Class K, 6.500%, 12/15/23	597
173		Series 2296, Class PD, 7.000%, 03/15/31	202
58		Series 2306, Class K, PO, 05/15/24	56
137		Series 2306, Class SE, IF, IO, 7.940%, 05/15/24	23
243		Series 2313, Class LA, 6.500%, 05/15/31	277
328		Series 2325, Class PM, 7.000%, 06/15/31	355
371		Series 2344, Class QG, 6.000%, 08/15/16	390
1,954		Series 2344, Class ZD, 6.500%, 08/15/31	2,120
168		Series 2344, Class ZJ, 6.500%, 08/15/31	190
169		Series 2345, Class NE, 6.500%, 08/15/31	192
113		Series 2345, Class PQ, 6.500%, 08/15/16	119
191		Series 2351, Class PZ, 6.500%, 08/15/31	217
1,559		Series 2353, Class AZ, 6.000%, 09/15/31	1,729
152		Series 2353, Class TD, 6.000%, 09/15/16	160
133		Series 2355, Class BP, 6.000%, 09/15/16	140
84		Series 2359, Class PM, 6.000%, 09/15/16	88
661		Series 2359, Class ZB, 8.500%, 06/15/31	800
227		Series 2360, Class PG, 6.000%, 09/15/16	239
51		Series 2363, Class PF, 6.000%, 09/15/16	53
96		Series 2366, Class MD, 6.000%, 10/15/16	101
317		Series 2367, Class ME, 6.500%, 10/15/31	339
333		Series 2391, Class QR, 5.500%, 12/15/16	349
146		Series 2394, Class MC, 6.000%, 12/15/16	154
651		Series 2396, Class FM, VAR, 0.618%, 12/15/31	653
361		Series 2399, Class OH, 6.500%, 01/15/32	393
609		Series 2399, Class TH, 6.500%, 01/15/32	661
564		Series 2410, Class NG, 6.500%, 02/15/32	616
214		Series 2410, Class OE, 6.375%, 02/15/32	233
392		Series 2410, Class QS, IF, 19.064%, 02/15/32	597
202		Series 2410, Class QX, IF, IO, 8.482%, 02/15/32	50
415		Series 2412, Class SP, IF, 15.765%, 02/15/32	574
692		Series 2420, Class XK, 6.500%, 02/15/32	749
505		Series 2423, Class MC, 7.000%, 03/15/32	588

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
475	Series 2423, Class MT, 7.000%, 03/15/32	550
153	Series 2425, Class OB, 6.000%, 03/15/17	162
1,015	Series 2430, Class WF, 6.500%, 03/15/32	1,156
546	Series 2434, Class TC, 7.000%, 04/15/32	618
565	Series 2435, Class CJ, 6.500%, 04/15/32	623
467	Series 2436, Class MC, 7.000%, 04/15/32	533
379	Series 2444, Class ES, IF, IO, 7.782%, 03/15/32	72
264	Series 2450, Class GZ, 7.000%, 05/15/32	305
303	Series 2450, Class SW, IF, IO, 7.832%, 03/15/32	61
1,369	Series 2455, Class GK, 6.500%, 05/15/32	1,558
85	Series 2458, Class QE, 5.500%, 06/15/17	90
462	Series 2462, Class JG, 6.500%, 06/15/32	526
1,012	Series 2464, Class SI, IF, IO, 7.832%, 02/15/32	197
38	Series 2466, Class PG, 6.500%, 04/15/32	39
942	Series 2466, Class PH, 6.500%, 06/15/32	1,033
446	Series 2474, Class NR, 6.500%, 07/15/32	508
603	Series 2484, Class LZ, 6.500%, 07/15/32	680
826	Series 2500, Class MC, 6.000%, 09/15/32	917
59	Series 2503, Class BH, 5.500%, 09/15/17	62
267	Series 2508, Class AQ, 5.500%, 10/15/17	286
597	Series 2512, Class PG, 5.500%, 10/15/22	662
335	Series 2535, Class BK, 5.500%, 12/15/22	372
546	Series 2537, Class TE, 5.500%, 12/15/17	584
1,162	Series 2543, Class YX, 6.000%, 12/15/32	1,304
1,171	Series 2544, Class HC, 6.000%, 12/15/32	1,315
1,297	Series 2552, Class ME, 6.000%, 01/15/33	1,456
1,255	Series 2567, Class QD, 6.000%, 02/15/33	1,376
838	Series 2568, Class KG, 5.500%, 02/15/23	921
133	Series 2571, Class SK, HB, IF, 33.777%, 09/15/23	257
3,042	Series 2575, Class ME, 6.000%, 02/15/33	3,412
371	Series 2586, Class WI, IO, 6.500%, 03/15/33	79
1,132	Series 2587, Class WX, 5.000%, 03/15/18	1,205
834	Series 2596, Class QG, 6.000%, 03/15/33	929
370	Series 2611, Class UH, 4.500%, 05/15/18	390
667	Series 2617, Class GR, 4.500%, 05/15/18	704
570	Series 2626, Class NS, IF, IO, 6.382%, 06/15/23	51
767	Series 2631, Class LC, 4.500%, 06/15/18	807
375	Series 2636, Class Z, 4.500%, 06/15/18	396
480	Series 2637, Class SA, IF, IO, 5.932%, 06/15/18	41
24	Series 2638, Class DS, IF, 8.432%, 07/15/23	28
33	Series 2640, Class UG, IO, 5.000%, 01/15/32	—	(h)
501	Series 2645, Class BI, IO, 4.500%, 02/15/18	6
372	Series 2650, Class PO, PO, 12/15/32	364
1,413	Series 2650, Class SO, PO, 12/15/32	1,391
547	Series 2651, Class VZ, 4.500%, 07/15/18	578
497	Series 2672, Class ME, 5.000%, 11/15/22	506
2,434	Series 2675, Class CK, 4.000%, 09/15/18	2,571
4,324	Series 2684, Class PO, PO, 01/15/33	4,299
395	Series 2691, Class ME, 4.500%, 04/15/32	404
146	Series 2692, Class SC, IF, 12.951%, 07/15/33	180
753	Series 2695, Class DG, 4.000%, 10/15/18	795
42	Series 2696, Class CO, PO, 10/15/18	41
1,897	Series 2710, Class HB, 5.500%, 11/15/23	2,107
562	Series 2715, Class OG, 5.000%, 01/15/23	576

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,210	Series 2716, Class UN, 4.500%, 12/15/23	1,305
616	Series 2720, Class PC, 5.000%, 12/15/23	670
652	Series 2744, Class PE, 5.500%, 02/15/34	697
1,017	Series 2744, Class TU, 5.500%, 05/15/32	1,074
95	Series 2755, Class SA, IF, 13.865%, 05/15/30	97
154	Series 2764, Class TE, 5.000%, 10/15/32	157
289	Series 2777, Class OM, PO, 12/15/32	286
50	Series 2780, Class JG, 4.500%, 04/15/19	52
1,284	Series 2783, Class AT, 4.000%, 04/15/19	1,361
3,348	Series 2809, Class UC, 4.000%, 06/15/19	3,542
199	Series 2827, Class XO, PO, 01/15/23	197
94	Series 2835, Class QO, PO, 12/15/32	86
183	Series 2840, Class JO, PO, 06/15/23	178
385	Series 2922, Class JN, 4.500%, 02/15/20	409
848	Series 2934, Class EC, PO, 02/15/20	845
20	Series 2934, Class EN, PO, 02/15/18	20
707	Series 2934, Class HI, IO, 5.000%, 02/15/20	70
670	Series 2934, Class KI, IO, 5.000%, 02/15/20	64
599	Series 2958, Class QD, 4.500%, 04/15/20	634
1,432	Series 2962, Class BE, 4.500%, 04/15/20	1,535
3,019	Series 2965, Class GD, 4.500%, 04/15/20	3,218
205	Series 2971, Class GC, 5.000%, 07/15/18	207
86	Series 2989, Class PO, PO, 06/15/23	84
4,268	Series 2990, Class U2, 5.750%, 06/15/35	4,684
1,483	Series 3004, Class EK, 5.500%, 07/15/35	1,562
41	Series 3007, Class AI, IO, 5.500%, 07/15/24	1
74	Series 3014, Class OD, PO, 08/15/35	60
457	Series 3047, Class OB, 5.500%, 12/15/33	464
944	Series 3047, Class OD, 5.500%, 10/15/35	1,054
604	Series 3049, Class XF, VAR, 0.518%, 05/15/33	608
3,095	Series 3064, Class MC, 5.500%, 11/15/35	3,474
152	Series 3068, Class AO, PO, 01/15/35	150
460	Series 3068, Class QB, 4.500%, 06/15/20	481
2,141	Series 3074, Class BH, 5.000%, 11/15/35	2,374
651	Series 3085, Class WF, VAR, 0.968%, 08/15/35	658
1,165	Series 3102, Class FB, VAR, 0.468%, 01/15/36	1,167
267	Series 3102, Class HS, HB, IF, 23.952%, 01/15/36	410
1,173	Series 3117, Class EO, PO, 02/15/36	1,080
676	Series 3117, Class OK, PO, 02/15/36	621
17	Series 3122, Class ZB, 6.000%, 03/15/36	17
2,484	Series 3131, Class BK, 5.500%, 03/15/26	2,762
220	Series 3134, Class PO, PO, 03/15/36	205
1,054	Series 3138, Class PO, PO, 04/15/36	979
31	Series 3149, Class SO, PO, 05/15/36	24
1,025	Series 3151, Class UC, 5.500%, 08/15/35	1,084
755	Series 3152, Class MO, PO, 03/15/36	709
219	Series 3171, Class MO, PO, 06/15/36	202
920	Series 3179, Class OA, PO, 07/15/36	851
261	Series 3194, Class SA, IF, IO, 6.932%, 07/15/36	45
784	Series 3211, Class SO, PO, 09/15/36	730
389	Series 3218, Class AO, PO, 09/15/36	364
932	Series 3219, Class DI, IO, 6.000%, 04/15/36	166
1,500	Series 3229, Class HE, 5.000%, 10/15/26	1,659
837	Series 3232, Class ST, IF, IO, 6.532%, 10/15/36	140
366	Series 3233, Class OP, PO, 05/15/36	324
404	Series 3242, Class NE, 5.750%, 02/15/34	412
524	Series 3256, Class PO, PO, 12/15/36	481

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,007	Series 3260, Class CS, IF, IO, 5.972%, 01/15/37	147
544	Series 3261, Class OA, PO, 01/15/37	514
348	Series 3274, Class JO, PO, 02/15/37	327
258	Series 3275, Class FL, VAR, 0.608%, 02/15/37	258
1,402	Series 3290, Class SB, IF, IO, 6.282%, 03/15/37	189
2,889	Series 3315, Class HZ, 6.000%, 05/15/37	3,236
110	Series 3318, Class AO, PO, 05/15/37	104
201	Series 3326, Class JO, PO, 06/15/37	189
663	Series 3331, Class PO, PO, 06/15/37	622
701	Series 3385, Class SN, IF, IO, 5.832%, 11/15/37	95
948	Series 3387, Class SA, IF, IO, 6.252%, 11/15/37	128
1,472	Series 3404, Class SC, IF, IO, 5.832%, 01/15/38	194
5,378	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	56
897	Series 3424, Class PI, IF, IO, 6.632%, 04/15/38	131
1,605	Series 3481, Class SJ, IF, IO, 5.682%, 08/15/38	238
1,329	Series 3505, Class SA, IF, IO, 5.832%, 01/15/39	175
1,516	Series 3511, Class SA, IF, IO, 5.832%, 02/15/39	202
545	Series 3549, Class FA, VAR, 1.368%, 07/15/39	552
535	Series 3607, Class BO, PO, 04/15/36	499
1,220	Series 3607, Class OP, PO, 07/15/37	1,142
735	Series 3607, Class PO, PO, 05/15/37	696
232	Series 3611, Class PO, PO, 07/15/34	215
636	Series 3621, Class BO, PO, 01/15/40	601
719	Series 3720, Class A, 4.500%, 09/15/25	781
2,219	Series 3739, Class LI, IO, 4.000%, 03/15/34	146
5,883	Series 3747, Class HI, IO, 4.500%, 07/15/37	623
1,000	Series 3747, Class PY, 4.000%, 10/15/40	992
2,783	Series 3759, Class HI, IO, 4.000%, 08/15/37	331
2,686	Series 3760, Class GI, IO, 4.000%, 10/15/37	254
9,334	Series 3774, Class EW, 3.500%, 12/15/25	9,561
206	Series 3798, Class BF, VAR, 0.468%, 06/15/24	206
1,063	Series 3804, Class FN, VAR, 0.618%, 03/15/39	1,060
4,695	Series 3819, Class ZQ, 6.000%, 04/15/36	5,213
839	Series 3852, Class QN, IF, 5.500%, 05/15/41	908
2,315	Series 3852, Class TP, IF, 5.500%, 05/15/41	2,486
3,000	Series 3920, Class LP, 5.000%, 01/15/34	3,285
1,639	Series 3925, Class FL, VAR, 0.618%, 01/15/41	1,644
1,362	Series 3957, Class B, 4.000%, 11/15/41	1,410
1,630	Series 3966, Class NA, 4.000%, 12/15/41	1,665
1,229	Series 3997, Class PF, VAR, 0.618%, 11/15/39	1,228
3,774	Series 4048, Class FJ, VAR, 0.568%, 07/15/37	3,755
2,000	Series 4217, Class KY, 3.000%, 06/15/43	1,725
8,269	Series 4219, Class JA, 3.500%, 08/15/39	8,524
2,501	Series 4240, Class B, 3.000%, 08/15/33	2,178
1,300	Series 4244, Class GL, 3.000%, 08/15/33	1,139
	Federal Home Loan Mortgage Corp. STRIPS,
2	Series 134, Class B, IO, 9.000%, 04/01/22	1
1,731	Series 233, Class 11, IO, 5.000%, 09/15/35	307
2,464	Series 233, Class 13, IO, 5.000%, 09/15/35	437
495	Series 243, Class 16, IO, 4.500%, 11/15/20	39
1,119	Series 243, Class 17, IO, 4.500%, 12/15/20	92
8,916	Series 262, Class 35, 3.500%, 07/15/42	9,059
2,519	Series 264, Class F1, VAR, 0.718%, 07/15/42	2,503
2,331	Series 267, Class F5, VAR, 0.668%, 08/15/42	2,333

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
2,860		Series 281, Class F1, VAR, 0.668%, 10/15/42	2,843
9,590		Series 299, Class 300, 3.000%, 01/15/43	9,444
2,520		Series 310, Class PO, PO, 09/15/43	1,790
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
589		Series T-41, Class 3A, VAR, 6.380%, 07/25/32	679
342		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	405
2,023		Series T-54, Class 2A, 6.500%, 02/25/43	2,402
602		Series T-54, Class 3A, 7.000%, 02/25/43	702
246		Series T-58, Class APO, PO, 09/25/43	202
540		Series T-59, Class 1AP, PO, 10/25/43	462
2,134		Series T-76, Class 2A, VAR, 3.287%, 10/25/37	2,138
		Federal National Mortgage Association - ACES,
3,300		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	3,653
1,416		Series 2011-M2, Class A2, 3.645%, 07/25/21	1,508
8,500		Series 2011-M2, Class A3, 3.764%, 07/25/21	9,003
926		Series 2012-M11, Class FA, VAR, 0.702%, 08/25/19	932
4,100		Series 2012-M9, Class A2, 2.482%, 04/25/22	3,897
4,200		Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	3,986
1,878		Series 2013-M7, Class A2, 2.280%, 12/27/22	1,746
8,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	7,505
		Federal National Mortgage Association Grantor Trust,
983		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,162
765		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	873
		Federal National Mortgage Association REMIC,
6		Series 1988-7, Class Z, 9.250%, 04/25/18	6
12		Series 1989-70, Class G, 8.000%, 10/25/19	14
5		Series 1989-78, Class H, 9.400%, 11/25/19	5
10		Series 1989-83, Class H, 8.500%, 11/25/19	11
8		Series 1989-89, Class H, 9.000%, 11/25/19	9
7		Series 1990-1, Class D, 8.800%, 01/25/20	8
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
2		Series 1990-93, Class G, 5.500%, 08/25/20	2
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
17		Series 1990-102, Class J, 6.500%, 08/25/20	19
22		Series 1990-120, Class H, 9.000%, 10/25/20	25
2		Series 1990-134, Class SC, HB, IF, 21.351%, 11/25/20	4
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	2
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
9		Series 1991-24, Class Z, 5.000%, 03/25/21	10
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
47		Series 1992-136, Class PK, 6.000%, 08/25/22	51
32		Series 1992-143, Class MA, 5.500%, 09/25/22	34
107		Series 1992-163, Class M, 7.750%, 09/25/22	122
176		Series 1992-188, Class PZ, 7.500%, 10/25/22	200
71		Series 1993-21, Class KA, 7.700%, 03/25/23	81
119		Series 1993-25, Class J, 7.500%, 03/25/23	136
28		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	39
41		Series 1993-62, Class SA, IF, 18.300%, 04/25/23	62
21		Series 1993-165, Class SD, IF, 12.826%, 09/25/23	27
46		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	56

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
31		Series 1993-179, Class SB, HB, IF, 25.563%, 10/25/23	50
21		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	24
56		Series 1993-199, Class FA, VAR, 0.716%, 10/25/23	56
59		Series 1993-205, Class H, PO, 09/25/23	54
92		Series 1993-225, Class UB, 6.500%, 12/25/23	107
31		Series 1993-230, Class FA, VAR, 0.766%, 12/25/23	31
86		Series 1993-247, Class FE, VAR, 1.166%, 12/25/23	88
40		Series 1993-247, Class SU, IF, 11.993%, 12/25/23	53
86		Series 1993-250, Class Z, 7.000%, 12/25/23	89
336		Series 1994-37, Class L, 6.500%, 03/25/24	374
1,650		Series 1994-40, Class Z, 6.500%, 03/25/24	1,832
76		Series 1995-2, Class Z, 8.500%, 01/25/25	90
269		Series 1995-19, Class Z, 6.500%, 11/25/23	311
358		Series 1996-14, Class SE, IF, IO, 8.200%, 08/25/23	62
10		Series 1996-27, Class FC, VAR, 0.666%, 03/25/17	10
32		Series 1996-59, Class J, 6.500%, 08/25/22	35
365		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	16
25		Series 1997-27, Class J, 7.500%, 04/18/27	28
54		Series 1997-29, Class J, 7.500%, 04/20/27	63
338		Series 1997-39, Class PD, 7.500%, 05/20/27	400
34		Series 1997-42, Class ZC, 6.500%, 07/18/27	38
639		Series 1997-61, Class ZC, 7.000%, 02/25/23	727
104		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	22
13		Series 1998-4, Class C, PO, 04/25/23	12
230		Series 1998-36, Class ZB, 6.000%, 07/18/28	254
122		Series 1998-43, Class SA, IF, IO, 17.797%, 04/25/23	45
218		Series 1998-66, Class SB, IF, IO, 7.984%, 12/25/28	38
117		Series 1999-17, Class C, 6.350%, 04/25/29	133
641		Series 1999-18, Class Z, 5.500%, 04/18/29	704
154		Series 1999-38, Class SK, IF, IO, 7.884%, 08/25/23	18
57		Series 1999-52, Class NS, HB, IF, 22.915%, 10/25/23	93
163		Series 1999-62, Class PB, 7.500%, 12/18/29	190
514		Series 2000-2, Class ZE, 7.500%, 02/25/30	598
295		Series 2000-20, Class SA, IF, IO, 8.934%, 07/25/30	71
37		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	9
178		Series 2001-4, Class PC, 7.000%, 03/25/21	198
–	(h)	Series 2001-5, Class OW, 6.000%, 03/25/16	—	(h)
105		Series 2001-7, Class PF, 7.000%, 03/25/31	122
34		Series 2001-7, Class PR, 6.000%, 03/25/16	34
23		Series 2001-10, Class PR, 6.000%, 04/25/16	23
353		Series 2001-30, Class PM, 7.000%, 07/25/31	407
382		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	82
351		Series 2001-36, Class DE, 7.000%, 08/25/31	408
776		Series 2001-44, Class MY, 7.000%, 09/25/31	901
128		Series 2001-44, Class PD, 7.000%, 09/25/31	146
121		Series 2001-44, Class PU, 7.000%, 09/25/31	141
1,348		Series 2001-48, Class Z, 6.500%, 09/25/21	1,511
109		Series 2001-49, Class Z, 6.500%, 09/25/31	122
93		Series 2001-52, Class KB, 6.500%, 10/25/31	106
114		Series 2001-52, Class XN, 6.500%, 11/25/15	119
1,144		Series 2001-61, Class Z, 7.000%, 11/25/31	1,310

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
93	Series 2001-71, Class MB, 6.000%, 12/25/16	98
201	Series 2001-71, Class QE, 6.000%, 12/25/16	211
54	Series 2001-72, Class SX, IF, 17.079%, 12/25/31	81
323	Series 2001-74, Class MB, 6.000%, 12/25/16	341
105	Series 2002-1, Class HC, 6.500%, 02/25/22	117
123	Series 2002-1, Class SA, HB, IF, 24.648%, 02/25/32	216
86	Series 2002-1, Class UD, HB, IF, 23.919%, 12/25/23	140
269	Series 2002-2, Class UC, 6.000%, 02/25/17	284
654	Series 2002-3, Class OG, 6.000%, 02/25/17	687
142	Series 2002-7, Class OG, 6.000%, 03/25/17	150
414	Series 2002-7, Class TG, 6.000%, 03/25/17	435
155	Series 2002-10, Class SB, IF, 18.802%, 03/25/17	190
1,198	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	42
18	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	22
18	Series 2002-18, Class PC, 5.500%, 04/25/17	18
147	Series 2002-19, Class PE, 6.000%, 04/25/17	155
37	Series 2002-21, Class LO, PO, 04/25/32	33
359	Series 2002-21, Class PE, 6.500%, 04/25/32	395
348	Series 2002-24, Class AJ, 6.000%, 04/25/17	369
112	Series 2002-25, Class SG, IF, 18.922%, 05/25/17	140
911	Series 2002-28, Class PK, 6.500%, 05/25/32	1,037
212	Series 2002-37, Class Z, 6.500%, 06/25/32	239
258	Series 2002-42, Class C, 6.000%, 07/25/17	275
1,237	Series 2002-48, Class GH, 6.500%, 08/25/32	1,409
554	Series 2002-62, Class ZE, 5.500%, 11/25/17	591
150	Series 2002-63, Class KC, 5.000%, 10/25/17	159
215	Series 2002-77, Class S, IF, 14.179%, 12/25/32	282
700	Series 2002-83, Class CS, 6.881%, 08/25/23	794
1,151	Series 2002-94, Class BK, 5.500%, 01/25/18	1,218
552	Series 2003-3, Class HJ, 5.000%, 02/25/18	587
2,524	Series 2003-22, Class UD, 4.000%, 04/25/33	2,680
1,316	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	301
872	Series 2003-34, Class AX, 6.000%, 05/25/33	976
1,516	Series 2003-34, Class ED, 6.000%, 05/25/33	1,724
53	Series 2003-35, Class UC, 3.750%, 05/25/33	56
155	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	29
1,319	Series 2003-39, Class LW, 5.500%, 05/25/23	1,468
1,259	Series 2003-41, Class PE, 5.500%, 05/25/23	1,381
332	Series 2003-42, Class GB, 4.000%, 05/25/33	357
64	Series 2003-45, Class AI, IO, 5.500%, 05/25/33	2
583	Series 2003-47, Class PE, 5.750%, 06/25/33	644
234	Series 2003-52, Class SX, HB, IF, 22.452%, 10/25/31	405
165	Series 2003-64, Class SX, IF, 13.330%, 07/25/33	196
592	Series 2003-71, Class DS, IF, 7.243%, 08/25/33	606
422	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	17
1,312	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	221
104	Series 2003-74, Class SH, IF, 9.871%, 08/25/33	105
447	Series 2003-76, Class GQ, 4.500%, 08/25/18	474
1,113	Series 2003-80, Class SY, IF, IO, 7.484%, 06/25/23	102
806	Series 2003-81, Class LC, 4.500%, 09/25/18	854
1,726	Series 2003-83, Class PG, 5.000%, 06/25/23	1,843

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
316	Series 2003-91, Class SD, IF, 12.223%, 09/25/33	391
1,810	Series 2003-116, Class SB, IF, IO, 7.434%, 11/25/33	359
492	Series 2003-122, Class TE, 5.000%, 12/25/22	500
1	Series 2003-128, Class KE, 4.500%, 01/25/14	1
483	Series 2003-128, Class NG, 4.000%, 01/25/19	510
137	Series 2003-130, Class SX, IF, 11.271%, 01/25/34	164
166	Series 2003-132, Class OA, PO, 08/25/33	160
1,664	Series 2004-4, Class QI, IF, IO, 6.934%, 06/25/33	241
157	Series 2004-4, Class QM, IF, 13.868%, 06/25/33	195
802	Series 2004-10, Class SC, HB, IF, 27.936%, 02/25/34	1,111
816	Series 2004-25, Class PC, 5.500%, 01/25/34	877
1,303	Series 2004-25, Class SA, IF, 19.069%, 04/25/34	1,820
2,676	Series 2004-27, Class HB, 4.000%, 05/25/19	2,836
559	Series 2004-36, Class PC, 5.500%, 02/25/34	600
1,584	Series 2004-36, Class SA, IF, 19.069%, 05/25/34	2,202
543	Series 2004-36, Class SN, IF, 13.868%, 07/25/33	656
1,795	Series 2004-37, Class AG, 4.500%, 11/25/32	1,854
644	Series 2004-46, Class QB, HB, IF, 23.336%, 05/25/34	1,000
2,088	Series 2004-46, Class SK, IF, 16.044%, 05/25/34	2,694
346	Series 2004-51, Class SY, IF, 13.908%, 07/25/34	449
379	Series 2004-53, Class NC, 5.500%, 07/25/24	421
487	Series 2004-59, Class BG, PO, 12/25/32	447
1,012	Series 2004-61, Class FH, VAR, 0.966%, 11/25/32	1,022
134	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	158
343	Series 2004-76, Class CL, 4.000%, 10/25/19	362
620	Series 2004-79, Class SP, IF, 19.343%, 11/25/34	845
150	Series 2004-81, Class AC, 4.000%, 11/25/19	159
10	Series 2004-92, Class JO, PO, 12/25/34	10
175	Series 2005-52, Class PA, 6.500%, 06/25/35	188
1,840	Series 2005-56, Class S, IF, IO, 6.544%, 07/25/35	378
390	Series 2005-66, Class SG, IF, 16.960%, 07/25/35	519
811	Series 2005-68, Class BC, 5.250%, 06/25/35	881
1,802	Series 2005-68, Class PG, 5.500%, 08/25/35	1,988
1,097	Series 2005-68, Class UC, 5.000%, 06/25/35	1,190
810	Series 2005-74, Class CS, IF, 19.564%, 05/25/35	1,133
7,143	Series 2005-84, Class XM, 5.750%, 10/25/35	7,861
3,137	Series 2005-109, Class PC, 6.000%, 12/25/35	3,499
11,813	Series 2005-110, Class GK, 5.500%, 08/25/34	12,519
4,326	Series 2005-110, Class GL, 5.500%, 12/25/35	4,769
2,890	Series 2005-110, Class MN, 5.500%, 06/25/35	3,114
751	Series 2005-116, Class PB, 6.000%, 04/25/34	795
237	Series 2006-15, Class OT, PO, 01/25/36	227
612	Series 2006-16, Class OA, PO, 03/25/36	565
797	Series 2006-22, Class AO, PO, 04/25/36	742
269	Series 2006-23, Class KO, PO, 04/25/36	256
2,584	Series 2006-39, Class WC, 5.500%, 01/25/36	2,828
138	Series 2006-42, Class CF, VAR, 0.616%, 06/25/36	138
1,381	Series 2006-44, Class GO, PO, 06/25/36	1,282
3,035	Series 2006-44, Class P, PO, 12/25/33	2,813
1,886	Series 2006-46, Class UC, 5.500%, 12/25/35	2,093
2,029	Series 2006-53, Class US, IF, IO, 6.414%, 06/25/36	316
1,799	Series 2006-56, Class FC, VAR, 0.456%, 07/25/36	1,797
1,800	Series 2006-56, Class PF, VAR, 0.516%, 07/25/36	1,804

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,008	Series 2006-56, Class PO, PO, 07/25/36	912
1,437	Series 2006-58, Class AP, PO, 07/25/36	1,312
153	Series 2006-58, Class FL, VAR, 0.626%, 07/25/36	154
614	Series 2006-58, Class PO, PO, 07/25/36	558
943	Series 2006-59, Class QO, PO, 01/25/33	935
3,235	Series 2006-60, Class DZ, 6.500%, 07/25/36	3,753
937	Series 2006-65, Class QO, PO, 07/25/36	869
243	Series 2006-72, Class TO, PO, 08/25/36	222
3,781	Series 2006-77, Class PC, 6.500%, 08/25/36	4,276
780	Series 2006-79, Class DO, PO, 08/25/36	724
626	Series 2006-90, Class AO, PO, 09/25/36	596
258	Series 2006-109, Class PO, PO, 11/25/36	241
2,006	Series 2006-110, Class PO, PO, 11/25/36	1,859
168	Series 2006-111, Class EO, PO, 11/25/36	159
1,018	Series 2006-118, Class A2, VAR, 0.226%, 12/25/36	995
275	Series 2006-119, Class PO, PO, 12/25/36	254
4,246	Series 2006-124, Class HB, VAR, 5.968%, 11/25/36	4,397
1,000	Series 2006-128, Class BP, 5.500%, 01/25/37	1,116
1,098	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	172
857	Series 2007-7, Class SG, IF, IO, 6.334%, 08/25/36	163
3,171	Series 2007-14, Class ES, IF, IO, 6.274%, 03/25/37	438
287	Series 2007-15, Class NO, PO, 03/25/22	284
1,165	Series 2007-16, Class FC, VAR, 0.916%, 03/25/37	1,158
379	Series 2007-42, Class AO, PO, 05/25/37	372
425	Series 2007-46, Class VK, 5.500%, 03/25/22	427
426	Series 2007-48, Class PO, PO, 05/25/37	390
1,423	Series 2007-54, Class FA, VAR, 0.566%, 06/25/37	1,425
6,924	Series 2007-60, Class AX, IF, IO, 6.984%, 07/25/37	1,069
327	Series 2007-77, Class FG, VAR, 0.666%, 03/25/37	328
1,400	Series 2007-81, Class GE, 6.000%, 08/25/37	1,569
2,501	Series 2007-84, Class PG, 6.000%, 12/25/36	2,659
4,379	Series 2007-88, Class VI, IF, IO, 6.374%, 09/25/37	641
2,964	Series 2007-91, Class ES, IF, IO, 6.294%, 10/25/37	449
1,951	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	491
3,423	Series 2007-101, Class A2, VAR, 0.416%, 06/27/36	3,370
814	Series 2007-106, Class A7, VAR, 6.007%, 10/25/37	912
3,000	Series 2007-114, Class A6, VAR, 0.366%, 10/27/37	3,002
2,296	Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	147
66	Series 2007-118, Class IO, IO, 6.000%, 06/25/36	4
1,768	Series 2008-1, Class BI, IF, IO, 5.744%, 02/25/38	216
1,338	Series 2008-10, Class XI, IF, IO, 6.064%, 03/25/38	193
753	Series 2008-16, Class IS, IF, IO, 6.034%, 03/25/38	117
942	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	74
1,000	Series 2008-24, Class DY, 5.000%, 04/25/23	1,071
779	Series 2008-27, Class SN, IF, IO, 6.734%, 04/25/38	116
469	Series 2008-39, Class CI, IO, 4.500%, 05/25/18	32
552	Series 2008-42, Class AO, PO, 09/25/36	533
64	Series 2008-44, Class PO, PO, 05/25/38	59
895	Series 2008-47, Class SI, IF, IO, 6.334%, 06/25/23	103
1,083	Series 2008-53, Class CI, IF, IO, 7.034%, 07/25/38	169
501	Series 2008-76, Class GF, VAR, 0.816%, 09/25/23	504
2,422	Series 2008-80, Class SA, IF, IO, 5.684%, 09/25/38	350
1,520	Series 2008-81, Class SB, IF, IO, 5.684%, 09/25/38	218
2,161	Series 2009-6, Class GS, IF, IO, 6.384%, 02/25/39	339

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
971		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	96
927		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	80
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	522
1,557		Series 2009-60, Class HT, 6.000%, 08/25/39	1,777
1,099		Series 2009-62, Class HJ, 6.000%, 05/25/39	1,210
1,598		Series 2009-70, Class CO, PO, 01/25/37	1,509
1,308		Series 2009-86, Class UI, IO, 4.000%, 10/25/14	35
1,118		Series 2009-99, Class SC, IF, IO, 6.014%, 12/25/39	115
1,106		Series 2009-103, Class MB, VAR, 2.666%, 12/25/39	1,144
1,619		Series 2010-45, Class BD, 4.500%, 11/25/38	1,700
1,741		Series 2010-49, Class SC, IF, 12.328%, 03/25/40	2,097
1,131		Series 2010-64, Class DM, 5.000%, 06/25/40	1,244
1,301		Series 2010-71, Class HJ, 5.500%, 07/25/40	1,449
2,885		Series 2010-133, Class A, 5.500%, 05/25/38	3,120
3,400		Series 2010-147, Class SA, IF, IO, 6.364%, 01/25/41	692
1,577		Series 2010-148, Class MA, 4.000%, 02/25/39	1,633
1,536		Series 2011-2, Class WA, VAR, 5.820%, 02/25/51	1,654
2,006		Series 2011-22, Class MA, 6.500%, 04/25/38	2,278
3,836		Series 2011-30, Class LS, IO, VAR, 2.697%, 04/25/41	227
2,500		Series 2011-31, Class DB, 3.500%, 04/25/31	2,500
7,500		Series 2011-44, Class EB, 3.000%, 05/25/26	7,426
996		Series 2011-75, Class FA, VAR, 0.716%, 08/25/41	1,001
1,922		Series 2011-118, Class MT, 7.000%, 11/25/41	2,243
2,633		Series 2011-130, Class CA, 6.000%, 12/25/41	2,927
1,608		Series 2012-14, Class FB, VAR, 0.616%, 08/25/37	1,613
9,087		Series 2012-47, Class HF, VAR, 0.566%, 05/25/27	9,106
3,000		Series 2012-66, Class CB, 3.000%, 06/25/32	2,656
6,041		Series 2012-99, Class AE, 2.500%, 05/25/39	5,925
3,758		Series 2012-108, Class F, VAR, 0.666%, 10/25/42	3,749
4,722		Series 2012-137, Class CF, VAR, 0.466%, 08/25/41	4,669
2,000		Series 2013-81, Class TA, 3.000%, 02/25/43	1,935
1,694		Series 2013-90, Class PM, 3.500%, 09/25/43	1,499
2,444		Series 2013-92, Class PO, PO, 09/25/43	1,831
3,349		Series 2013-101, Class AE, 3.000%, 10/25/33	3,075
3,728		Series 2013-101, Class DO, PO, 10/25/43	2,730
3,000		Series 2013-101, Class E, 3.000%, 10/25/33	2,695
3,500		Series 2013-103, Class VG, 3.000%, 03/25/30	3,276
4,000		Series 2013-108, Class GU, 3.000%, 10/25/33	3,651
–	(h)	Series G-17, Class S, HB, VAR, 1,063.794%, 06/25/21	7
24		Series G-28, Class S, IF, 14.934%, 09/25/21	31
30		Series G-35, Class M, 8.750%, 10/25/21	34
10		Series G-51, Class SA, HB, IF, 24.575%, 12/25/21	15
–	(h)	Series G92-27, Class SQ, HB, IF, 1,844.150%, 05/25/22	1
151		Series G92-35, Class E, 7.500%, 07/25/22	169
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	3
18		Series G92-42, Class Z, 7.000%, 07/25/22	20
433		Series G92-44, Class ZQ, 8.000%, 07/25/22	476
24		Series G92-52, Class FD, VAR, 0.187%, 09/25/22	24
175		Series G92-54, Class ZQ, 7.500%, 09/25/22	197
23		Series G92-59, Class F, VAR, 1.657%, 10/25/22	23
45		Series G92-61, Class Z, 7.000%, 10/25/22	53
30		Series G92-62, Class B, PO, 10/25/22	29

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
159		Series G93-1, Class KA, 7.900%, 01/25/23	183
36		Series G93-5, Class Z, 6.500%, 02/25/23	41
44		Series G93-14, Class J, 6.500%, 03/25/23	50
107		Series G93-17, Class SI, IF, 6.000%, 04/25/23	123
98		Series G93-27, Class FD, VAR, 1.046%, 08/25/23	99
24		Series G93-37, Class H, PO, 09/25/23	22
45		Series G95-1, Class C, 8.800%, 01/25/25	52
		Federal National Mortgage Association REMIC Trust,
996		Series 2003-W1, Class 1A1, VAR, 5.970%, 12/25/42	1,136
380		Series 2003-W1, Class 2A, VAR, 6.731%, 12/25/42	446
155		Series 2003-W4, Class 2A, VAR, 6.412%, 10/25/42	164
86		Series 2007-W7, Class 1A4, HB, IF, 38.184%, 07/25/37	157
2,540		Series 2009-W1, Class A, 6.000%, 12/25/49	2,916
		Federal National Mortgage Association STRIPS,
2		Series 23, Class 2, IO, 10.000%, 09/01/17	—	(h)
–	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
14		Series 218, Class 2, IO, 7.500%, 04/01/23	3
15		Series 265, Class 2, 9.000%, 03/01/24	18
184		Series 329, Class 1, PO, 01/01/33	170
566		Series 339, Class 18, IO, 4.500%, 07/01/18	38
804		Series 339, Class 21, IO, 4.500%, 08/25/18	53
405		Series 339, Class 28, IO, 5.500%, 07/01/18	31
231		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	40
866		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	133
718		Series 355, Class 11, IO, 6.000%, 07/01/34	122
331		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	23
1,274		Series 365, Class 8, IO, 5.500%, 05/01/36	240
172		Series 368, Class 3, IO, 4.500%, 11/01/20	12
657		Series 374, Class 5, IO, 5.500%, 08/01/36	101
364		Series 383, Class 32, IO, 6.000%, 01/01/38	61
954		Series 383, Class 33, IO, 6.000%, 01/01/38	159
211		Series 393, Class 6, IO, 5.500%, 04/25/37	32
		Federal National Mortgage Association Trust,
262		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	303
1,198		Series 2004-W15, Class 2AF, VAR, 0.416%, 08/25/44	1,187
833		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	976
2,930		Series 2005-W3, Class 2AF, VAR, 0.386%, 03/25/45	2,924
1,034		Series 2006-W2, Class 1AF1, VAR, 0.386%, 02/25/36	1,023
		Government National Mortgage Association,
1,615		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,884
224		Series 1998-26, Class K, 7.500%, 09/17/25	258
1,098		Series 1999-4, Class ZB, 6.000%, 02/20/29	1,238
1,087		Series 1999-10, Class ZC, 6.500%, 04/20/29	1,241
104		Series 1999-30, Class S, IF, IO, 8.432%, 08/16/29	24
16		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	18
218		Series 1999-40, Class ZW, 7.500%, 11/20/29	258
319		Series 1999-41, Class Z, 8.000%, 11/16/29	384
112		Series 1999-44, Class PC, 7.500%, 12/20/29	132
2,269		Series 1999-44, Class ZC, 8.500%, 12/16/29	2,717
388		Series 1999-44, Class ZG, 8.000%, 12/20/29	467
152		Series 2000-9, Class Z, 8.000%, 06/20/30	185

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
1,472	Series 2000-9, Class ZJ, 8.500%, 02/16/30	1,790
253	Series 2000-12, Class ST, HB, IF, 38.660%, 02/16/30	577
80	Series 2000-16, Class ZN, 7.500%, 02/16/30	82
2,012	Series 2000-21, Class Z, 9.000%, 03/16/30	2,442
15	Series 2000-30, Class ST, IF, 11.050%, 12/16/22	18
296	Series 2000-31, Class Z, 9.000%, 10/20/30	348
170	Series 2000-35, Class ZA, 9.000%, 11/20/30	183
26	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	6
125	Series 2001-6, Class SD, IF, IO, 8.382%, 03/16/31	32
236	Series 2001-7, Class PK, 6.500%, 03/20/31	270
13	Series 2001-32, Class WA, IF, 19.705%, 07/20/31	21
210	Series 2001-35, Class SA, IF, IO, 8.083%, 08/16/31	49
168	Series 2001-36, Class S, IF, IO, 7.882%, 08/16/31	39
884	Series 2001-64, Class MQ, 6.500%, 12/20/31	1,035
224	Series 2002-3, Class SP, IF, IO, 7.223%, 01/16/32	48
292	Series 2002-7, Class PG, 6.500%, 01/20/32	334
902	Series 2002-24, Class AG, IF, IO, 7.783%, 04/16/32	190
78	Series 2002-24, Class SB, IF, 11.674%, 04/16/32	102
1,996	Series 2002-31, Class SE, IF, IO, 7.333%, 04/16/30	365
568	Series 2002-40, Class UK, 6.500%, 06/20/32	658
31	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	35
2,138	Series 2002-45, Class QE, 6.500%, 06/20/32	2,474
736	Series 2002-47, Class PG, 6.500%, 07/16/32	854
1,363	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,578
40	Series 2002-51, Class SG, HB, IF, 31.772%, 04/20/31	85
1,187	Series 2002-52, Class GH, 6.500%, 07/20/32	1,343
608	Series 2002-70, Class PS, IF, IO, 7.532%, 08/20/32	57
949	Series 2002-75, Class PB, 6.000%, 11/20/32	1,102
980	Series 2003-11, Class SK, IF, IO, 7.532%, 02/16/33	192
399	Series 2003-12, Class SP, IF, IO, 7.532%, 02/20/33	83
87	Series 2003-24, Class PO, PO, 03/16/33	80
1,319	Series 2003-40, Class TJ, 6.500%, 03/20/33	1,544
753	Series 2003-46, Class MG, 6.500%, 05/20/33	887
1,105	Series 2003-46, Class TC, 6.500%, 03/20/33	1,268
359	Series 2003-52, Class AP, PO, 06/16/33	332
2,007	Series 2003-58, Class BE, 6.500%, 01/20/33	2,307
100	Series 2003-76, Class LS, IF, IO, 7.032%, 09/20/31	1
107	Series 2003-90, Class PO, PO, 10/20/33	91
1,305	Series 2003-112, Class SA, IF, IO, 6.383%, 12/16/33	221
1,299	Series 2003-112, Class TS, IF, IO, 6.782%, 10/20/32	105
3,760	Series 2004-11, Class SW, IF, IO, 5.332%, 02/20/34	487
171	Series 2004-15, Class SA, IF, 19.200%, 12/20/32	195
468	Series 2004-28, Class S, IF, 19.202%, 04/16/34	662
113	Series 2004-68, Class PO, PO, 05/20/31	112
182	Series 2004-73, Class AE, IF, 14.510%, 08/17/34	231
2,117	Series 2004-90, Class SI, IF, IO, 5.932%, 10/20/34	325
1,457	Series 2005-3, Class SB, IF, IO, 5.932%, 01/20/35	216
3,648	Series 2005-17, Class SL, IF, IO, 6.532%, 07/20/34	668
360	Series 2005-35, Class FL, VAR, 0.518%, 03/20/32	361
105	Series 2005-39, Class KI, IO, 5.500%, 03/20/34	7
3,195	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	681

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
389	Series 2005-68, Class DP, IF, 16.030%, 06/17/35	529
5,224	Series 2005-68, Class KI, IF, IO, 6.132%, 09/20/35	761
729	Series 2005-69, Class SY, IF, IO, 6.582%, 11/20/33	116
678	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	119
363	Series 2006-16, Class OP, PO, 03/20/36	335
64	Series 2006-28, Class GO, PO, 03/20/35	64
1,077	Series 2006-38, Class SW, IF, IO, 6.332%, 06/20/36	152
1,234	Series 2006-59, Class SD, IF, IO, 6.532%, 10/20/36	221
2,084	Series 2006-65, Class SA, IF, IO, 6.632%, 11/20/36	372
1,260	Series 2007-9, Class DI, IF, IO, 6.342%, 03/20/37	217
2,762	Series 2007-17, Class JI, IF, IO, 6.643%, 04/16/37	514
296	Series 2007-17, Class JO, PO, 04/16/37	263
1,785	Series 2007-19, Class SD, IF, IO, 6.032%, 04/20/37	245
1,824	Series 2007-26, Class SC, IF, IO, 6.032%, 05/20/37	252
1,326	Series 2007-27, Class SA, IF, IO, 6.032%, 05/20/37	197
431	Series 2007-28, Class BO, PO, 05/20/37	389
1,144	Series 2007-36, Class SE, IF, IO, 6.302%, 06/16/37	180
3,188	Series 2007-40, Class SB, IF, IO, 6.582%, 07/20/37	573
1,917	Series 2007-42, Class SB, IF, IO, 6.582%, 07/20/37	344
2,500	Series 2007-47, Class PH, 6.000%, 07/16/37	2,944
1,395	Series 2007-50, Class AI, IF, IO, 6.607%, 08/20/37	254
200	Series 2007-53, Class SW, IF, 19.701%, 09/20/37	271
853	Series 2007-57, Class PO, PO, 03/20/37	796
1,092	Series 2007-57, Class QA, IF, IO, 6.332%, 10/20/37	185
1,291	Series 2007-71, Class SB, IF, IO, 6.532%, 07/20/36	148
1,046	Series 2007-72, Class US, IF, IO, 6.382%, 11/20/37	178
1,060	Series 2007-73, Class MI, IF, IO, 5.832%, 11/20/37	134
2,079	Series 2007-76, Class SA, IF, IO, 6.362%, 11/20/37	354
1,067	Series 2007-79, Class SY, IF, IO, 6.382%, 12/20/37	182
663	Series 2007-81, Class SP, IF, IO, 6.482%, 12/20/37	125
1,191	Series 2007-82, Class SA, IF, IO, 6.362%, 12/20/37	203
583	Series 2008-2, Class MS, IF, IO, 6.992%, 01/16/38	96
1,944	Series 2008-2, Class NS, IF, IO, 6.373%, 01/16/38	283
1,135	Series 2008-10, Class S, IF, IO, 5.662%, 02/20/38	170
224	Series 2008-23, Class IO, IO, 6.000%, 02/20/37	13
825	Series 2008-25, Class SB, IF, IO, 6.732%, 03/20/38	122
783	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	96
1,576	Series 2008-36, Class SH, IF, IO, 6.132%, 04/20/38	220
7,296	Series 2008-40, Class SA, IF, IO, 6.233%, 05/16/38	1,304
1,556	Series 2008-41, Class SA, IF, IO, 6.172%, 05/20/38	247
1,017	Series 2008-55, Class SA, IF, IO, 6.032%, 06/20/38	141
371	Series 2008-60, Class PO, PO, 01/20/38	364
1,622	Series 2008-65, Class ME, 5.750%, 09/20/37	1,680
542	Series 2008-71, Class SC, IF, IO, 5.832%, 08/20/38	69
1,129	Series 2008-93, Class AS, IF, IO, 5.532%, 12/20/38	169
1,769	Series 2009-6, Class SA, IF, IO, 5.933%, 02/16/39	257
1,152	Series 2009-10, Class SL, IF, IO, 6.333%, 03/16/34	113
3,000	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	543
1,160	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	242
1,053	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	225
3,032	Series 2009-22, Class SA, IF, IO, 6.102%, 04/20/39	404
861	Series 2009-25, Class SE, IF, IO, 7.432%, 09/20/38	135

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
734	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	130
716	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	124
172	Series 2009-38, Class IO, IO, 5.000%, 09/16/31	3
1,265	Series 2009-43, Class SA, IF, IO, 5.782%, 06/20/39	160
1,081	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	174
2,603	Series 2009-72, Class SM, IF, IO, 6.082%, 08/16/39	410
542	Series 2009-79, Class OK, PO, 11/16/37	493
700	Series 2010-14, Class CO, PO, 08/20/35	606
606	Series 2010-130, Class CP, 7.000%, 10/16/40	714
4,097	Series 2010-157, Class OP, PO, 3.870, 12/20/40	3,450
3,556	Series 2010-H17, Class XQ, VAR, 5.245%, 07/20/60	4,045
1,368	Series 2011-22, Class WA, VAR, 5.966%, 02/20/37	1,508
3,140	Series 2011-75, Class SM, IF, IO, 6.432%, 05/20/41	693
3,306	Series 2012-61, Class FM, VAR, 0.568%, 05/16/42	3,306
976	Series 2012-141, Class WC, VAR, 3.759%, 01/20/42	1,010
4,668	Series 2012-H10, Class FA, VAR, 0.726%, 12/20/61	4,657
2,764	Series 2012-H15, Class FA, VAR, 0.626%, 05/20/62	2,770
3,441	Series 2012-H21, Class CF, VAR, 0.876%, 05/20/61	3,451
2,971	Series 2012-H21, Class DF, VAR, 0.826%, 05/20/61	2,975
4,870	Series 2012-H22, Class FD, VAR, 0.646%, 01/20/61	4,851
1,742	Series 2012-H24, Class FA, VAR, 0.626%, 03/20/60	1,746
3,731	Series 2012-H24, Class FG, VAR, 0.606%, 04/20/60	3,738
1,959	Series 2012-H26, Class MA, VAR, 0.726%, 07/20/62	1,956
2,843	Series 2012-H28, Class FA, VAR, 0.756%, 09/20/62	2,841
4,221	Series 2012-H30, Class PA, VAR, 0.626%, 11/20/59	4,229
2,312	Series 2012-H31, Class FD, VAR, 0.516%, 12/20/62	2,285
4,610	Series 2013-54, Class WA, VAR, 4.707%, 11/20/42	4,949
3,599	Series 2013-75, Class WA, VAR, 5.239%, 06/20/40	4,052
1,853	Series 2013-91, Class WA, VAR, 4.519%, 04/20/43	2,023
1,300	Series 2013-116, Class JY, 4.000%, 08/16/43	1,220
3,092	Series 2013-H01, Class FA, 1.650%, 01/20/63	3,042
1,783	Series 2013-H03, Class FA, VAR, 0.476%, 08/20/60	1,781
1,501	Series 2013-H04, Class BA, 1.650%, 02/20/63	1,476
4,917	Series 2013-H05, Class FB, VAR, 0.576%, 02/20/62	4,886
1,962	Series 2013-H07, Class HA, VAR, 0.586%, 03/20/63	1,943
9,954	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,810
1,932	Series 2013-H08, Class FC, VAR, 0.626%, 02/20/63	1,918
2,009	Series 2013-H09, Class HA, 1.650%, 04/20/63	1,973
4,595	Series 2013-H18, Class JA, VAR, 0.776%, 08/20/63	4,595
	Vendee Mortgage Trust,
520	Series 1994-1, Class 1, VAR, 5.616%, 02/15/24	577
864	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	960
763	Series 1996-1, Class 1Z, 6.750%, 02/15/26	866
556	Series 1996-2, Class 1Z, 6.750%, 06/15/26	650
1,071	Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,229
1,301	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,504
2,462	Series 1999-1, Class 2Z, 6.500%, 01/15/29	2,831

		668,716

	Non-Agency CMO — 8.0%
317	AAM ACE Resecuritization Trust, Series 2011-1, Class A20, VAR, 0.397%, 02/02/37 (e)	309
4	ABN Amro Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	4
	AJAX Mortgage Loan Trust,
2,726	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e) (i)	2,696

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,970	Series 2013-C, Class A, SUB, 4.500%, 03/25/35 (e) (i)	2,959
	Alternative Loan Trust,
268	Series 2002-8, Class A4, 6.500%, 07/25/32	275
13,097	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	12,927
700	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	709
2,180	Series 2005-1CB, Class 1A6, IF, IO, 6.934%, 03/25/35	440
5,139	Series 2005-20CB, Class 3A8, IF, IO, 4.584%, 07/25/35	529
8,776	Series 2005-22T1, Class A2, IF, IO, 4.904%, 06/25/35	1,405
5,353	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,070
182	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	152
7,151	Series 2005-37T1, Class A2, IF, IO, 4.884%, 09/25/35	1,020
4,681	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,266
11,770	Series 2005-54CB, Class 1A2, IF, IO, 4.684%, 11/25/35	1,605
2,941	Series 2005-57CB, Class 3A2, IF, IO, 4.934%, 12/25/35	414
1,767	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,548
6,975	Series 2005-J1, Class 1A4, IF, IO, 4.934%, 02/25/35	727
2,605	Series 2006-26CB, Class A9, 6.500%, 09/25/36	2,053
131	Alternative Loan Trust Resecuritization, Series 2005-5R, Class A1, 5.250%, 12/25/18	132
	American General Mortgage Loan Trust,
4,500	Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	4,568
327	Series 2010-1A, Class A1, VAR, 5.150%, 03/25/58 (e)	330
718	Series 2010-1A, Class A2, VAR, 5.650%, 03/25/58 (e)	736
1,140	Series 2010-1A, Class A3, VAR, 5.650%, 03/25/58 (e)	1,181
473	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	491
	ASG Resecuritization Trust,
818	Series 2009-1, Class A60, VAR, 2.194%, 06/26/37 (e)	805
755	Series 2009-2, Class A55, VAR, 4.934%, 05/24/36 (e)	768
1,000	Series 2009-2, Class G60, VAR, 4.934%, 05/24/36 (e)	1,041
3,756	Series 2009-3, Class A65, VAR, 2.287%, 03/26/37 (e)	3,755
2,802	Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	2,857
908	Series 2010-2, Class A60, VAR, 2.069%, 01/28/37 (e)	892
239	Series 2010-3, Class 2A22, VAR, 0.374%, 10/28/36 (e)	237
862	Series 2011-1, Class 3A50, VAR, 2.468%, 11/28/35 (e)	845
	Banc of America Alternative Loan Trust,
190	Series 2003-2, Class PO, PO, 04/25/33	166
290	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	296
322	Series 2003-11, Class PO, PO, 01/25/34	239
174	Series 2004-6, Class 15PO, PO, 07/25/19	159
1,542	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,444
4,492	Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	717
1,349	Series 2006-4, Class 1A4, 6.000%, 05/25/46	882
2,561	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e) (i)	2,549
	Banc of America Funding Trust,
379	Series 2004-1, Class PO, PO, 03/25/34	342
537	Series 2004-2, Class 30PO, PO, 09/20/34	481
411	Series 2004-C, Class 1A1, VAR, 5.078%, 12/20/34	408
953	Series 2005-6, Class 2A7, 5.500%, 10/25/35	926
618	Series 2005-7, Class 30PO, PO, 11/25/35	484
421	Series 2005-8, Class 30PO, PO, 01/25/36	312
1,572	Series 2005-E, Class 4A1, VAR, 2.670%, 03/20/35	1,580
624	Series 2006-A, Class 3A2, VAR, 2.772%, 02/20/36	494
785	Series 2010-R5, Class 1A1, 5.500%, 10/26/37 (e)	800

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
		Banc of America Mortgage Trust,
136		Series 2003-3, Class 2A1, VAR, 0.716%, 05/25/18	131
145		Series 2003-6, Class 2A1, VAR, 0.616%, 08/25/18	143
57		Series 2003-7, Class A2, 4.750%, 09/25/18	59
175		Series 2003-8, Class APO, PO, 11/25/33	148
1,123		Series 2004-3, Class 15IO, IO, VAR, 0.278%, 04/25/19	5
72		Series 2004-4, Class APO, PO, 05/25/34	61
1,823		Series 2004-5, Class 2A2, 5.500%, 06/25/34	1,879
619		Series 2004-6, Class 2A5, PO, 07/25/34	521
311		Series 2004-6, Class APO, PO, 07/25/34	277
33		Series 2004-8, Class 5PO, PO, 05/25/32	31
41		Series 2004-8, Class XPO, PO, 10/25/34	35
300		Series 2004-A, Class 2A2, VAR, 2.925%, 02/25/34	296
1,113		Series 2004-J, Class 3A1, VAR, 2.897%, 11/25/34	1,103
1,426		Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,421
		BCAP LLC Trust,
511		Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	535
669		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	687
791		Series 2010-RR12, Class 2A5, VAR, 3.304%, 01/26/36 (e)	803
427		Series 2010-RR4, Class 12A1, VAR, 4.000%, 07/26/36 (e)	428
–	(h)	Series 2010-RR4, Class 2A1, VAR, 0.916%, 06/26/37 (e)	—	(h)
861		Series 2010-RR6, Class 22A3, VAR, 4.623%, 06/26/36 (e)	893
74		Series 2010-RR6, Class 5A1, VAR, 4.608%, 11/26/37 (e)	73
230		Series 2010-RR7, Class 15A1, VAR, 0.965%, 01/26/36 (e)	226
705		Series 2010-RR7, Class 16A1, VAR, 0.843%, 02/26/47 (e)	686
347		Series 2010-RR7, Class 1A5, VAR, 4.989%, 04/26/35 (e)	341
2,253		Series 2010-RR7, Class 2A1, VAR, 2.280%, 07/26/45 (e)	2,184
383		Series 2010-RR8, Class 3A3, VAR, 5.060%, 05/26/35 (e)	392
1,500		Series 2010-RR8, Class 3A4, VAR, 5.060%, 05/26/35 (e)	1,417
1,357		Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	1,386
2,422		Series 2011-RR10, Class 2A1, VAR, 1.022%, 09/26/37 (e)	2,185
1,952		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,970
2,225		Series 2011-RR5, Class 11A3, VAR, 0.316%, 05/28/36 (e)	2,066
915		Series 2011-RR5, Class 14A3, VAR, 2.667%, 07/26/36 (e)	912
1,500		Series 2012-RR10, Class 3A1, VAR, 0.356%, 05/26/36 (e)	1,406
1,924		Series 2012-RR2, Class 1A1, VAR, 0.336%, 08/26/36 (e)	1,861
1,404		Series 2012-RR3, Class 2A5, VAR, 2.229%, 05/26/37 (e)	1,387
		Bear Stearns ARM Trust,
177		Series 2003-7, Class 3A, VAR, 2.472%, 10/25/33	174
844		Series 2004-1, Class 12A1, VAR, 2.855%, 04/25/34	830
188		Series 2004-2, Class 14A, VAR, 4.993%, 05/25/34	187
1,879		Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	1,880
4,287		Series 2006-1, Class A1, VAR, 2.370%, 02/25/36	4,243
1,442		CAM Mortgage Trust, Series 2013-1, Class A, VAR, 3.967%, 11/25/57 (e) (i)	1,426
		CHL Mortgage Pass-Through Trust,
973		Series 2003-26, Class 1A6, 3.500%, 08/25/33	971
129		Series 2003-44, Class A9, PO, 10/25/33	128
306		Series 2003-J7, Class 4A3, IF, 9.558%, 08/25/18	320
580		Series 2004-7, Class 2A1, VAR, 2.692%, 06/25/34	558
472		Series 2004-8, Class 2A1, 4.500%, 06/25/19	487
231		Series 2004-HYB1, Class 2A, VAR, 2.748%, 05/20/34	217
860		Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	804
726		Series 2004-HYB6, Class A3, VAR, 2.532%, 11/20/34	678

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
327	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	335
1,696	Series 2005-16, Class A23, 5.500%, 09/25/35	1,608
3,485	Series 2005-22, Class 2A1, VAR, 2.588%, 11/25/35	2,843
	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust,
191	Series 2005-5, Class APO, PO, 08/25/35	159
209	Series 2005-8, Class APO, PO, 11/25/35	162
	Citigroup Mortgage Loan Trust,
336	Series 2003-1, Class 2A5, 5.250%, 10/25/33	344
1,466	Series 2008-AR4, Class 1A1A, VAR, 2.782%, 11/25/38 (e)	1,481
654	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	678
5,882	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	5,934
6,452	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	6,637
471	Series 2011-10, Class 4A1, VAR, 0.360%, 02/25/46 (e)	453
	Citigroup Mortgage Loan Trust, Inc.,
174	Series 2003-1, Class 2A6, PO, 10/25/33	160
124	Series 2003-1, Class PO2, PO, 10/25/33	114
131	Series 2003-1, Class PO3, PO, 09/25/33	120
118	Series 2003-UP3, Class A3, 7.000%, 09/25/33	122
249	Series 2003-UST1, Class A1, 5.500%, 12/25/18	259
56	Series 2003-UST1, Class PO1, PO, 12/25/18	52
46	Series 2003-UST1, Class PO3, PO, 12/25/18	43
168	Series 2004-UST1, Class A6, VAR, 3.798%, 08/25/34	167
454	Series 2005-1, Class 2A1A, VAR, 2.740%, 04/25/35	356
599	Series 2005-2, Class 2A11, 5.500%, 05/25/35	603
551	Series 2005-5, Class 1A2, VAR, 2.596%, 08/25/35	397
525	Series 2012-A, Class A, 2.500%, 06/25/51 (e) (i)	512
	Credit Suisse First Boston Mortgage Securities Corp.,
710	Series 2003-1, Class DB1, 6.564%, 02/25/33	722
140	Series 2003-17, Class 2A1, 5.000%, 07/25/18	144
427	Series 2003-21, Class 1A4, 5.250%, 09/25/33	442
539	Series 2003-25, Class 1P, PO, 10/25/33	489
48	Series 2004-5, Class 5P, PO, 08/25/19	45
2,056	Series 2005-4, Class 3A18, 5.500%, 06/25/35	2,031
535	Series 2005-4, Class 3A22, 5.500%, 06/25/35	532
2,288	Series 2005-4, Class 3A23, 5.500%, 06/25/35	2,214
	CSMC,
627	Series 2010-16, Class A3, VAR, 3.816%, 06/25/50 (e)	621
17	Series 2010-1R, Class 26A1, 4.750%, 05/27/37 (e)	17
9,249	Series 2010-11R, Class A6, VAR, 1.179%, 06/28/47 (e)	8,836
305	Series 2010-12R, Class 14A1, VAR, 2.535%, 09/26/46 (e)	304
1,669	Series 2011-1R, Class A1, VAR, 1.164%, 02/27/47 (e)	1,663
961	Series 2011-6R, Class 3A1, VAR, 2.704%, 07/28/36 (e)	951
1,322	Series 2011-7R, Class A1, VAR, 1.414%, 08/28/47 (e)	1,319
1,385	Series 2011-9R, Class A1, VAR, 2.164%, 03/27/46 (e)	1,388
2,070	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	2,096
1,069	Series 2012-3R, Class 1A1, VAR, 3.250%, 07/27/37 (e)	1,067
262	Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust, Series 2009-RS2, Class 4A1, VAR, 0.163%, 04/26/37 (e)	258
917	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	917
7	First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	7
	First Horizon Alternative Mortgage Securities Trust,
1,211	Series 2004-AA4, Class A1, VAR, 2.231%, 10/25/34	1,180

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,854	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,625
3,065	Series 2007-FA4, Class 1A2, IF, IO, 5.484%, 08/25/37	563
	First Horizon Mortgage Pass-Through Trust,
2,572	Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,667
830	Series 2004-AR2, Class 2A1, VAR, 2.627%, 05/25/34	819
1,625	Series 2005-AR1, Class 2A2, VAR, 2.654%, 04/25/35	1,626
673	Freedom Trust, Series 2011-4, Class A18, VAR, 5.000%, 03/25/37 (e)	678
	GMACM Mortgage Loan Trust,
732	Series 2003-AR1, Class A4, VAR, 3.012%, 10/19/33	742
363	Series 2004-J5, Class A7, 6.500%, 01/25/35	386
154	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	158
5,283	Series 2005-AR3, Class 3A4, VAR, 3.302%, 06/19/35	5,068
	GSMPS Mortgage Loan Trust,
1,011	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,063
1,471	Series 2005-RP3, Class 1AF, VAR, 0.516%, 09/25/35 (e)	1,220
1,111	Series 2005-RP3, Class 1AS, IO, VAR, 4.888%, 09/25/35 (e)	160
4,861	Series 2006-RP2, Class 1AS2, IF, IO, 4.910%, 04/25/36 (e)	655
	GSR Mortgage Loan Trust,
726	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	777
832	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	870
627	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	619
326	Series 2005-4F, Class AP, PO, 05/25/35	286
3,281	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,342
3,782	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,426
3,580	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,497
4,547	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e) (i)	4,439
381	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 0.466%, 05/25/35	382
	Impac Secured Assets Trust,
800	Series 2006-1, Class 2A1, VAR, 0.516%, 05/25/36	788
992	Series 2006-2, Class 2A1, VAR, 0.516%, 08/25/36	959
16,083	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	20
	JP Morgan Mortgage Trust,
1,623	Series 2006-A2, Class 4A1, VAR, 2.734%, 08/25/34	1,619
2,217	Series 2006-A2, Class 5A3, VAR, 2.551%, 11/25/33	2,232
434	Series 2006-A3, Class 6A1, VAR, 2.723%, 08/25/34	433
528	JP Morgan Resecuritization Trust, Series 2009-6, Class 4A1, VAR, 2.713%, 09/26/36 (e)	533
	Lehman Mortgage Trust,
770	Series 2006-2, Class 1A1, VAR, 6.291%, 04/25/36	730
1,463	Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,342
1,000	LVII Resecuritization Trust, Series 2009-3, Class M3, VAR, 5.376%, 11/27/37 (e)	1,023
	MASTR Adjustable Rate Mortgages Trust,
90	Series 2004-4, Class 2A1, VAR, 1.969%, 05/25/34	79
940	Series 2004-13, Class 2A1, VAR, 2.644%, 04/21/34	963
2,311	Series 2004-13, Class 3A7, VAR, 2.624%, 11/21/34	2,382
402	Series 2004-15, Class 3A1, VAR, 2.946%, 12/25/34	391
	MASTR Alternative Loan Trust,
216	Series 2003-3, Class 1A1, 6.500%, 05/25/33	226
606	Series 2003-9, Class 8A1, 6.000%, 01/25/34	623
724	Series 2004-3, Class 2A1, 6.250%, 04/25/34	749
1,046	Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,085
491	Series 2004-6, Class 30PO, PO, 07/25/34	422
714	Series 2004-6, Class 7A1, 6.000%, 07/25/34	733
360	Series 2004-7, Class 30PO, PO, 08/25/34	278

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
1,503	Series 2004-8, Class 6A1, 5.500%, 09/25/19	1,566
215	Series 2004-10, Class 1A1, 4.500%, 09/25/19	220
	MASTR Asset Securitization Trust,
80	Series 2003-2, Class 2A1, 4.500%, 03/25/18	80
21	Series 2003-3, Class 4A1, 5.000%, 04/25/18	22
112	Series 2003-4, Class 3A2, 5.000%, 05/25/18	115
133	Series 2003-12, Class 30PO, PO, 12/25/33	123
99	Series 2004-1, Class 30PO, PO, 02/25/34	89
39	Series 2004-4, Class 3A1, 4.500%, 04/25/19	40
67	Series 2004-6, Class 15PO, PO, 07/25/19	63
87	Series 2004-8, Class 1A1, 4.750%, 08/25/19	89
40	Series 2004-8, Class PO, PO, 08/25/19	37
2,906	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.516%, 05/25/35 (e)	2,448
1,371	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,097
	Merrill Lynch Mortgage Investors Trust,
387	Series 2003-E, Class A1, VAR, 0.786%, 10/25/28	374
945	Series 2004-1, Class 2A1, VAR, 2.157%, 12/25/34	941
773	Series 2004-A, Class A1, VAR, 0.626%, 04/25/29	724
40	ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	44
706	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.486%, 02/25/35	673
538	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	551
	Nomura Asset Acceptance Corp. Alternative Loan Trust,
270	Series 2003-A1, Class A1, 5.500%, 05/25/33	274
118	Series 2003-A1, Class A2, 6.000%, 05/25/33	121
61	Series 2003-A1, Class A5, 7.000%, 04/25/33	63
7	Series 2003-A1, Class A7, 5.000%, 04/25/18	8
	PaineWebber CMO Trust,
1	Series H, Class 4, 8.750%, 04/01/18	2
9	Series P, Class 4, 8.500%, 08/01/19	10
410	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.685%, 05/25/35	413
	RALI Trust,
120	Series 2002-QS16, Class A3, IF, 16.276%, 10/25/17	126
390	Series 2002-QS8, Class A5, 6.250%, 06/25/17	397
4,965	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	5,136
767	Series 2003-QS12, Class A2A, IF, IO, 7.434%, 06/25/18	81
233	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	17
1,666	Series 2003-QS14, Class A1, 5.000%, 07/25/18	1,697
524	Series 2003-QS18, Class A1, 5.000%, 09/25/18	538
1,671	Series 2003-QS19, Class A1, 5.750%, 10/25/33	1,788
329	Series 2003-QS3, Class A2, IF, 16.135%, 02/25/18	359
194	Series 2003-QS3, Class A8, IF, IO, 7.434%, 02/25/18	10
860	Series 2003-QS9, Class A3, IF, IO, 7.384%, 05/25/18	99
2,356	Series 2004-QA6, Class NB2, VAR, 3.100%, 12/26/34	2,069
	RBSSP Resecuritization Trust,
510	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	532
298	Series 2009-6, Class 15A1, 5.500%, 01/26/21 (e)	300
755	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	764
1,075	Series 2009-12, Class 1A1, VAR, 5.996%, 11/25/33 (e)	1,123
985	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	1,009
344	Series 2010-12, Class 8A1, 4.000%, 06/27/21 (e)	348
	Residential Asset Securitization Trust,
423	Series 2003-A13, Class A3, 5.500%, 01/25/34	436
34	Series 2003-A14, Class A1, 4.750%, 02/25/19	35

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
3,263	Series 2005-A2, Class A4, IF, IO, 4.884%, 03/25/35	522
871	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	746
	RFMSI Trust,
858	Series 2003-S13, Class A3, 5.500%, 06/25/33	859
137	Series 2003-S14, Class A4, PO, 07/25/18	129
294	Series 2004-S3, Class A1, 4.750%, 03/25/19	301
592	Series 2004-S6, Class 2A6, PO, 06/25/34	511
129	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	131
879	Series 2005-SA4, Class 1A1, VAR, 2.848%, 09/25/35	728
30	RFSC Trust, Series 2003-RM2, Class AP-3, PO, 05/25/33	27
	Salomon Brothers Mortgage Securities VII, Inc.,
349	Series 2003-HYB1, Class A, VAR, 2.620%, 09/25/33	352
46	Series 2003-UP2, Class PO1, PO, 12/25/18	41
	Springleaf Mortgage Loan Trust,
1,737	Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	1,807
2,100	Series 2011-1A, Class A2, VAR, 5.450%, 01/25/58 (e)	2,280
685	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	700
1,600	Series 2012-1A, Class M3, VAR, 6.000%, 09/25/57 (e)	1,679
2,924	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	2,980
2,000	Series 2012-2A, Class M4, VAR, 6.000%, 10/25/57 (e)	2,100
3,556	Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	3,549
1,130	Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	1,118
589	Series 2012-3A, Class M2, VAR, 3.560%, 12/25/59 (e)	577
455	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	455
267	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	270
2,689	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,658
1,116	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	1,079
900	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	875
634	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	602
3,991	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	3,980
1,058	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,040
949	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	949
2,131	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	2,131
1,902	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.816%, 06/25/34	1,896
862	Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 1A1, VAR, 0.827%, 10/19/34	811
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
1,034	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	1,059
1,806	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,858
	Structured Asset Securities Corp. Trust,
234	Series 2005-6, Class 4A1, 5.000%, 05/25/35	236
317	Series 2005-10, Class 5A9, 5.250%, 12/25/34	310
	Thornburg Mortgage Securities Trust,
582	Series 2003-4, Class A1, VAR, 0.806%, 09/25/43	559
550	Series 2004-4, Class 3A, VAR, 2.123%, 12/25/44	546
	Vericrest Opportunity Loan Transferee,
1,463	Series 2013-1A, Class A, VAR, 3.105%, 11/25/50 (e)	1,474
1,031	Series 2013-NPL4, Class A1, SUB, 4.000%, 11/25/53	1,031
2,465	WaMu Mortgage Pass-Through Certificates, Series 2004-RS2, Class A4, 5.000%, 11/25/33	2,467
	WaMu Mortgage Pass-Through Certificates Trust,
205	Series 2003-AR8, Class A, VAR, 2.425%, 08/25/33	206
3,152	Series 2003-AR9, Class 1A6, VAR, 2.427%, 09/25/33	3,181

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
472	Series 2003-AR9, Class 2A, VAR, 2.443%, 09/25/33	474
323	Series 2003-S8, Class A6, 4.500%, 09/25/18	331
1,659	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,719
162	Series 2003-S9, Class P, PO, 10/25/33	148
262	Series 2004-AR3, Class A1, VAR, 2.451%, 06/25/34	263
219	Series 2004-AR3, Class A2, VAR, 2.451%, 06/25/34	221
357	Series 2006-AR10, Class 2P, VAR, 2.386%, 09/25/36	211
257	Series 2006-AR12, Class 2P, VAR, 1.970%, 10/25/36	159
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
10,401	Series 2005-2, Class 1A4, IF, IO, 4.884%, 04/25/35	1,498
2,063	Series 2005-2, Class 2A3, IF, IO, 4.834%, 04/25/35	261
2,725	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	733
3,312	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,064
2,739	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	695
802	Series 2005-6, Class 2A4, 5.500%, 08/25/35	736
5,149	Series 2005-6, Class 2A9, 5.500%, 08/25/35	4,623
118	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	118
2,657	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	2,673
	Wells Fargo Mortgage-Backed Securities Trust,
274	Series 2003-K, Class 1A1, VAR, 2.492%, 11/25/33	277
518	Series 2003-K, Class 1A2, VAR, 2.492%, 11/25/33	529
77	Series 2004-BB, Class A4, VAR, 2.610%, 01/25/35	77
662	Series 2004-EE, Class 2A1, VAR, 2.613%, 12/25/34	667
694	Series 2004-EE, Class 3A1, VAR, 2.711%, 12/25/34	697
3,366	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	3,399
704	Series 2004-V, Class 1A1, VAR, 2.629%, 10/25/34	722
374	Series 2005-1, Class 2A1, 5.000%, 01/25/20	386
106	Series 2005-13, Class APO, PO, 11/25/20	96
346	Series 2005-16, Class APO, PO, 01/25/36	267
453	Series 2005-AR16, Class 2A1, VAR, 2.672%, 02/25/34	457
654	Series 2005-AR8, Class 2A1, VAR, 2.673%, 06/25/35	663
732	Series 2006-2, Class APO, PO, 03/25/36	447
355	Series 2006-4, Class 1APO, PO, 04/25/36	265
1,750	Series 2007-7, Class A7, 6.000%, 06/25/37	1,671
482	Series 2007-11, Class A14, 6.000%, 08/25/37	455

		321,199

	Total Collateralized Mortgage Obligations (Cost $930,564)	989,915

Commercial Mortgage-Backed Securities — 3.7%
	A10 Securitization LLC,
1,593	Series 2012-1, Class A, 3.492%, 04/15/24 (e)	1,605
1,414	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	1,413
3,577	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	3,577
696	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	696
560	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	534
	Banc of America Commercial Mortgage Trust,
365	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	393
2,270	Series 2006-4, Class A4, 5.634%, 07/10/46	2,479
915	Series 2006-5, Class A4, 5.414%, 09/10/47	1,000
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
400	Series 2005-3, Class A4, 4.668%, 07/10/43	420
1,610	Series 2005-3, Class AM, 4.727%, 07/10/43	1,678

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
1,295	Series 2005-6, Class ASB, VAR, 5.357%, 09/10/47	1,299
	BB-UBS Trust,
3,200	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	2,989
2,500	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	2,390
	Bear Stearns Commercial Mortgage Securities Trust,
40,142	Series 2005-PWR8, Class X1, IO, VAR, 0.931%, 06/11/41 (e)	374
563	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	571
3,148	Series 2006-PW11, Class A4, VAR, 5.611%, 03/11/39	3,407
94,263	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.234%, 12/11/49 (e)	908
1,250	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	1,308
	COBALT CMBS Commercial Mortgage Trust,
605	Series 2006-C1, Class A4, 5.223%, 08/15/48	657
22,728	Series 2006-C1, Class IO, IO, VAR, 0.998%, 08/15/48	421
	COMM Mortgage Trust,
1,100	Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,150
3,023	Series 2012-CR2, Class XA, IO, VAR, 2.106%, 08/15/45	342
3,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	3,612
1,060	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	994
330	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.107%, 11/17/26 (e)	330
	Commercial Mortgage Trust,
500	Series 2005-GG3, Class AJ, VAR, 4.859%, 08/10/42	519
300	Series 2006-GG7, Class AM, VAR, 6.018%, 07/10/38	329
700	Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A3, VAR, 5.858%, 03/15/39	757
	DBRR Trust,
490	Series 2012-EZ1, Class A, 0.946%, 09/25/45 (e)	490
2,089	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	2,089
1,612	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	1,670
2,293	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	2,313
1,866	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,930
4,265	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	4,497
	GS Mortgage Securities Corp. II,
1,651	Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	1,674
1,434	Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	1,429
488	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	493
850	GS Mortgage Securities Trust, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	920
1,000	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	1,099
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,000	Series 2005-CB11, Class AJ, VAR, 5.567%, 08/12/37	1,050
400	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	406
1,000	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,109
998	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	928
	LB-UBS Commercial Mortgage Trust,
1,000	Series 2006-C1, Class A4, 5.156%, 02/15/31	1,072
40,168	Series 2006-C7, Class XW, IO, VAR, 0.850%, 11/15/38 (e)	701
300	Series 2007-C1, Class AM, 5.455%, 02/15/40	329
829	Series 2007-C2, Class A3, 5.430%, 02/15/40	921
	Merrill Lynch Mortgage Trust,
2,933	Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,139
703	Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	707
	ML-CFC Commercial Mortgage Trust,
3,199	Series 2006-1, Class A4, VAR, 5.653%, 02/12/39	3,440

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
29,383	Series 2006-4, Class XC, IO, VAR, 0.246%, 12/12/49 (e)	342
	Morgan Stanley Capital I Trust,
35,959	Series 2006-IQ12, Class X1, IO, VAR, 0.161%, 12/15/43 (e)	484
71,721	Series 2007-HQ11, Class X, IO, VAR, 0.398%, 02/12/44 (e)	375
764	Series 2011-C3, Class A3, 4.054%, 07/15/49	819
	Morgan Stanley Re-REMIC Trust,
2,448	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	2,470
1,548	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	1,568
1,387	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,387
5,522	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	5,561
1,800	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,485
	NCUA Guaranteed Notes Trust,
20,500	Series 2010-C1, Class A2, 2.900%, 10/29/20	21,355
10,773	Series 2010-C1, Class APT, 2.650%, 10/29/20	11,145
2,049	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.367%, 08/25/29 (e)	2,049
	N-Star Real Estate CDO Ltd., (Cayman Islands),
2,450	Series 2013-1A, Class A, VAR, 2.016%, 08/25/29 (e)	2,452
1,392	Series 2013-1A, Class B, VAR, 5.170%, 08/25/29 (e)	1,383
2,850	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	2,851
664	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	618
1,890	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	1,895
2,908	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.570%, 08/15/39	2,997
2,236	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,161
	UBS-Barclays Commercial Mortgage Trust,
1,053	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,057
10,417	Series 2012-C2, Class XA, IO, VAR, 1.955%, 05/10/63 (e)	947
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	833
2,995	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	3,013
1,398	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	1,325
2,500	Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A, VAR, 2.800%, 03/18/28 (e)	2,442
2,138	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	2,133
	WFRBS Commercial Mortgage Trust,
1,700	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,814
800	Series 2012-C6, Class A4, 3.440%, 04/15/45	810

	Total Commercial Mortgage-Backed Securities (Cost $143,347)	146,329

Corporate Bonds — 17.8%
	Consumer Discretionary — 1.2%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
591	3.750%, 12/01/21	595
675	4.250%, 03/01/21	699
1,000	5.250%, 12/01/41	991

		2,285

	Automobiles — 0.1%
	Daimler Finance North America LLC,
421	1.650%, 04/10/15 (e)	425
532	1.875%, 01/11/18 (e)	530
981	2.375%, 08/01/18 (e)	986
739	2.625%, 09/15/16 (e)	767
1,425	2.950%, 01/11/17 (e)	1,478

		4,186

	Household Durables — 0.0% (g)
505	Newell Rubbermaid, Inc., 4.700%, 08/15/20	533

	Media — 0.8%
	21st Century Fox America, Inc.,
100	6.200%, 12/15/34	110
400	6.650%, 11/15/37	463
250	6.900%, 08/15/39	295

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Media — Continued
1,075	7.300%, 04/30/28	1,281
500	8.000%, 10/17/16	592
415	8.875%, 04/26/23	537
	CBS Corp.,
140	5.500%, 05/15/33	140
252	5.750%, 04/15/20	285
150	7.875%, 09/01/23	180
1,000	7.875%, 07/30/30	1,230
190	8.875%, 05/15/19	244
250	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	350
	Comcast Corp.,
1,082	4.250%, 01/15/33	1,001
2,885	5.900%, 03/15/16	3,210
400	6.450%, 03/15/37	463
1,355	6.500%, 11/15/35	1,562
	COX Communications, Inc.,
446	3.250%, 12/15/22 (e)	408
162	5.450%, 12/15/14	170
125	8.375%, 03/01/39 (e)	153
450	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	519
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
400	3.800%, 03/15/22	382
1,000	4.600%, 02/15/21	1,024
772	5.000%, 03/01/21	806
2,000	6.000%, 08/15/40	1,945
	Discovery Communications LLC,
1,016	4.375%, 06/15/21	1,061
319	4.950%, 05/15/42	298
1,177	Historic TW, Inc., 9.150%, 02/01/23	1,585
	NBCUniversal Media LLC,
300	4.375%, 04/01/21	322
800	5.950%, 04/01/41	871
515	6.400%, 04/30/40	591
	Thomson Reuters Corp., (Canada),
1,278	3.950%, 09/30/21	1,288
441	4.500%, 05/23/43	372
325	4.700%, 10/15/19	357
	Time Warner Cable, Inc.,
359	5.500%, 09/01/41	291
1,218	5.850%, 05/01/17	1,343
400	6.550%, 05/01/37	368
800	8.250%, 04/01/19	939
	Time Warner Entertainment Co. LP,
120	8.375%, 03/15/23	139
1,250	8.375%, 07/15/33	1,359
	Time Warner, Inc.,
525	4.750%, 03/29/21	565
313	5.375%, 10/15/41	311
150	6.200%, 03/15/40	163
172	6.250%, 03/29/41	189
265	6.500%, 11/15/36	295
250	7.625%, 04/15/31	311
171	7.700%, 05/01/32	216
	Viacom, Inc.,
208	1.250%, 02/27/15	209
500	3.125%, 06/15/22	469
67	3.250%, 03/15/23	62
808	3.875%, 12/15/21	810
464	4.375%, 03/15/43	386
100	4.500%, 03/01/21	105
250	4.500%, 02/27/42	215
333	Walt Disney Co. (The), 0.450%, 12/01/15	333

		33,173

	Multiline Retail — 0.1%
275	Kohl’s Corp., 6.250%, 12/15/17	318
	Macy’s Retail Holdings, Inc.,
516	2.875%, 02/15/23	468
462	4.375%, 09/01/23	467

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Multiline Retail — Continued
157	5.125%, 01/15/42	149
200	7.450%, 07/15/17	237
455	Nordstrom, Inc., 4.000%, 10/15/21	475
	Target Corp.,
200	6.000%, 01/15/18	235
268	7.000%, 01/15/38	343

		2,692

	Specialty Retail — 0.1%
533	Gap, Inc. (The), 5.950%, 04/12/21	591
1,765	Home Depot, Inc. (The), 5.400%, 03/01/16	1,950
	Lowe’s Cos., Inc.,
739	4.650%, 04/15/42	709
326	5.125%, 11/15/41	336
750	Series B, 7.110%, 05/15/37	930

		4,516

	Total Consumer Discretionary	47,385

	Consumer Staples — 0.9%
	Beverages — 0.3%
	Anheuser-Busch Cos. LLC,
600	5.500%, 01/15/18	690
905	5.750%, 04/01/36	1,014
	Anheuser-Busch InBev Worldwide, Inc.,
114	1.500%, 07/14/14	115
515	7.750%, 01/15/19	650
	Coca-Cola Co. (The),
500	3.625%, 03/15/14	505
410	4.875%, 03/15/19	469
	Diageo Capital plc, (United Kingdom),
264	1.500%, 05/11/17	266
510	4.828%, 07/15/20	566
800	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	870
255	Diageo Investment Corp., 8.000%, 09/15/22	334
890	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	947
355	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	352
	PepsiCo, Inc.,
150	0.800%, 08/25/14	150
287	1.250%, 08/13/17	286
368	3.000%, 08/25/21	362
54	7.900%, 11/01/18	69
500	VAR, 0.447%, 02/26/16	501
	SABMiller Holdings, Inc.,
574	1.850%, 01/15/15 (e)	582
698	3.750%, 01/15/22 (e)	707
	SABMiller plc, (United Kingdom),
700	5.700%, 01/15/14 (e)	704
250	6.500%, 07/01/16 (e)	284

		10,423

	Food & Staples Retailing — 0.3%
	CVS Caremark Corp.,
979	5.750%, 05/15/41	1,063
250	6.125%, 09/15/39	284
1,063	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	1,154
	Kroger Co. (The),
1,100	5.000%, 04/15/42	1,041
850	7.500%, 01/15/14	857
2,460	7.500%, 04/01/31	3,004
1,031	Walgreen Co., 3.100%, 09/15/22	970
	Wal-Mart Stores, Inc.,
752	5.250%, 09/01/35	810
215	6.200%, 04/15/38	257
350	7.550%, 02/15/30	468

		9,908

	Food Products — 0.3%
200	Archer-Daniels-Midland Co., 5.935%, 10/01/32	224
1,305	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,626
191	Bunge N.A. Finance LP, 5.900%, 04/01/17	211
	Cargill, Inc.,
600	3.300%, 03/01/22 (e)	585
535	4.307%, 05/14/21 (e)	562

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Food Products — Continued
850	7.350%, 03/06/19 (e)	1,048
	ConAgra Foods, Inc.,
223	1.300%, 01/25/16	224
286	2.100%, 03/15/18	287
	Kellogg Co.,
365	1.750%, 05/17/17	369
608	3.125%, 05/17/22	587
	Kraft Foods Group, Inc.,
814	3.500%, 06/06/22	796
694	5.000%, 06/04/42	678
1,187	6.125%, 08/23/18	1,401
1,793	6.875%, 01/26/39	2,165
	Mondelez International, Inc.,
378	6.125%, 02/01/18	443
1,480	6.500%, 08/11/17	1,747

		12,953

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
220	2.400%, 03/01/22	208
66	7.500%, 11/01/18	83
806	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	1,020
110	Procter & Gamble Co. (The), 5.500%, 02/01/34	125

		1,436

	Total Consumer Staples	34,720

	Energy — 1.5%
	Energy Equipment & Services — 0.2%
225	Cameron International Corp., 1.600%, 04/30/15	227
	Halliburton Co.,
714	3.500%, 08/01/23	700
1,605	7.450%, 09/15/39	2,139
188	National Oilwell Varco, Inc., 1.350%, 12/01/17	187
	Noble Holding International Ltd., (Cayman Islands),
113	3.950%, 03/15/22	111
83	5.250%, 03/15/42	79
441	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	441
	Transocean, Inc., (Cayman Islands),
361	3.800%, 10/15/22	345
256	6.375%, 12/15/21	287
905	6.500%, 11/15/20	1,025
198	7.350%, 12/15/41	231
100	7.500%, 04/15/31	114
	Weatherford International Ltd., (Bermuda),
311	4.500%, 04/15/22	314
113	5.950%, 04/15/42	112
110	6.500%, 08/01/36	115
350	9.875%, 03/01/39	487

		6,914

	Oil, Gas & Consumable Fuels — 1.3%
160	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	188
	Anadarko Petroleum Corp.,
125	5.750%, 06/15/14	128
2,000	7.625%, 03/15/14	2,039
265	8.700%, 03/15/19	346
	Apache Corp.,
615	2.625%, 01/15/23	572
190	3.250%, 04/15/22	189
556	4.750%, 04/15/43	546
500	6.900%, 09/15/18	614
235	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	237
	BP Capital Markets plc, (United Kingdom),
92	1.375%, 11/06/17	92
929	1.846%, 05/05/17	947
882	2.750%, 05/10/23	816
900	4.742%, 03/11/21	987
200	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	264
	Canadian Natural Resources Ltd., (Canada),
350	6.250%, 03/15/38	393

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
1,000	6.750%, 02/01/39	1,184
	Cenovus Energy, Inc., (Canada),
208	3.000%, 08/15/22	196
490	4.450%, 09/15/42	442
450	6.750%, 11/15/39	536
	Chevron Corp.,
559	2.427%, 06/24/20	554
1,000	4.950%, 03/03/19	1,144
205	Conoco Funding Co., (Canada), 7.250%, 10/15/31	269
	ConocoPhillips,
325	5.200%, 05/15/18	371
450	5.750%, 02/01/19	530
150	6.000%, 01/15/20	177
200	6.500%, 02/01/39	251
1,045	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,183
	Devon Energy Corp.,
750	3.250%, 05/15/22	722
522	4.750%, 05/15/42	481
360	6.300%, 01/15/19	422
	Encana Corp., (Canada),
545	6.500%, 05/15/19	647
150	6.500%, 08/15/34	164
925	Eni S.p.A., (Italy), 5.700%, 10/01/40 (e)	881
	EOG Resources, Inc.,
379	2.625%, 03/15/23	350
600	4.100%, 02/01/21	636
180	Hess Corp., 7.875%, 10/01/29	227
	Kerr-McGee Corp.,
200	6.950%, 07/01/24	239
1,000	7.875%, 09/15/31	1,272
	Magellan Midstream Partners LP,
1,027	5.150%, 10/15/43	1,025
250	6.550%, 07/15/19	298
	Marathon Oil Corp.,
888	5.900%, 03/15/18	1,018
1,620	6.000%, 10/01/17	1,855
402	Occidental Petroleum Corp., 1.750%, 02/15/17	408
841	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	764
	Petrobras International Finance Co., (Cayman Islands),
1,020	5.375%, 01/27/21	1,023
110	6.750%, 01/27/41	105
175	7.875%, 03/15/19	202
	Petro-Canada, (Canada),
324	6.050%, 05/15/18	379
1,045	6.800%, 05/15/38	1,257
	Phillips 66,
314	2.950%, 05/01/17	328
182	4.300%, 04/01/22	187
831	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	827
	Spectra Energy Capital LLC,
1,615	5.500%, 03/01/14	1,633
1,500	5.650%, 03/01/20	1,636
500	6.200%, 04/15/18	573
400	8.000%, 10/01/19	488
	Spectra Energy Partners LP,
524	2.950%, 09/25/18	536
452	5.950%, 09/25/43	481
	Statoil ASA, (Norway),
906	1.150%, 05/15/18	885
353	1.200%, 01/17/18	348
406	2.450%, 01/17/23	372
1,071	2.650%, 01/15/24	980
313	2.900%, 11/08/20	315
467	3.125%, 08/17/17	498
300	3.150%, 01/23/22	294

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
253	4.250%, 11/23/41	233
	Suncor Energy, Inc., (Canada),
180	5.950%, 12/01/34	196
250	6.850%, 06/01/39	303
	Talisman Energy, Inc., (Canada),
1,125	5.500%, 05/15/42	1,028
185	5.850%, 02/01/37	173
190	6.250%, 02/01/38	189
850	7.750%, 06/01/19	1,026
554	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	503
	Tosco Corp.,
300	7.800%, 01/01/27	403
400	8.125%, 02/15/30	555
124	Total Capital Canada Ltd., (Canada), VAR, 0.624%, 01/15/16	125
	Total Capital International S.A., (France),
135	0.750%, 01/25/16	135
262	1.500%, 02/17/17	265
508	1.550%, 06/28/17	514
233	2.875%, 02/17/22	224
	Total Capital S.A., (France),
1,400	2.300%, 03/15/16	1,451
370	4.125%, 01/28/21	394
	TransCanada PipeLines Ltd., (Canada),
550	6.200%, 10/15/37	625
340	6.500%, 08/15/18	407
1,100	7.250%, 08/15/38	1,399
2,000	XTO Energy, Inc., 5.750%, 12/15/13	2,004

		52,103

	Total Energy	59,017

	Financials — 8.6%
	Capital Markets — 1.9%
1,500	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,517
	Bank of New York Mellon Corp. (The),
357	1.200%, 02/20/15	360
1,789	2.400%, 01/17/17	1,854
900	2.950%, 06/18/15	934
413	3.550%, 09/23/21	423
750	4.600%, 01/15/20	820
	BlackRock, Inc.,
1,200	3.375%, 06/01/22	1,205
540	3.500%, 12/10/14	557
652	5.000%, 12/10/19	747
385	6.250%, 09/15/17	449
1,940	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	2,162
260	Charles Schwab Corp. (The), 3.225%, 09/01/22	254
942	Credit Suisse, (Switzerland), 5.500%, 05/01/14	962
755	Credit Suisse USA, Inc., 5.125%, 08/15/15	812
	Deutsche Bank AG, (Germany),
650	3.250%, 01/11/16	683
970	3.875%, 08/18/14	994
355	6.000%, 09/01/17	409
500	FMR LLC, 6.450%, 11/15/39 (e)	568
	Goldman Sachs Group, Inc. (The),
764	2.900%, 07/19/18	784
400	3.300%, 05/03/15	413
3,060	3.625%, 02/07/16	3,228
492	3.700%, 08/01/15	514
2,658	5.150%, 01/15/14	2,672
848	5.250%, 07/27/21	933
1,366	5.375%, 03/15/20	1,531
750	5.500%, 11/15/14	785
800	5.750%, 01/24/22	903
4,100	5.950%, 01/18/18	4,701
949	Series D, 6.000%, 06/15/20	1,097
240	6.150%, 04/01/18	278
340	6.250%, 09/01/17	392
685	6.750%, 10/01/37	760

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
2,570	7.500%, 02/15/19	3,166
	ING Bank N.V., (Netherlands),
500	1.375%, 03/07/16 (e)	501
216	2.000%, 09/25/15 (e)	219
1,445	3.750%, 03/07/17 (e)	1,537
657	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	659
	Jefferies Group LLC,
450	3.875%, 11/09/15	468
1,015	5.125%, 04/13/18	1,104
1,000	6.450%, 06/08/27	1,037
203	6.500%, 01/20/43	200
780	8.500%, 07/15/19	952
	Macquarie Bank Ltd., (Australia),
373	2.000%, 08/15/16 (e)	379
2,847	5.000%, 02/22/17 (e)	3,119
	Macquarie Group Ltd., (Australia),
1,200	6.000%, 01/14/20 (e)	1,329
1,400	6.250%, 01/14/21 (e)	1,558
750	7.300%, 08/01/14 (e)	782
250	7.625%, 08/13/19 (e)	303
	Merrill Lynch & Co., Inc.,
2,215	5.450%, 07/15/14	2,280
2,996	6.400%, 08/28/17	3,483
1,564	6.875%, 04/25/18	1,867
	Morgan Stanley,
179	1.750%, 02/25/16	182
625	4.000%, 07/24/15	655
893	4.200%, 11/20/14	923
871	5.000%, 11/24/25	872
1,000	5.450%, 01/09/17	1,116
1,021	5.500%, 07/24/20	1,152
380	5.500%, 07/28/21	428
1,265	5.625%, 09/23/19	1,452
360	5.750%, 01/25/21	410
1,200	6.000%, 05/13/14	1,229
400	6.625%, 04/01/18	472
970	7.300%, 05/13/19	1,190
	Nomura Holdings, Inc., (Japan),
1,050	4.125%, 01/19/16	1,109
150	5.000%, 03/04/15	157
547	6.700%, 03/04/20	628
	State Street Corp.,
359	3.100%, 05/15/23	335
1,154	3.700%, 11/20/23	1,151
	UBS AG, (Switzerland),
1,337	3.875%, 01/15/15	1,386
365	4.875%, 08/04/20	407
244	5.750%, 04/25/18	284
247	5.875%, 12/20/17	286

		75,468

	Commercial Banks — 2.5%
669	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	673
550	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	572
	Australia & New Zealand Banking Group Ltd., (Australia),
1,268	2.400%, 11/23/16 (e)	1,321
900	3.250%, 03/01/16 (e)	949
228	4.875%, 01/12/21 (e)	249
	Bank of Montreal, (Canada),
741	1.300%, 10/31/14 (e)	748
1,666	1.400%, 09/11/17	1,659
1,106	2.550%, 11/06/22	1,024
	Bank of Nova Scotia, (Canada),
1,034	1.650%, 10/29/15 (e)	1,057
2,000	2.550%, 01/12/17	2,080
737	3.400%, 01/22/15	762
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,275	2.350%, 02/23/17 (e)	1,307

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
679	3.850%, 01/22/15 (e)	702
	Barclays Bank plc, (United Kingdom),
276	2.250%, 05/10/17 (e)	287
800	2.500%, 09/21/15 (e)	826
1,735	2.750%, 02/23/15	1,778
310	5.000%, 09/22/16	344
700	5.200%, 07/10/14	720
1,000	6.050%, 12/04/17 (e)	1,129
	BB&T Corp.,
750	3.950%, 04/29/16	805
740	4.900%, 06/30/17	820
1,885	5.700%, 04/30/14	1,925
370	6.850%, 04/30/19	453
695	Branch Banking & Trust Co., 5.625%, 09/15/16	780
	Canadian Imperial Bank of Commerce, (Canada),
226	0.900%, 10/01/15	228
4,000	2.600%, 07/02/15 (e)	4,137
1,650	Capital One Bank USA N.A., 3.375%, 02/15/23	1,552
260	Comerica, Inc., 3.000%, 09/16/15	271
1,080	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	1,118
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
143	2.125%, 10/13/15	147
2,400	3.200%, 03/11/15 (e)	2,480
455	3.375%, 01/19/17	484
789	3.875%, 02/08/22	796
500	5.800%, 09/30/10 (e) (††)	505
2,011	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	2,067
760	Fifth Third Bancorp, 5.450%, 01/15/17	840
	HSBC Bank plc, (United Kingdom),
1,438	1.500%, 05/15/18 (e)	1,415
1,745	1.625%, 07/07/14 (e)	1,760
666	4.125%, 08/12/20 (e)	705
575	4.750%, 01/19/21 (e)	625
	HSBC Holdings plc, (United Kingdom),
500	4.000%, 03/30/22	515
530	4.875%, 01/14/22	576
556	5.100%, 04/05/21	618
600	6.100%, 01/14/42	718
2,100	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,459
	National Australia Bank Ltd., (Australia),
1,500	2.000%, 06/20/17 (e)	1,539
750	2.750%, 09/28/15 (e)	778
1,000	3.000%, 07/27/16 (e)	1,050
795	3.750%, 03/02/15 (e)	827
1,353	National Bank of Canada, (Canada), 1.650%, 01/30/14 (e)	1,356
250	National City Bank, 5.800%, 06/07/17	285
	Nordea Bank AB, (Sweden),
1,000	1.625%, 05/15/18 (e)	986
1,800	3.125%, 03/20/17 (e)	1,895
945	4.875%, 05/13/21 (e)	988
837	Oversea-Chinese Banking Corp., Ltd., (Singapore), 1.625%, 03/13/15 (e)	847
400	PNC Bank N.A., 6.875%, 04/01/18	479
	PNC Funding Corp.,
659	3.300%, 03/08/22	648
567	4.375%, 08/11/20	608
940	5.250%, 11/15/15	1,016
950	5.625%, 02/01/17	1,059
595	6.700%, 06/10/19	724
	Royal Bank of Canada, (Canada),
985	1.200%, 09/19/17	985
1,789	2.000%, 10/01/18	1,809
1,000	2.200%, 07/27/18	1,011
402	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	397
927	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	897

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
1,148	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	1,127
1,300	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,321
820	SunTrust Banks, Inc., 6.000%, 09/11/17	941
1,411	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	1,483
	Toronto-Dominion Bank (The), (Canada),
2,350	1.500%, 03/13/17 (e)	2,390
1,140	2.200%, 07/29/15 (e)	1,173
	U.S. Bancorp,
550	1.650%, 05/15/17	558
675	2.450%, 07/27/15	696
540	3.000%, 03/15/22	528
566	4.125%, 05/24/21	603
1,107	7.500%, 06/01/26	1,394
	Wachovia Bank N.A.,
1,000	5.600%, 03/15/16	1,102
250	6.000%, 11/15/17	291
4,780	Wachovia Corp., 5.750%, 02/01/18	5,594
	Wells Fargo & Co.,
1,826	2.625%, 12/15/16	1,915
850	3.500%, 03/08/22	860
702	4.480%, 01/16/24 (e)	697
500	4.600%, 04/01/21	550
1,280	5.606%, 01/15/44 (e)	1,307
2,350	5.625%, 12/11/17	2,723
1,025	SUB, 3.676%, 06/15/16	1,097
	Wells Fargo Bank N.A.,
1,515	4.750%, 02/09/15	1,585
250	5.750%, 05/16/16	278
	Westpac Banking Corp., (Australia),
900	4.200%, 02/27/15	942
2,141	4.875%, 11/19/19	2,416

		100,741

	Consumer Finance — 0.9%
700	American Express Co., 7.000%, 03/19/18	846
	American Express Credit Corp.,
361	2.375%, 03/24/17	375
1,028	2.800%, 09/19/16	1,079
1,150	5.125%, 08/25/14	1,190
	American Honda Finance Corp.,
667	1.450%, 02/27/15 (e)	675
363	1.500%, 09/11/17 (e)	361
533	1.600%, 02/16/18 (e)	529
565	2.125%, 02/28/17 (e)	576
417	2.125%, 10/10/18	422
1,599	2.600%, 09/20/16 (e)	1,671
150	7.625%, 10/01/18 (e)	187
	Capital One Financial Corp.,
273	1.000%, 11/06/15	273
1,281	3.500%, 06/15/23	1,218
2,140	7.375%, 05/23/14	2,208
	Caterpillar Financial Services Corp.,
402	2.850%, 06/01/22	384
560	5.500%, 03/15/16	617
305	7.050%, 10/01/18	374
545	7.150%, 02/15/19	676
	Ford Motor Credit Co. LLC,
513	2.875%, 10/01/18	526
1,253	3.000%, 06/12/17	1,310
1,917	3.984%, 06/15/16	2,047
561	4.207%, 04/15/16	601
200	4.250%, 09/20/22	203
803	VAR, 1.489%, 05/09/16	815
	HSBC Finance Corp.,
3,538	5.000%, 06/30/15	3,754
2,200	5.250%, 01/15/14	2,213
207	7.350%, 11/27/32	243
	HSBC USA, Inc.,
800	1.625%, 01/16/18	797

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
1,500	2.375%, 02/13/15	1,533
	John Deere Capital Corp.,
759	1.200%, 10/10/17	751
335	1.700%, 01/15/20	317
400	2.250%, 04/17/19	404
233	3.150%, 10/15/21	233
874	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	864
663	PACCAR Financial Corp., 1.600%, 03/15/17	669
	Toyota Motor Credit Corp.,
1,120	1.000%, 02/17/15	1,129
2,480	2.000%, 09/15/16	2,561
558	2.000%, 10/24/18	561
962	3.200%, 06/17/15	1,002

		36,194

	Diversified Financial Services — 1.8%
1,221	Associates Corp. of North America, 6.950%, 11/01/18	1,462
	Bank of America Corp.,
600	2.000%, 01/11/18	602
520	3.625%, 03/17/16	549
547	4.100%, 07/24/23	549
2,065	5.000%, 05/13/21	2,261
2,720	5.625%, 10/14/16	3,047
740	5.625%, 07/01/20	846
645	Series L, 5.650%, 05/01/18	738
420	5.750%, 12/01/17	481
400	5.875%, 01/05/21	459
150	7.375%, 05/15/14	155
600	7.625%, 06/01/19	750
1,510	7.800%, 09/15/16	1,753
1,455	Bank of America N.A., 5.300%, 03/15/17	1,622
725	Caisse Centrale Desjardins, (Canada), 2.550%, 03/24/16 (e)	757
	Citigroup, Inc.,
450	2.250%, 08/07/15	460
423	3.375%, 03/01/23	406
500	4.450%, 01/10/17	546
433	4.500%, 01/14/22	458
842	4.587%, 12/15/15	901
856	4.700%, 05/29/15	902
483	4.750%, 05/19/15	510
3,127	5.000%, 09/15/14	3,225
1,270	5.125%, 05/05/14	1,295
1,225	5.375%, 08/09/20	1,389
865	5.500%, 09/13/25	916
321	5.875%, 01/30/42	359
120	6.000%, 12/13/13	120
2,154	6.000%, 08/15/17	2,479
526	6.010%, 01/15/15	556
350	6.125%, 11/21/17	407
282	6.375%, 08/12/14	293
250	6.625%, 01/15/28	295
400	8.125%, 07/15/39	557
1,409	8.500%, 05/22/19	1,831
	CME Group, Inc.,
1,155	3.000%, 09/15/22	1,103
259	5.300%, 09/15/43	271
1,500	5.750%, 02/15/14	1,516
400	Countrywide Financial Corp., 6.250%, 05/15/16	444
	General Electric Capital Corp.,
167	1.000%, 12/11/15	168
1,100	1.625%, 07/02/15	1,117
750	2.300%, 04/27/17	774
2,000	3.150%, 09/07/22	1,943
650	4.625%, 01/07/21	716
2,100	4.650%, 10/17/21	2,299
191	5.300%, 02/11/21	213
2,500	5.400%, 02/15/17	2,814

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
1,785	5.500%, 01/08/20	2,065
4,380	5.625%, 05/01/18	5,083
1,000	5.650%, 06/09/14	1,028
310	5.875%, 01/14/38	351
2,622	Series A, 6.750%, 03/15/32	3,250
539	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	503
	IntercontinentalExchange Group, Inc.,
417	2.500%, 10/15/18	426
884	4.000%, 10/15/23	899
1,120	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	1,156
300	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	326
	National Rural Utilities Cooperative Finance Corp.,
665	4.750%, 03/01/14	672
200	10.375%, 11/01/18	274
550	Principal Life Global Funding I, 5.050%, 03/15/15 (e)	579
5,000	Private Export Funding Corp., Series EE, 2.800%, 05/15/22	4,937
	Shell International Finance B.V., (Netherlands),
212	1.125%, 08/21/17	211
275	4.000%, 03/21/14	278
1,020	4.300%, 09/22/19	1,134
1,005	4.375%, 03/25/20	1,104
1,280	6.375%, 12/15/38	1,572
300	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	340

		73,502

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
455	2.600%, 11/23/15	472
410	5.600%, 05/15/15	439
	Aflac, Inc.,
228	2.650%, 02/15/17	238
1,021	3.625%, 06/15/23	995
260	4.000%, 02/15/22	266
317	6.450%, 08/15/40	378
200	8.500%, 05/15/19	260
520	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	640
651	Allstate Corp. (The), 3.150%, 06/15/23	628
	American International Group, Inc.,
469	4.125%, 02/15/24	474
2,985	5.450%, 05/18/17	3,362
	Aon Corp.,
402	3.125%, 05/27/16	421
336	3.500%, 09/30/15	352
306	6.250%, 09/30/40	351
	Berkshire Hathaway Finance Corp.,
404	1.300%, 05/15/18	397
233	2.450%, 12/15/15	242
1,111	2.900%, 10/15/20	1,117
233	3.000%, 05/15/22	226
748	4.300%, 05/15/43	682
1,574	4.400%, 05/15/42	1,451
1,670	5.400%, 05/15/18	1,925
	Berkshire Hathaway, Inc.,
1,387	3.400%, 01/31/22	1,391
840	3.750%, 08/15/21	873
120	Chubb Corp. (The), 5.750%, 05/15/18	140
	CNA Financial Corp.,
750	5.850%, 12/15/14	789
785	5.875%, 08/15/20	901
408	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	434
	Lincoln National Corp.,
345	4.200%, 03/15/22	357
253	4.850%, 06/24/21	274
280	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	292
	MassMutual Global Funding II,
1,500	2.000%, 04/05/17 (e)	1,520

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
626	2.500%, 10/17/22 (e)	570
338	2.875%, 04/21/14 (e)	342
540	3.125%, 04/14/16 (e)	566
920	MetLife Institutional Funding II, VAR, 1.144%, 04/04/14 (e)	923
	MetLife, Inc.,
600	4.875%, 11/13/43	590
535	Series A, 6.817%, 08/15/18	649
	Metropolitan Life Global Funding I,
604	1.700%, 06/29/15 (e)	614
300	1.875%, 06/22/18 (e)	299
1,150	2.000%, 01/10/14 (e)	1,152
820	2.500%, 09/29/15 (e)	847
400	3.125%, 01/11/16 (e)	417
1,900	3.650%, 06/14/18 (e)	2,034
1,277	3.875%, 04/11/22 (e)	1,299
100	5.125%, 06/10/14 (e)	102
1,750	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	2,462
	New York Life Global Funding,
740	0.750%, 07/24/15 (e)	742
350	1.300%, 01/12/15 (e)	353
650	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	685
570	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	795
	Pricoa Global Funding I,
384	1.600%, 05/29/18 (e)	376
2,100	5.450%, 06/11/14 (e)	2,154
166	Principal Financial Group, Inc., 1.850%, 11/15/17	166
	Principal Life Global Funding II,
304	1.000%, 12/11/15 (e)	305
953	2.250%, 10/15/18 (e)	956
1,750	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	2,245
275	Travelers Cos., Inc. (The), 5.800%, 05/15/18	321

		44,251

	Real Estate Investment Trusts (REITs) — 0.4%
450	American Tower Corp., 3.500%, 01/31/23	413
471	American Tower Trust I, 1.551%, 03/15/18 (e)	460
	CommonWealth REIT,
600	5.875%, 09/15/20	618
1,340	6.650%, 01/15/18	1,461
608	ERP Operating LP, 4.625%, 12/15/21	650
	HCP, Inc.,
331	2.625%, 02/01/20	320
161	3.750%, 02/01/19	169
577	4.250%, 11/15/23	574
895	5.375%, 02/01/21	983
732	Health Care REIT, Inc., 4.500%, 01/15/24	729
534	ProLogis LP, 4.250%, 08/15/23	534
	Simon Property Group LP,
917	2.150%, 09/15/17	939
579	4.125%, 12/01/21	606
32	4.200%, 02/01/15	33
200	4.375%, 03/01/21	214
705	5.625%, 08/15/14	730
675	6.100%, 05/01/16	751
345	6.125%, 05/30/18	406
370	6.750%, 05/15/14	374
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
579	3.375%, 10/03/22 (e)	547
1,848	6.750%, 09/02/19 (e)	2,222

		13,733

	Total Financials	343,889

	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
1,000	3.875%, 11/15/21	1,024
237	4.500%, 03/15/20	254
500	4.950%, 10/01/41	474
2,000	5.150%, 11/15/41	1,967

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Biotechnology — Continued
265	5.650%, 06/15/42	277
570	5.700%, 02/01/19	663
720	5.750%, 03/15/40	763
1,336	Celgene Corp., 3.250%, 08/15/22	1,267

		6,689

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
286	1.850%, 06/15/18	287
380	4.000%, 03/01/14	383
245	4.625%, 03/15/15	258
100	Becton Dickinson and Co., 5.000%, 05/15/19	114

		1,042

	Health Care Providers & Services — 0.1%
	Aetna, Inc.,
265	4.500%, 05/15/42	245
440	6.750%, 12/15/37	539
164	McKesson Corp., 0.950%, 12/04/15	164
370	Medco Health Solutions, Inc., 2.750%, 09/15/15	382
	UnitedHealth Group, Inc.,
173	2.750%, 02/15/23	161
400	2.875%, 03/15/23	376
975	3.375%, 11/15/21	974
620	6.625%, 11/15/37	755
	WellPoint, Inc.,
467	2.300%, 07/15/18	468
615	3.125%, 05/15/22	582
280	3.300%, 01/15/23	265
500	4.625%, 05/15/42	456
535	4.650%, 01/15/43	491

		5,858

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
952	1.750%, 11/06/17	959
609	2.900%, 11/06/22	574
275	Actavis, Inc., 3.250%, 10/01/22	258
645	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	661
	GlaxoSmithKline Capital, Inc.,
485	4.375%, 04/15/14	492
750	5.650%, 05/15/18	873
530	6.375%, 05/15/38	655
	Merck & Co., Inc.,
650	1.300%, 05/18/18	638
474	2.400%, 09/15/22	438
562	2.800%, 05/18/23	529
650	Pfizer, Inc., 3.000%, 06/15/23	622
	Zoetis, Inc.,
193	1.875%, 02/01/18	192
123	4.700%, 02/01/43	114

		7,005

	Total Health Care	20,594

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
400	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	467
676	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	709
200	Boeing Co. (The), 7.950%, 08/15/24	272
557	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	516
390	Honeywell International, Inc., 5.300%, 03/01/18	448
	Lockheed Martin Corp.,
387	2.125%, 09/15/16	399
1,281	4.070%, 12/15/42	1,113
292	4.850%, 09/15/41	288
300	Northrop Grumman Systems Corp., 7.750%, 02/15/31	386
215	Precision Castparts Corp., 0.700%, 12/20/15	215
	United Technologies Corp.,
214	1.800%, 06/01/17	219
681	3.100%, 06/01/22	669
914	4.500%, 06/01/42	888

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Aerospace & Defense — Continued
1,261	6.125%, 02/01/19	1,512

		8,101

	Air Freight & Logistics — 0.0% (g)
	United Parcel Service of America, Inc.,
355	8.375%, 04/01/20	465
160	SUB, 8.375%, 04/01/30	214
214	United Parcel Service, Inc., 2.450%, 10/01/22	200

		879

	Airlines — 0.1%
441	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	430
228	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	241
688	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	719
240	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	267
430	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	470
212	Continental Airlines 2012-2 Class A Pass-Through Trust, Class A, 4.000%, 10/29/24	210
511	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	549
188	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	204
448	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	478

		3,568

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
820	3.500%, 07/15/22	718
264	4.125%, 06/15/23	234
328	4.875%, 07/15/42	249
200	Pitney Bowes, Inc., 5.600%, 03/15/18	218
614	Republic Services, Inc., 3.550%, 06/01/22	600
	Waste Management, Inc.,
214	4.750%, 06/30/20	234
455	7.375%, 03/11/19	554

		2,807

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
226	1.625%, 05/08/17	227
292	2.875%, 05/08/22	280
145	4.375%, 05/08/42	135
789	Fluor Corp., 3.375%, 09/15/21	781

		1,423

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
182	1.500%, 11/02/17	180
170	4.000%, 11/02/32	158
500	5.600%, 05/15/18	569
300	7.625%, 04/01/24	370

		1,277

	Industrial Conglomerates — 0.1%
592	Danaher Corp., 3.900%, 06/23/21	621
212	General Electric Co., 2.700%, 10/09/22	202
412	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	408
	Koninklijke Philips N.V., (Netherlands),
970	3.750%, 03/15/22	979
409	5.750%, 03/11/18	475
130	7.200%, 06/01/26	157

		2,842

	Machinery — 0.1%
164	Caterpillar, Inc., 2.600%, 06/26/22	154
	Deere & Co.,
819	2.600%, 06/08/22	775
346	3.900%, 06/09/42	305
1,920	Illinois Tool Works, Inc., 3.900%, 09/01/42	1,651
290	Ingersoll-Rand Co., 6.391%, 11/15/27	326
205	Parker Hannifin Corp., 5.500%, 05/15/18	235

		3,446

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
200	3.000%, 03/15/23	186
522	3.050%, 03/15/22	499
300	3.450%, 09/15/21	299

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — Continued
136	3.600%, 09/01/20	140
375	4.375%, 09/01/42	339
769	5.150%, 09/01/43	779
1,000	5.400%, 06/01/41	1,032
540	5.650%, 05/01/17	615
250	5.750%, 03/15/18	289
425	5.750%, 05/01/40	463
250	6.700%, 08/01/28	296
450	7.000%, 02/01/14	455
250	Canadian Pacific Railway Co., (Canada), 7.125%, 10/15/31	302
	CSX Corp.,
191	4.100%, 03/15/44	163
300	4.250%, 06/01/21	315
575	5.500%, 04/15/41	608
145	6.250%, 04/01/15	156
205	7.375%, 02/01/19	252
500	7.900%, 05/01/17	601
	ERAC USA Finance LLC,
154	2.250%, 01/10/14 (e)	154
355	2.750%, 03/15/17 (e)	369
559	4.500%, 08/16/21 (e)	584
436	5.625%, 03/15/42 (e)	443
350	6.375%, 10/15/17 (e)	407
746	6.700%, 06/01/34 (e)	841
	Norfolk Southern Corp.,
746	3.250%, 12/01/21	735
595	3.950%, 10/01/42	502
100	6.000%, 03/15/05	109
1,776	6.000%, 05/23/11 (†)	1,915
355	7.700%, 05/15/17	426
479	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	485
	Ryder System, Inc.,
484	2.500%, 03/01/17	492
434	3.600%, 03/01/16	456
	Union Pacific Corp.,
182	2.950%, 01/15/23	171
838	3.646%, 02/15/24 (e)	826
710	4.163%, 07/15/22	743
200	4.300%, 06/15/42	184
235	4.875%, 01/15/15	246

		17,877

	Total Industrials	42,220

	Information Technology — 0.9%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
878	5.500%, 02/22/16	972
350	5.500%, 01/15/40	376
755	5.900%, 02/15/39	847

		2,195

	Computers & Peripherals — 0.2%
	Apple, Inc.,
2,556	2.400%, 05/03/23	2,316
2,069	VAR, 0.492%, 05/03/18	2,065
300	Dell, Inc., 7.100%, 04/15/28	257
	EMC Corp.,
850	1.875%, 06/01/18	849
1,000	3.375%, 06/01/23	975
	Hewlett-Packard Co.,
600	4.300%, 06/01/21	608
781	4.375%, 09/15/21	786
387	4.650%, 12/09/21	398
670	4.750%, 06/02/14	683
1,166	6.000%, 09/15/41	1,153

		10,090

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
219	3.000%, 03/01/18	223
575	3.375%, 11/01/15	597
190	4.500%, 03/01/23	186

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electronic Equipment, Instruments & Components — Continued
165	6.000%, 04/01/20	179
485	6.875%, 06/01/18	559
1,088	7.500%, 01/15/27	1,246

		2,990

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
300	2.600%, 07/15/22	279
271	4.000%, 07/15/42	227

		506

	IT Services — 0.2%
	International Business Machines Corp.,
409	1.250%, 02/06/17	411
3,267	1.625%, 05/15/20	3,072
2,600	5.700%, 09/14/17	3,010
690	6.220%, 08/01/27	839
1,075	7.625%, 10/15/18	1,360

		8,692

	Office Electronics — 0.0% (g)
	Xerox Corp.,
196	2.950%, 03/15/17	202
270	4.500%, 05/15/21	277
610	5.625%, 12/15/19	682
550	6.750%, 02/01/17	629
100	8.250%, 05/15/14	103

		1,893

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
697	3.300%, 10/01/21	702
685	4.000%, 12/15/32	632
1,360	National Semiconductor Corp., 6.600%, 06/15/17	1,591
	Texas Instruments, Inc.,
750	1.375%, 05/15/14	754
365	1.650%, 08/03/19	354

		4,033

	Software — 0.2%
360	Intuit, Inc., 5.750%, 03/15/17	402
	Microsoft Corp.,
262	0.875%, 11/15/17	259
720	1.625%, 09/25/15	737
384	2.125%, 11/15/22	347
810	2.375%, 05/01/23	735
117	4.500%, 10/01/40	111
	Oracle Corp.,
1,000	3.625%, 07/15/23	995
500	5.000%, 07/08/19	571
1,412	5.250%, 01/15/16	1,547
728	5.750%, 04/15/18	851
465	6.500%, 04/15/38	565

		7,120

	Total Information Technology	37,519

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	505
385	4.125%, 11/15/21	396
203	4.250%, 11/15/20	218
200	5.250%, 11/15/41	201
370	7.375%, 11/01/29	472
158	8.550%, 05/15/19	204
	E.I. du Pont de Nemours & Co.,
635	1.950%, 01/15/16	651
350	4.900%, 01/15/41	348
1,630	6.000%, 07/15/18	1,921
	Ecolab, Inc.,
447	1.450%, 12/08/17	441
150	5.500%, 12/08/41	160
	Mosaic Co. (The),
280	3.750%, 11/15/21	277
1,416	4.250%, 11/15/23	1,409
79	4.875%, 11/15/41	72
861	5.450%, 11/15/33	880

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Chemicals — Continued
347	5.625%, 11/15/43	353
85	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	90
	PPG Industries, Inc.,
114	5.500%, 11/15/40	120
700	6.650%, 03/15/18	822
355	9.000%, 05/01/21	461
	Praxair, Inc.,
662	4.625%, 03/30/15	698
885	5.250%, 11/15/14	926
	Union Carbide Corp.,
1,000	7.500%, 06/01/25	1,169
850	7.750%, 10/01/96	926

		13,720

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
815	3.850%, 09/30/23	821
410	5.400%, 03/29/17	463
425	5.500%, 04/01/14	432
560	6.500%, 04/01/19	680
	Freeport-McMoRan Copper & Gold, Inc.,
1,329	2.150%, 03/01/17	1,332
688	3.100%, 03/15/20	665
400	3.875%, 03/15/23	376
299	5.450%, 03/15/43	281
283	Nucor Corp., 4.000%, 08/01/23	278
295	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	271
	Rio Tinto Finance USA Ltd., (Australia),
117	3.500%, 11/02/20	118
550	3.750%, 09/20/21	553
650	9.000%, 05/01/19	855
393	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	393

		7,518

	Total Materials	21,238

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
386	0.800%, 12/01/15	386
345	0.900%, 02/12/16	345
879	4.300%, 12/15/42	733
462	4.350%, 06/15/45	382
850	4.450%, 05/15/21	892
375	5.350%, 09/01/40	362
250	5.500%, 02/01/18	284
2,700	6.300%, 01/15/38	2,921
1,373	BellSouth Corp., 5.200%, 09/15/14	1,423
578	BellSouth Telecommunications LLC, 6.300%, 12/15/15	609
	British Telecommunications plc, (United Kingdom),
200	2.000%, 06/22/15	203
150	9.625%, 12/15/30	223
1,583	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	2,036
600	Centel Capital Corp., 9.000%, 10/15/19	726
	CenturyLink, Inc.,
1,380	Series S, 6.450%, 06/15/21	1,439
770	Series P, 7.600%, 09/15/39	697
	Deutsche Telekom International Finance B.V., (Netherlands),
336	2.250%, 03/06/17 (e)	344
1,150	4.875%, 07/08/14	1,178
232	4.875%, 03/06/42 (e)	221
400	6.000%, 07/08/19	470
325	8.607%, 06/15/30	459
2,600	GTE Corp., 6.840%, 04/15/18	3,059
1,742	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,843
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
	Orange S.A., (France),
560	2.750%, 09/14/16	582
1,305	8.750%, 03/01/31	1,798

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
741	Qwest Corp., 6.750%, 12/01/21	806
765	Telecom Italia Capital S.A., (Luxembourg), 6.999%, 06/04/18	846
	Telefonica Emisiones S.A.U., (Spain),
252	3.192%, 04/27/18	257
316	5.462%, 02/16/21	335
515	5.877%, 07/15/19	582
300	6.421%, 06/20/16	335
	Verizon Communications, Inc.,
418	2.500%, 09/15/16	434
1,762	4.500%, 09/15/20	1,892
650	5.500%, 04/01/17	732
443	5.550%, 02/15/16	487
100	5.850%, 09/15/35	104
1,795	6.400%, 09/15/33	2,004
175	6.400%, 02/15/38	194
1,250	7.350%, 04/01/39	1,538
1,475	7.750%, 12/01/30	1,847
500	Verizon New England, Inc., 7.875%, 11/15/29	592
	Verizon Pennsylvania LLC,
750	6.000%, 12/01/28	758
1,444	8.350%, 12/15/30	1,740
500	8.750%, 08/15/31	626

		39,991

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
640	2.375%, 09/08/16	658
592	3.125%, 07/16/22	552
485	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	496
	Rogers Communications, Inc., (Canada),
1,547	4.100%, 10/01/23	1,565
400	8.750%, 05/01/32	521
	Vodafone Group plc, (United Kingdom),
350	1.500%, 02/19/18	344
1,200	1.625%, 03/20/17	1,205
1,145	5.000%, 09/15/15	1,228

		6,569

	Total Telecommunication Services	46,560

	Utilities — 1.5%
	Electric Utilities — 1.0%
229	Alabama Power Co., 6.125%, 05/15/38	266
286	American Electric Power Co., Inc., 1.650%, 12/15/17	284
	Arizona Public Service Co.,
296	4.500%, 04/01/42	283
467	5.050%, 09/01/41	480
380	Baltimore Gas & Electric Co., 2.800%, 08/15/22	358
1,005	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	1,224
831	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	854
185	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	215
224	DTE Electric Co., 2.650%, 06/15/22	212
	Duke Energy Carolinas LLC,
129	4.250%, 12/15/41	121
660	5.100%, 04/15/18	754
100	6.000%, 01/15/38	118
	Duke Energy Florida, Inc.,
290	5.650%, 06/15/18	337
240	6.400%, 06/15/38	300
1,310	Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,626
	Duke Energy Progress, Inc.,
525	2.800%, 05/15/22	502
273	4.100%, 05/15/42	251
125	4.100%, 03/15/43	115
310	5.300%, 01/15/19	358
950	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,028
	Florida Power & Light Co.,
420	5.950%, 10/01/33	503
335	5.950%, 02/01/38	400
210	Georgia Power Co., 5.950%, 02/01/39	236

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
229	Great Plains Energy, Inc., 4.850%, 06/01/21	242
	Hydro-Quebec, (Canada),
350	8.050%, 07/07/24	473
1,000	8.400%, 01/15/22	1,332
100	Indiana Michigan Power Co., 7.000%, 03/15/19	120
100	Jersey Central Power & Light Co., 7.350%, 02/01/19	120
769	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	762
	Kansas City Power & Light Co.,
403	3.150%, 03/15/23	377
1,400	5.300%, 10/01/41	1,422
105	MidAmerican Energy Co., 5.300%, 03/15/18	120
	Nevada Power Co.,
55	5.375%, 09/15/40	59
305	5.450%, 05/15/41	334
720	6.500%, 08/01/18	864
100	Series N, 6.650%, 04/01/36	123
	NextEra Energy Capital Holdings, Inc.,
196	1.200%, 06/01/15	197
725	6.000%, 03/01/19	836
280	7.875%, 12/15/15	319
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	335
510	Northern States Power Co., 6.250%, 06/01/36	622
310	Ohio Power Co., 6.050%, 05/01/18	358
	Oncor Electric Delivery Co. LLC,
840	6.800%, 09/01/18	1,002
110	7.000%, 09/01/22	133
	Pacific Gas & Electric Co.,
544	2.450%, 08/15/22	493
71	3.250%, 09/15/21	70
250	3.250%, 06/15/23	238
217	4.450%, 04/15/42	199
390	4.500%, 12/15/41	359
780	5.625%, 11/30/17	893
100	6.050%, 03/01/34	113
160	8.250%, 10/15/18	204
	PacifiCorp,
180	5.500%, 01/15/19	210
150	5.650%, 07/15/18	174
	Peco Energy Co.,
350	2.375%, 09/15/22	320
175	5.350%, 03/01/18	201
1,070	Potomac Electric Power Co., 6.500%, 11/15/37	1,352
	Progress Energy, Inc.,
673	3.150%, 04/01/22	652
300	6.050%, 03/15/14	304
	Public Service Co. of Colorado,
250	2.250%, 09/15/22	228
90	3.200%, 11/15/20	91
125	5.800%, 08/01/18	147
2,490	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	2,915
	Public Service Electric & Gas Co.,
205	5.300%, 05/01/18	235
277	5.375%, 11/01/39	307
	Southern California Edison Co.,
318	Series C, 3.500%, 10/01/23	317
175	4.150%, 09/15/14	180
765	5.500%, 08/15/18	889
200	5.950%, 02/01/38	235
1,185	6.050%, 03/15/39	1,418
	Southern Co. (The),
363	1.950%, 09/01/16	371
270	4.150%, 05/15/14	275
570	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	736
312	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	307
	Virginia Electric and Power Co.,
1,395	5.400%, 04/30/18	1,605

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
625	5.950%, 09/15/17	727
	Wisconsin Electric Power Co.,
21	2.950%, 09/15/21	21
450	6.000%, 04/01/14	458
265	6.250%, 12/01/15	294
	Xcel Energy, Inc.,
162	0.750%, 05/09/16	162
92	4.800%, 09/15/41	89
200	6.500%, 07/01/36	239

		39,003

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
828	4.150%, 01/15/43	749
285	8.500%, 03/15/19	370
308	Boston Gas Co., 4.487%, 02/15/42 (e)	295
335	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	389

		1,803

	Independent Power Producers & Energy Traders — 0.1%
	Exelon Generation Co. LLC,
1,020	4.000%, 10/01/20	1,020
235	5.750%, 10/01/41	226
8	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	8
1,500	PPL Energy Supply LLC, 4.600%, 12/15/21	1,457
	PSEG Power LLC,
442	4.300%, 11/15/23	442
772	5.125%, 04/15/20	845
202	Southern Power Co., 5.150%, 09/15/41	199

		4,197

	Multi-Utilities — 0.3%
	AGL Capital Corp.,
563	3.500%, 09/15/21	568
208	4.400%, 06/01/43	190
1,445	5.875%, 03/15/41	1,615
1,243	6.375%, 07/15/16	1,398
596	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	683
	Consumers Energy Co.,
216	2.850%, 05/15/22	207
130	5.650%, 04/15/20	151
235	Delmarva Power & Light Co., 4.000%, 06/01/42	212
	Dominion Resources, Inc.,
920	Series F, 5.250%, 08/01/33	983
300	7.000%, 06/15/38	376
600	8.875%, 01/15/19	777
289	DTE Energy Co., 3.850%, 12/01/23	288
	Nisource Finance Corp.,
370	3.850%, 02/15/23	357
360	4.450%, 12/01/21	370
1,256	5.800%, 02/01/42	1,263
	San Diego Gas & Electric Co.,
379	3.950%, 11/15/41	347
275	6.000%, 06/01/26	333
	Sempra Energy,
350	2.875%, 10/01/22	324
958	4.050%, 12/01/23	959
1,145	6.150%, 06/15/18	1,337
180	6.500%, 06/01/16	204
435	9.800%, 02/15/19	583

		13,525

	Total Utilities	58,528

	Total Corporate Bonds (Cost $680,313)	711,670

Foreign Government Securities — 1.1%
825	Brazilian Government International Bond, (Brazil), 4.250%, 01/07/25	777
	Israel Government AID Bond, (Israel),
1,973	Zero Coupon, 08/15/17	1,885
20,000	Zero Coupon, 03/15/18	18,789
1,776	Zero Coupon, 02/15/22	1,388
1,500	Zero Coupon, 11/01/23	1,063

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Foreign Government Securities — Continued
1,500		Zero Coupon, 11/01/24	1,006
1,000		5.500%, 09/18/33	1,183
		Province of Ontario, (Canada),
1,387		1.650%, 09/27/19	1,352
700		2.700%, 06/16/15	725
2,220		2.950%, 02/05/15	2,289
377		Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	497
640		Republic of South Africa, (South Africa), 5.875%, 09/16/25	666
5,000		Tunisia Government AID Bond, (Tunisia), 1.686%, 07/16/19	4,892
		United Mexican States, (Mexico),
1,732		4.000%, 10/02/23	1,716
120		4.750%, 03/08/44	105
3,338		Series A, 7.500%, 04/08/33	4,181

		Total Foreign Government Securities (Cost $42,011)	42,514

Mortgage Pass-Through Securities — 14.6%
		Federal Home Loan Mortgage Corp.,
36		ARM, 2.085%, 07/01/19	38
479		ARM, 2.120%, 10/01/36	507
122		ARM, 2.220%, 10/01/36	129
37		ARM, 2.321%, 04/01/30	40
1,028		ARM, 2.325%, 03/01/37	1,102
561		ARM, 2.355%, 12/01/33	584
133		ARM, 2.375%, 05/01/36	142
432		ARM, 2.391%, 11/01/36	458
560		ARM, 2.418%, 11/01/36	596
368		ARM, 2.522%, 12/01/36	395
290		ARM, 2.541%, 02/01/36	309
1,021		ARM, 2.548%, 04/01/34	1,079
427		ARM, 2.693%, 12/01/34	453
188		ARM, 2.755%, 02/01/37	200
637		ARM, 2.789%, 10/01/36	679
2,152		ARM, 4.006%, 07/01/40	2,272
605		ARM, 4.101%, 02/01/36	646
434		ARM, 4.848%, 07/01/36	468
621		ARM, 5.040%, 01/01/35	662
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
–	(h)	4.000%, 05/01/19	—	(h)
130		4.500%, 08/01/18	137
365		5.000%, 12/01/18	388
3,071		5.500%, 06/01/17 - 01/01/24	3,348
54		6.000%, 04/01/18	58
466		6.500%, 08/01/16 - 02/01/19	497
11		7.000%, 04/01/17	11
–	(h)	7.500%, 10/01/14	—	(h)
2		8.500%, 11/01/15	2
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
2,907		3.500%, 01/01/32 - 03/01/32	2,990
116		6.000%, 12/01/22	128
344		6.500%, 11/01/22	382
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
4,648		3.500%, 04/01/43	4,682
1,277		4.000%, 09/01/35	1,333
6,087		4.500%, 05/01/41	6,490
5,519		5.000%, 09/01/34 - 08/01/40	5,999
2,288		5.500%, 10/01/33 - 07/01/35	2,498
393		6.000%, 12/01/33 - 01/01/34	438
2,371		6.500%, 11/01/34 - 11/01/36	2,680
611		7.000%, 07/01/32 - 10/01/36	664
789		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	920
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
3,020		3.000%, 03/01/33	2,969
25,084		3.500%, 10/01/32 - 06/01/43	25,381
10,173		4.000%, 01/01/32 - 01/01/43	10,548
485		5.500%, 10/01/33 - 01/01/34	520
828		6.000%, 02/01/33	908

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
90	7.000%, 07/01/29	102
2	Federal Home Loan Mortgage Corp., 30 Year, Single Family, 12.000%, 08/01/15 - 07/01/19	2
2,557	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,580
	Federal National Mortgage Association,
126	ARM, 1.688%, 09/01/34	131
1,029	ARM, 1.784%, 01/01/33	1,080
759	ARM, 1.788%, 07/01/33	817
1,830	ARM, 1.898%, 01/01/35	1,940
11	ARM, 1.903%, 03/01/19	11
1,454	ARM, 1.910%, 09/01/35	1,525
530	ARM, 1.912%, 11/01/34	562
642	ARM, 1.940%, 07/01/36	683
1,330	ARM, 2.120%, 01/01/35 - 05/01/35	1,408
333	ARM, 2.141%, 01/01/36	352
1,027	ARM, 2.160%, 11/01/34	1,082
226	ARM, 2.170%, 07/01/34	239
802	ARM, 2.192%, 10/01/34	845
327	ARM, 2.202%, 04/01/34	344
548	ARM, 2.204%, 10/01/34	577
215	ARM, 2.223%, 09/01/35	228
1,098	ARM, 2.239%, 06/01/35	1,159
6	ARM, 2.250%, 01/01/19	7
20	ARM, 2.262%, 04/01/34	22
358	ARM, 2.266%, 08/01/34	384
313	ARM, 2.274%, 09/01/34	330
323	ARM, 2.277%, 07/01/33 - 11/01/33	338
681	ARM, 2.280%, 08/01/34	722
788	ARM, 2.324%, 07/01/33	837
609	ARM, 2.346%, 05/01/34	648
1,863	ARM, 2.363%, 04/01/35	1,970
457	ARM, 2.372%, 04/01/35	486
218	ARM, 2.397%, 05/01/35	229
228	ARM, 2.403%, 01/01/34	241
261	ARM, 2.420%, 02/01/35	278
335	ARM, 2.505%, 10/01/34	356
266	ARM, 2.517%, 06/01/36	282
523	ARM, 2.560%, 09/01/33	553
289	ARM, 2.677%, 01/01/38	307
662	ARM, 2.700%, 10/01/36	708
79	ARM, 2.819%, 09/01/27	84
196	ARM, 3.000%, 02/01/34	208
74	ARM, 3.125%, 01/01/36	78
63	ARM, 3.771%, 03/01/29	67
103	ARM, 4.480%, 01/01/23	113
	Federal National Mortgage Association, 15 Year, Single Family,
892	3.500%, 09/01/18 - 07/01/19	940
1,577	4.000%, 07/01/18 - 10/01/18	1,678
2,732	4.500%, 06/01/18 - 12/01/19	2,939
929	5.000%, 06/01/18 - 08/01/24	999
951	5.500%, 03/01/20 - 07/01/20	1,013
5,429	6.000%, 06/01/16 - 01/01/24	5,917
226	6.500%, 03/01/17 - 08/01/20	242
220	7.000%, 03/01/17 - 09/01/17	233
5	7.500%, 03/01/17	5
2	8.000%, 11/01/15	2
	Federal National Mortgage Association, 20 Year, Single Family,
1,687	3.500%, 08/01/32	1,736
141	4.500%, 04/01/24	150
1,263	6.500%, 05/01/22 - 04/01/25	1,402
	Federal National Mortgage Association, 30 Year, FHA/VA,
95	6.000%, 09/01/33	106
1,422	6.500%, 03/01/29 - 08/01/39	1,586
35	7.000%, 02/01/33	41

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
52	8.000%, 06/01/28	60
19	9.000%, 05/01/18 - 12/01/25	20
	Federal National Mortgage Association, 30 Year, Single Family,
436	4.500%, 11/01/33 - 02/01/35	466
1,518	5.000%, 07/01/33 - 09/01/35	1,664
2,109	5.500%, 09/01/31 - 03/01/34	2,332
2,805	6.000%, 12/01/28 - 09/01/37	3,123
1,311	6.500%, 11/01/29 - 08/01/31	1,485
1,177	7.000%, 01/01/24 - 01/01/39	1,304
621	7.500%, 08/01/36 - 11/01/37	706
641	8.000%, 03/01/27 - 11/01/28	748
1	9.000%, 04/01/26	1
14	9.500%, 07/01/28	16
2	12.500%, 01/01/16	2
	Federal National Mortgage Association, Other,
1,475	VAR, 0.539%, 01/01/23	1,483
5,949	VAR, 0.569%, 10/01/22 - 01/01/23	5,965
5,000	VAR, 0.640%, 11/01/23	5,009
3,000	VAR, 0.664%, 11/01/23	3,010
967	VAR, 0.979%, 03/01/22	971
2,429	VAR, 6.070%, 11/01/18	2,648
10,000	Zero Coupon, 12/30/23	9,994
2,000	1.690%, 12/01/19	1,932
3,450	1.792%, 05/01/20	3,344
3,971	1.808%, 06/01/20	3,842
2,000	2.004%, 07/01/19	2,024
1,500	2.066%, 12/01/20	1,431
12,000	2.077%, 06/01/20	11,853
4,569	2.097%, 08/01/19	4,545
2,500	2.190%, 09/01/21	2,357
2,000	2.211%, 04/01/19	2,024
1,480	2.221%, 04/01/19	1,492
2,950	2.263%, 12/01/22	2,772
4,028	2.283%, 12/01/22	3,789
5,360	2.390%, 12/01/22	5,108
5,457	2.418%, 12/01/22	5,174
1,982	2.428%, 05/01/23	1,869
3,375	2.449%, 11/01/22	3,218
3,000	2.459%, 12/01/22	2,859
3,500	2.480%, 12/01/22	3,338
5,699	2.490%, 10/01/17	5,946
2,979	2.500%, 06/01/23	2,816
4,000	2.531%, 11/01/22	3,797
2,952	2.542%, 02/01/23	2,827
1,489	2.593%, 06/01/23	1,418
6,996	2.604%, 10/01/22 - 05/01/23	6,621
3,000	2.670%, 07/01/22	2,890
6,870	2.690%, 10/01/17	7,204
3,406	2.703%, 04/01/23	3,296
5,004	2.809%, 07/01/23	4,877
3,258	2.841%, 03/01/22	3,233
1,565	2.862%, 05/01/22	1,548
3,796	2.970%, 11/01/18	3,979
2,914	3.000%, 01/01/43	2,778
1,463	3.038%, 05/01/22	1,461
7,085	3.070%, 01/01/22	7,162
4,500	3.079%, 07/01/22	4,496
4,500	3.100%, 02/01/22	4,524
2,767	3.160%, 02/01/22	2,809
3,855	3.224%, 01/01/22 - 05/01/22	3,901
9,840	3.230%, 11/01/20	10,197
1,485	3.255%, 12/01/21	1,514
1,997	3.290%, 10/01/20	2,078
3,934	3.306%, 02/01/22	3,989
2,233	3.368%, 01/01/22	2,283
1,986	3.461%, 11/01/20	2,070

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
957	3.487%, 11/01/20	999
47,864	3.500%, 12/01/32 - 08/01/43	47,882
2,000	3.503%, 08/01/17	2,131
1,948	3.520%, 01/01/18	2,090
1,461	3.544%, 09/01/20	1,532
2,500	3.590%, 08/01/23	2,533
2,871	3.600%, 09/01/20	3,035
7,499	3.621%, 09/01/20	7,897
4,906	3.658%, 10/01/20	5,172
1,500	3.690%, 11/01/23	1,544
1,904	3.740%, 07/01/20	2,030
3,000	3.760%, 10/01/23	3,111
980	3.761%, 01/01/25	992
5,000	3.792%, 07/01/23	5,123
2,949	3.802%, 09/01/20	3,131
4,585	3.853%, 07/01/22	4,833
3,000	3.895%, 09/01/21	3,177
2,905	3.906%, 09/01/21	3,070
6,766	3.916%, 09/01/21	7,157
1,964	3.930%, 07/01/20	2,115
4,732	3.947%, 06/01/17	5,090
4,750	3.980%, 11/01/16	4,881
1,540	3.999%, 01/01/21	1,646
9,965	4.000%, 10/01/32 - 07/01/42	10,323
5,000	4.019%, 09/01/21	5,319
2,000	4.061%, 01/01/21	2,145
7,956	4.081%, 07/01/20 - 07/01/21	8,518
1,429	4.130%, 07/01/20	1,552
2,380	4.250%, 04/01/21	2,578
1,673	4.257%, 04/01/20	1,819
4,455	4.267%, 11/01/19 - 08/01/21	4,828
2,096	4.290%, 06/01/20	2,295
1,455	4.317%, 07/01/21	1,619
1,472	4.350%, 04/01/20	1,619
956	4.368%, 04/01/20	1,052
1,446	4.380%, 01/01/21	1,584
1,890	4.381%, 11/01/19	2,099
2,000	4.390%, 05/01/21	2,187
2,000	4.391%, 04/01/21	2,166
2,000	4.402%, 07/01/21	2,170
2,424	4.443%, 08/01/20 - 04/01/21	2,673
1,447	4.445%, 01/01/21	1,590
2,130	4.474%, 04/01/21	2,322
5,000	4.484%, 06/01/21	5,439
933	4.500%, 03/01/20	1,026
1,960	4.515%, 02/01/20	2,159
6,694	4.530%, 12/01/19	7,431
4,276	4.540%, 01/01/20	4,747
2,000	4.546%, 02/01/20	2,200
2,902	4.629%, 02/01/21	3,192
3,877	4.794%, 01/01/21	4,298
1,899	5.414%, 07/01/19	2,106
518	5.500%, 03/01/17 - 09/01/33	556
1,483	6.000%, 09/01/37 - 06/01/39	1,612
434	6.500%, 01/01/36 - 07/01/36	482
84	7.000%, 10/01/46	92
69	10.603%, 04/15/19	76
	Government National Mortgage Association II, 30 Year, Single Family,
350	4.500%, 08/20/33	381
4,147	6.000%, 09/20/38	4,659
67	7.500%, 02/20/28 - 09/20/28	79
109	8.000%, 12/20/25 - 09/20/28	130
33	8.500%, 05/20/25	38
	Government National Mortgage Association II, Other,
10,162	4.375%, 06/20/63	11,118
10,555	4.433%, 05/20/63	11,465

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
3,050	4.462%, 05/20/63	3,302
2,041	4.479%, 04/20/63	2,241
	Government National Mortgage Association, 15 Year, Single Family,
62	6.500%, 06/15/17	66
50	8.000%, 01/15/16	51
	Government National Mortgage Association, 30 Year, Single Family,
345	6.500%, 03/15/28 - 04/15/33	385
221	7.000%, 02/15/33 - 06/15/33	255
84	7.500%, 11/15/22 - 11/15/31	92
18	8.000%, 09/15/22 - 08/15/28	19
3	9.000%, 12/15/16	3
752	9.500%, 10/15/24	853

	Total Mortgage Pass-Through Securities (Cost $581,629)	584,508

Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
440	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	516
350	State of California, Various Purpose, GO, 7.300%, 10/01/39	456

		972

	Illinois — 0.0% (g)
160	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	147

	New York — 0.1%
360	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	398
1,825	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	2,022
2,500	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	2,211

		4,631

	Ohio — 0.1%
1,315	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,618
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11	1,358

		2,976

	Total Municipal Bonds (Cost $8,737)	8,726

Supranational — 0.1%
3,000	African Development Bank, 8.800%, 09/01/19	3,989
641	Corp. Andina de Fomento, 3.750%, 01/15/16	669

	Total Supranational (Cost $4,544)	4,658

U.S. Government Agency Securities — 2.2%
646	Federal Farm Credit Bank, 5.125%, 11/15/18	749
1,525	Federal Home Loan Bank, 5.500%, 07/15/36	1,813
6,000	Federal National Mortgage Association, Zero Coupon, 06/01/17	5,720
	Financing Corp. Fico,
4,500	Zero Coupon, 05/11/18	4,200
2,000	Zero Coupon, 04/05/19	1,802
1,240	Zero Coupon, 09/26/19	1,096
	Government Trust Certificate,
4,000	Zero Coupon, 10/01/15	3,915
5,000	Zero Coupon, 04/01/16	4,855
13,319	Zero Coupon, 10/01/19	11,407
	Residual Funding Corp. STRIPS,
7,300	10/15/19	6,440
30,450	07/15/20	25,894
12,930	10/15/20	10,853
	Tennessee Valley Authority,
304	4.625%, 09/15/60	278
3,500	5.250%, 09/15/39	3,792
1,115	5.880%, 04/01/36	1,314
	Tennessee Valley Authority STRIPS,
2,000	05/01/19	1,768
5,000	11/01/25	3,068
800	06/15/35	284

	Total U.S. Government Agency Securities (Cost $90,906)	89,248

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — 25.0%
	U.S. Treasury Bonds,
3,000	4.375%, 02/15/38	3,342
7,575	4.500%, 02/15/36	8,609
1,200	4.500%, 05/15/38	1,362
300	4.500%, 08/15/39	341
1,500	4.750%, 02/15/37	1,764
14,115	5.000%, 05/15/37	17,165
850	5.250%, 02/15/29	1,046
1,250	5.375%, 02/15/31	1,568
750	6.125%, 11/15/27	998
300	6.125%, 08/15/29	403
2,296	6.250%, 08/15/23	3,012
900	6.250%, 05/15/30	1,229
400	6.625%, 02/15/27	552
4,690	7.500%, 11/15/16	5,641
1,881	7.875%, 02/15/21	2,614
864	8.125%, 05/15/21	1,222
2,225	8.500%, 02/15/20	3,111
1,500	8.750%, 05/15/20	2,136
6,675	8.750%, 08/15/20	9,561
22,765	8.875%, 08/15/17	29,417
	U.S. Treasury Bonds STRIPS,
4,400	02/15/14 (m)	4,399
5,665	08/15/14 (m)	5,659
19,538	11/15/14 (m)	19,506
17,230	02/15/15 (m)	17,189
16,180	02/15/15	16,143
3,595	05/15/15	3,582
2,049	08/15/15	2,040
5,445	11/15/15	5,415
28,397	11/15/15	28,241
51,751	02/15/16	51,351
1,000	05/15/16	991
19,751	08/15/16	19,494
15,857	11/15/16	15,586
20,629	02/15/17	20,164
21,411	08/15/17	20,688
20,589	11/15/17	19,766
2,000	02/15/18	1,907
8,400	05/15/18	7,954
16,241	08/15/18	15,262
6,982	02/15/19	6,459
10,595	05/15/19	9,704
22,360	08/15/19	20,277
2,435	02/15/20	2,164
48,814	05/15/20 (m)	42,952
250	05/15/20	220
37,935	08/15/20 (m)	33,003
20,115	02/15/21	17,082
17,000	05/15/21	14,273
4,300	08/15/21	3,567
15,025	11/15/21	12,329
6,778	02/15/22	5,498
5,487	02/15/23	4,236
1,000	05/15/23	763
200	05/15/24	146
600	08/15/24	431
1,400	11/15/24	992
1,000	02/15/25	698
1,000	02/15/26	664
1,500	05/15/26	984
1,592	08/15/26	1,032
28,150	11/15/26	18,011
28,300	02/15/27	17,884
3,550	05/15/27	2,215
6,675	08/15/27	4,117
8,300	11/15/27	5,055

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
8,860	02/15/28	5,331
5,600	05/15/28	3,330
3,000	08/15/28	1,762
2,500	11/15/28	1,451
3,925	02/15/29	2,250
1,600	08/15/29	895
1,650	11/15/29	912
22,100	02/15/30	12,074
5,900	05/15/30	3,186
8,200	08/15/30	4,376
7,425	11/15/30	3,919
6,100	02/15/31	3,181
3,000	05/15/31	1,547
4,500	08/15/31	2,295
4,000	11/15/31	2,017
1,550	02/15/32	772
3,500	05/15/32	1,725
350	08/15/32	171
6,140	11/15/32	2,958
2,500	02/15/33	1,191
11,150	05/15/33	5,254
3,050	08/15/33	1,422
4,500	11/15/33	2,073
4,000	02/15/34	1,823
2,800	05/15/34	1,262
1,650	08/15/34	736
2,850	02/15/35	1,243
800	05/15/35	345
100	08/15/35	43
	U.S. Treasury Inflation Indexed Bonds,
300	2.500%, 01/15/29	393
799	3.625%, 04/15/28 (m)	1,561
	U.S. Treasury Inflation Indexed Notes,
1,000	0.500%, 04/15/15	1,100
1,000	1.125%, 01/15/21	1,145
1,000	1.250%, 04/15/14	1,110
630	1.375%, 07/15/18	751
2,000	2.000%, 01/15/14	2,534
	U.S. Treasury Notes,
8,000	0.750%, 12/31/17	7,912
3,560	0.875%, 01/31/18	3,534
4,510	1.000%, 11/30/19	4,311
11,635	1.375%, 11/30/18	11,650
4,900	1.500%, 08/31/18	4,951
1,000	1.750%, 01/31/14	1,003
31,000	1.750%, 10/31/18 (m)	31,635
1,000	1.875%, 02/28/14	1,004
2,000	1.875%, 04/30/14	2,014
10,000	2.000%, 02/15/22	9,700
12,245	2.125%, 12/31/15	12,708
7,000	2.125%, 08/31/20	7,048
36,000	2.125%, 08/15/21	35,632
10,000	2.250%, 07/31/18	10,460
21,972	2.625%, 12/31/14	22,554
1,000	2.625%, 02/29/16	1,051
4,575	2.625%, 04/30/16	4,822
9,300	2.625%, 01/31/18	9,897
700	2.625%, 08/15/20	729
2,300	2.625%, 11/15/20	2,386
16,985	2.750%, 05/31/17	18,149
7,500	2.750%, 12/31/17	8,022
8,000	3.125%, 10/31/16	8,592
6,015	3.125%, 04/30/17	6,496
11,638	3.125%, 05/15/19	12,616
8,900	3.125%, 05/15/21	9,479
15,700	3.250%, 12/31/16	16,965
12,300	3.250%, 03/31/17	13,323

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
2,600	3.500%, 02/15/18	2,859
1,000	3.500%, 05/15/20	1,100
9,500	3.625%, 02/15/21	10,471
5,000	3.750%, 11/15/18	5,578
10,000	4.000%, 02/15/15	10,456
3,725	4.500%, 11/15/15	4,031
10,375	4.750%, 08/15/17	11,846

	Total U.S. Treasury Obligations (Cost $958,601)	998,308

Loan Assignments — 0.2%
	Financials — 0.2%
	Capital Markets — 0.0% (g)
1,609	Tricon Capital Group Inc., Revolving Loan, (Canada) VAR, 4.100%, 06/13/15 (i)	1,601
	Diversified Financial Services — 0.0% (g)
1,393	Fiveten Group Holdings Ltd., Revolving Loan, VAR, 4.250%, 04/14/14 (i)	1,386
	Real Estate Management & Development — 0.2%
5,837	Invitation Homes, Revolving Loan, VAR, 3.750%, 03/15/15 (i)	5,808

	Total Loan Assignments (Cost $8,839)	8,795

SHARES
Short-Term Investment — 4.9%
	Investment Company — 4.9%
197,117	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $197,117)	197,117

	Total Investments — 99.8% (Cost $3,858,998)	3,995,574
	Other Assets in Excess of Liabilities — 0.2%	6,023

	NET ASSETS — 100.0%	$4,001,597

Percentages indicated are based on net assets.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage.
CDO	—	Collateralized Debt Obligation
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation.
ESOP	—	Employee Stock Ownership Program.
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The principal shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue Bond
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Note. The interest rate shown is the rate in effect as of November 30, 2013.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Trustee.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(†)	—	Security matures in 2111.
(††)	—	Security matures in 2110.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,919
Aggregate gross unrealized depreciation	(43,343)

Net unrealized appreciation/depreciation	$136,576

Federal income tax cost of investments	$3,858,998

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Funds may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Funds to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Funds’ securities. JPMorgan Funds Management, Inc. (the “Administrator”, or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Funds’ Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Funds’ valuation policies. The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$137,428	$76,358	$213,786
Collateralized Mortgage Obligations
Agency CMO	—	662,611	6,105	668,716
Non-Agency CMO	—	268,487	52,712	321,199

Total Collateralized Mortgage Obligations	—	931,098	58,817	989,915

Commercial Mortgage-Backed
Securities	—	125,633	20,696	146,329
Corporate Bonds
Consumer Discretionary	—	47,385	—	47,385
Consumer Staples	—	34,720	—	34,720
Energy	—	59,017	—	59,017
Financials	—	343,889	—	343,889
Health Care	—	20,594	—	20,594
Industrials	—	39,371	2,849	42,220
Information Technology	—	37,519	—	37,519
Materials	—	21,238	—	21,238
Telecommunication Services	—	46,560	—	46,560
Utilities	—	58,528	—	58,528

Total Corporate Bonds	—	708,821	2,849	711,670

Foreign Government Securities	—	42,514	—	42,514
Mortgage Pass-Through Securities	—	584,508	—	584,508
Municipal Bonds	—	8,726	—	8,726
Supranational	—	4,658	—	4,658
U.S. Government Agency Securities	—	89,248	—	89,248
U.S. Treasury Obligations	—	998,308	—	998,308
Loan Assignments
Financials	—	—	8,795	8,795
Short-Term Investment
Investment Company	197,117	—	—	197,117

Total Investments in Securities	$197,117	$3,630,942	$167,515	$3,995,574

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Core Bond Trust	Balance as of 02/28/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/13
Investments in Securities
Asset-Backed Securities	$60,762	$—	$(43)	$28	$40,357	$(32,698)	$7,952	$—	$76,358
Collateralized Mortgage Obligations
Agency CMO	27,817	(187)	(757)	(1,111)	96	(7)	2,027	(21,773)	6,105
Non-Agency CMO	48,208	(2)	(3,846)	(2,789)	21,782	(15,906)	26,429	(21,164)	52,712
Commercial Mortgage-Backed Securities	30,371	—	55	(969)	2,734	(7,806)	—	(3,689)	20,696
Corporate Bonds									—
Industrials	3,316	41	(94)	(2)	441	(853)	—	—	2,849
Telecommunication Services	1,884	—	—	—	—	—	—	(1,884)	—
Loan Assignment — Financials	—	—	(59)	—	9,983	(1,129)	—	—	8,795
Mortgage Pass-Through Securities	11,987	—	(15)	—	—	(11,972)	—	—	—

Total	$184,345	$(148)	$(4,759)	$(4,843)	$75,393	$(70,371)	$36,408	$(48,510)	$167,515

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2013, which were valued using significant unobservable inputs (Level 3) were $(4,759)

Core Bond Trust

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at 11/30/13	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	68,298	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00%(13.71%)
			Constant Default Rate	0% - 14.78%(3.31%)
			PSA Prepayment Model	137.00% - 1,085.00%(461.02%)
			Yield (Discount Rate of Cash Flows)	(180.40%) - 64.15%(4.35%)

Asset-Backed Securities	68,298

Total	68,298

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At November 30, 2013, the value of these securities was approximately $99,217,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.0%
Consumer Discretionary — 12.5%
		Auto Components — 0.4%
3		BorgWarner, Inc.	278
6		Delphi Automotive plc, (United Kingdom)	375
6		Goodyear Tire & Rubber Co. (The)	124
16		Johnson Controls, Inc.	783

			1,560

		Automobiles — 0.7%
89		Ford Motor Co.	1,525
21		General Motors Co. (a)	826
5		Harley-Davidson, Inc.	339

			2,690

		Distributors — 0.1%
4		Genuine Parts Co.	291

		Diversified Consumer Services — 0.1%
6		H&R Block, Inc.	173

		Hotels, Restaurants & Leisure — 1.8%
10		Carnival Corp.	358
1		Chipotle Mexican Grill, Inc. (a)	367
3		Darden Restaurants, Inc.	158
6		International Game Technology	104
5		Marriott International, Inc., Class A	242
23		McDonald’s Corp.	2,206
17		Starbucks Corp.	1,387
4		Starwood Hotels & Resorts Worldwide, Inc.	329
3		Wyndham Worldwide Corp.	216
2		Wynn Resorts Ltd.	304
10		Yum! Brands, Inc.	786

			6,457

		Household Durables — 0.3%
6		D.R. Horton, Inc.	128
3		Garmin Ltd., (Switzerland)	135
2		Harman International Industries, Inc.	125
3		Leggett & Platt, Inc.	97
4		Lennar Corp., Class A	135
7		Newell Rubbermaid, Inc.	198
8		PulteGroup, Inc.	149
2		Whirlpool Corp.	275

			1,242

		Internet & Catalog Retail — 1.5%
8		Amazon.com, Inc. (a)	3,301
2		Expedia, Inc.	155
1		Netflix, Inc. (a)	489
1		priceline.com, Inc. (a)	1,392
3		TripAdvisor, Inc. (a)	223

			5,560

		Leisure Equipment & Products — 0.1%
3		Hasbro, Inc.	141
8		Mattel, Inc.	361

			502

		Media — 3.6%
5		Cablevision Systems Corp., Class A	81
13		CBS Corp. (Non-Voting), Class B	746
59		Comcast Corp., Class A	2,956
12		DIRECTV (a)	765
5		Discovery Communications, Inc., Class A (a)	457
5		Gannett Co., Inc.	139
–	(h)	Graham Holdings Co.	67
10		Interpublic Group of Cos., Inc. (The)	166
11		News Corp., Class A (a)	203
6		Omnicom Group, Inc.	417
2		Scripps Networks Interactive, Inc., Class A	185
6		Time Warner Cable, Inc.	895
21		Time Warner, Inc.	1,370
45		Twenty-First Century Fox, Inc., Class A	1,508
9		Viacom, Inc., Class B	737
38		Walt Disney Co. (The)	2,656

			13,348

		Multiline Retail — 0.7%
7		Dollar General Corp. (a)	384
5		Dollar Tree, Inc. (a)	262
2		Family Dollar Stores, Inc.	153
5		Kohl’s Corp.	256
9		Macy’s, Inc.	454
3		Nordstrom, Inc.	203
14		Target Corp.	915

			2,627

		Specialty Retail — 2.3%
2		Abercrombie & Fitch Co., Class A	59
1		AutoNation, Inc. (a)	72
1		AutoZone, Inc. (a)	372
5		Bed Bath & Beyond, Inc. (a)	385
6		Best Buy Co., Inc.	248
5		CarMax, Inc. (a)	255
3		GameStop Corp., Class A	128
6		Gap, Inc. (The)	256

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Specialty Retail — Continued
32	Home Depot, Inc. (The)	2,619
6	L Brands, Inc.	359
24	Lowe’s Cos., Inc.	1,132
2	O’Reilly Automotive, Inc. (a)	307
2	PetSmart, Inc.	175
5	Ross Stores, Inc.	375
15	Staples, Inc.	233
2	Tiffany & Co.	222
16	TJX Cos., Inc.	1,019
2	Urban Outfitters, Inc. (a)	96

		8,312

	Textiles, Apparel & Luxury Goods — 0.9%
6	Coach, Inc.	370
1	Fossil Group, Inc. (a)	145
4	Michael Kors Holdings Ltd., (Hong Kong) (a)	330
17	NIKE, Inc., Class B	1,341
2	PVH Corp.	248
1	Ralph Lauren Corp.	241
2	V.F. Corp.	468

		3,143

	Total Consumer Discretionary	45,905

Consumer Staples — 10.0%
	Beverages — 2.2%
4	Beam, Inc.	248
4	Brown-Forman Corp., Class B	276
86	Coca-Cola Co. (The)	3,473
6	Coca-Cola Enterprises, Inc.	236
4	Constellation Brands, Inc., Class A (a)	265
5	Dr. Pepper Snapple Group, Inc.	223
4	Molson Coors Brewing Co., Class B	188
3	Monster Beverage Corp. (a)	182
35	PepsiCo, Inc.	2,952

		8,043

	Food & Staples Retailing — 2.4%
10	Costco Wholesale Corp.	1,241
28	CVS Caremark Corp.	1,864
12	Kroger Co. (The)	490
5	Safeway, Inc.	191
13	Sysco Corp.	449
20	Walgreen Co.	1,167
37	Wal-Mart Stores, Inc.	2,989
8	Whole Foods Market, Inc.	478

		8,869

	Food Products — 1.6%
15	Archer-Daniels-Midland Co.	601
4	Campbell Soup Co.	157
10	ConAgra Foods, Inc.	316
15	General Mills, Inc.	734
3	Hershey Co. (The)	328
3	Hormel Foods Corp.	137
2	JM Smucker Co. (The)	248
6	Kellogg Co.	354
13	Kraft Foods Group, Inc.	717
3	McCormick & Co., Inc. (Non-Voting)	206
5	Mead Johnson Nutrition Co.	388
40	Mondelez International, Inc., Class A	1,353
6	Tyson Foods, Inc., Class A	200

		5,739

	Household Products — 2.1%
3	Clorox Co. (The)	275
20	Colgate-Palmolive Co.	1,314
9	Kimberly-Clark Corp.	948
62	Procter & Gamble Co. (The)	5,228

		7,765

	Personal Products — 0.2%
10	Avon Products, Inc.	175
6	Estee Lauder Cos., Inc. (The), Class A	435

		610

	Tobacco — 1.5%
45	Altria Group, Inc.	1,680
8	Lorillard, Inc.	435
37	Philip Morris International, Inc.	3,138
7	Reynolds American, Inc.	362

		5,615

	Total Consumer Staples	36,641

Energy — 10.2%
	Energy Equipment & Services — 1.9%
10	Baker Hughes, Inc.	572
6	Cameron International Corp. (a)	309
2	Diamond Offshore Drilling, Inc.	95
5	Ensco plc, (United Kingdom), Class A	313
5	FMC Technologies, Inc. (a)	258
19	Halliburton Co.	1,010
2	Helmerich & Payne, Inc.	186
6	Nabors Industries Ltd., (Bermuda)	97
10	National Oilwell Varco, Inc.	790
6	Noble Corp. plc, (United Kingdom)	219
3	Rowan Cos. plc, Class A (a)	97

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
30	Schlumberger Ltd.	2,652
8	Transocean Ltd., (Switzerland)	387

		6,985

	Oil, Gas & Consumable Fuels — 8.3%
11	Anadarko Petroleum Corp.	1,012
9	Apache Corp.	837
10	Cabot Oil & Gas Corp.	329
11	Chesapeake Energy Corp.	309
44	Chevron Corp.	5,361
28	ConocoPhillips	2,018
5	CONSOL Energy, Inc.	185
8	Denbury Resources, Inc. (a)	141
9	Devon Energy Corp.	524
6	EOG Resources, Inc.	1,019
3	EQT Corp.	290
100	Exxon Mobil Corp.	9,325
7	Hess Corp.	530
15	Kinder Morgan, Inc.	542
16	Marathon Oil Corp.	580
7	Marathon Petroleum Corp.	587
4	Murphy Oil Corp.	259
3	Newfield Exploration Co. (a)	86
8	Noble Energy, Inc.	572
18	Occidental Petroleum Corp.	1,734
6	Peabody Energy Corp.	111
14	Phillips 66	964
3	Pioneer Natural Resources Co.	558
4	QEP Resources, Inc.	130
4	Range Resources Corp.	288
8	Southwestern Energy Co. (a)	308
15	Spectra Energy Corp.	509
3	Tesoro Corp.	180
12	Valero Energy Corp.	562
15	Williams Cos., Inc. (The)	545
5	WPX Energy, Inc. (a)	85

		30,480

	Total Energy	37,465

Financials — 16.1%
	Capital Markets — 2.2%
4	Ameriprise Financial, Inc.	486
26	Bank of New York Mellon Corp. (The)	879
3	BlackRock, Inc.	864
26	Charles Schwab Corp. (The)	642
7	E*TRADE Financial Corp. (a)	117
9	Franklin Resources, Inc.	510
9	Goldman Sachs Group, Inc. (The)	1,599
10	Invesco Ltd.	350
2	Legg Mason, Inc.	96
32	Morgan Stanley	986
5	Northern Trust Corp.	302
10	State Street Corp.	734
6	T. Rowe Price Group, Inc.	474

		8,039

	Commercial Banks — 2.8%
16	BB&T Corp.	554
4	Comerica, Inc.	190
20	Fifth Third Bancorp	408
19	Huntington Bancshares, Inc.	173
21	KeyCorp	263
3	M&T Bank Corp.	316
12	PNC Financial Services Group, Inc. (The)	927
32	Regions Financial Corp.	308
12	SunTrust Banks, Inc.	443
42	U.S. Bancorp	1,635
110	Wells Fargo & Co.	4,821
4	Zions Bancorp	123

		10,161

	Consumer Finance — 1.0%
21	American Express Co.	1,804
13	Capital One Financial Corp.	950
11	Discover Financial Services	584
10	SLM Corp.	264

		3,602

	Diversified Financial Services — 4.0%
243	Bank of America Corp.	3,852
69	Citigroup, Inc.	3,647
7	CME Group, Inc.	584
3	IntercontinentalExchange Group, Inc. (a)	552
85	JPMorgan Chase & Co. (b) (q)	4,881
7	Leucadia National Corp.	203
6	McGraw Hill Financial, Inc.	465
4	Moody’s Corp.	328
3	NASDAQ OMX Group, Inc. (The)	103

		14,615

	Insurance — 4.3%
8	ACE Ltd., (Switzerland)	792
11	Aflac, Inc.	700
11	Allstate Corp. (The)	570

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Insurance — Continued
33	American International Group, Inc.	1,665
7	Aon plc, (United Kingdom)	569
2	Assurant, Inc.	110
41	Berkshire Hathaway, Inc., Class B (a)	4,754
6	Chubb Corp. (The)	559
3	Cincinnati Financial Corp.	175
11	Genworth Financial, Inc., Class A (a)	169
10	Hartford Financial Services Group, Inc.	367
6	Lincoln National Corp.	308
7	Loews Corp.	328
12	Marsh & McLennan Cos., Inc.	591
25	MetLife, Inc.	1,325
6	Principal Financial Group, Inc.	314
13	Progressive Corp. (The)	350
11	Prudential Financial, Inc.	935
2	Torchmark Corp.	158
8	Travelers Cos., Inc. (The)	768
6	Unum Group	201
6	XL Group plc, (Ireland)	207

		15,915

	Real Estate Investment Trusts (REITs) — 1.8%
9	American Tower Corp.	696
3	Apartment Investment & Management Co., Class A	83
3	AvalonBay Communities, Inc.	327
3	Boston Properties, Inc.	344
8	Equity Residential	391
10	HCP, Inc.	379
6	Health Care REIT, Inc.	364
17	Host Hotels & Resorts, Inc.	313
9	Kimco Realty Corp.	191
3	Macerich Co. (The)	181
4	Plum Creek Timber Co., Inc.	162
11	Prologis, Inc.	429
3	Public Storage	500
7	Simon Property Group, Inc.	1,054
7	Ventas, Inc.	378
4	Vornado Realty Trust	347
13	Weyerhaeuser Co.	399

		6,538

	Real Estate Management & Development — 0.0% (g)
6	CBRE Group, Inc., Class A (a)	152

	Thrifts & Mortgage Finance — 0.0% (g)
11	Hudson City Bancorp, Inc.	101
7	People’s United Financial, Inc.	110

		211

	Total Financials	59,233

Health Care — 13.1%
	Biotechnology — 2.5%
4	Alexion Pharmaceuticals, Inc. (a)	552
17	Amgen, Inc.	1,948
5	Biogen Idec, Inc. (a)	1,567
9	Celgene Corp. (a)	1,508
35	Gilead Sciences, Inc. (a)	2,595
2	Regeneron Pharmaceuticals, Inc. (a)	520
5	Vertex Pharmaceuticals, Inc. (a)	366

		9,056

	Health Care Equipment & Supplies — 2.0%
35	Abbott Laboratories	1,345
12	Baxter International, Inc.	842
4	Becton, Dickinson & Co.	478
30	Boston Scientific Corp. (a)	353
2	C.R. Bard, Inc.	249
5	CareFusion Corp. (a)	194
10	Covidien plc, (Ireland)	712
3	DENTSPLY International, Inc.	153
3	Edwards Lifesciences Corp. (a)	167
1	Intuitive Surgical, Inc. (a)	339
23	Medtronic, Inc.	1,296
7	St. Jude Medical, Inc.	380
7	Stryker Corp.	498
2	Varian Medical Systems, Inc. (a)	190
4	Zimmer Holdings, Inc.	351

		7,547

	Health Care Providers & Services — 2.1%
8	Aetna, Inc.	581
5	AmerisourceBergen Corp.	369
8	Cardinal Health, Inc.	497
6	Cigna Corp.	561
4	DaVita HealthCare Partners, Inc. (a)	238
18	Express Scripts Holding Co. (a)	1,243
4	Humana, Inc.	369
2	Laboratory Corp. of America Holdings (a)	208
5	McKesson Corp.	860
2	Patterson Cos., Inc.	78
3	Quest Diagnostics, Inc.	210
2	Tenet Healthcare Corp. (a)	100
23	UnitedHealth Group, Inc.	1,716

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
7	WellPoint, Inc.	629

		7,659

	Health Care Technology — 0.1%
7	Cerner Corp. (a)	384

	Life Sciences Tools & Services — 0.5%
7	Agilent Technologies, Inc.	402
4	Life Technologies Corp. (a)	296
3	PerkinElmer, Inc.	97
8	Thermo Fisher Scientific, Inc.	824
2	Waters Corp. (a)	192

		1,811

	Pharmaceuticals — 5.9%
36	AbbVie, Inc.	1,741
4	Actavis plc (a)	640
7	Allergan, Inc.	653
37	Bristol-Myers Squibb Co.	1,917
22	Eli Lilly & Co.	1,128
5	Forest Laboratories, Inc. (a)	275
4	Hospira, Inc. (a)	148
64	Johnson & Johnson	6,046
66	Merck & Co., Inc.	3,305
9	Mylan, Inc. (a)	382
2	Perrigo Co.	332
150	Pfizer, Inc.	4,761
11	Zoetis, Inc.	353

		21,681

	Total Health Care	48,138

Industrials — 10.7%
	Aerospace & Defense — 2.7%
16	Boeing Co. (The)	2,112
8	General Dynamics Corp.	690
18	Honeywell International, Inc.	1,574
2	L-3 Communications Holdings, Inc.	210
6	Lockheed Martin Corp.	866
5	Northrop Grumman Corp.	588
3	Precision Castparts Corp.	853
7	Raytheon Co.	648
3	Rockwell Collins, Inc.	223
6	Textron, Inc.	211
19	United Technologies Corp.	2,121

		10,096

	Air Freight & Logistics — 0.8%
4	C.H. Robinson Worldwide, Inc.	212
5	Expeditors International of Washington, Inc.	203
7	FedEx Corp.	934
16	United Parcel Service, Inc., Class B	1,677

		3,026

	Airlines — 0.2%
19	Delta Air Lines, Inc.	563
16	Southwest Airlines Co.	298

		861

	Building Products — 0.0% (g)
8	Masco Corp.	181

	Commercial Services & Supplies — 0.5%
5	ADT Corp. (The)	184
2	Cintas Corp.	129
4	Iron Mountain, Inc.	108
5	Pitney Bowes, Inc.	106
6	Republic Services, Inc.	215
2	Stericycle, Inc. (a)	229
10	Tyco International Ltd., (Switzerland)	400
10	Waste Management, Inc.	451

		1,822

	Construction & Engineering — 0.2%
4	Fluor Corp.	288
3	Jacobs Engineering Group, Inc. (a)	178
5	Quanta Services, Inc. (a)	143

		609

	Electrical Equipment — 0.8%
6	AMETEK, Inc.	272
11	Eaton Corp. plc, (Ireland)	780
16	Emerson Electric Co.	1,085
3	Rockwell Automation, Inc.	357
2	Roper Industries, Inc.	292

		2,786

	Industrial Conglomerates — 2.5%
15	3M Co.	1,965
14	Danaher Corp.	1,014
231	General Electric Co.	6,153

		9,132

	Machinery — 1.7%
14	Caterpillar, Inc.	1,220
4	Cummins, Inc.	522
9	Deere & Co.	731
4	Dover Corp.	351

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Machinery — Continued
3	Flowserve Corp.	228
9	Illinois Tool Works, Inc.	743
6	Ingersoll-Rand plc, (Ireland)	438
2	Joy Global, Inc.	136
8	PACCAR, Inc.	460
3	Pall Corp.	212
3	Parker Hannifin Corp.	399
5	Pentair Ltd., (Switzerland)	319
1	Snap-on, Inc.	140
4	Stanley Black & Decker, Inc.	295
4	Xylem, Inc.	145

		6,339

	Professional Services — 0.2%
1	Dun & Bradstreet Corp. (The)	103
3	Equifax, Inc.	185
6	Nielsen Holdings N.V.	251
3	Robert Half International, Inc.	122

		661

	Road & Rail — 0.9%
23	CSX Corp.	630
2	Kansas City Southern	302
7	Norfolk Southern Corp.	620
1	Ryder System, Inc.	83
11	Union Pacific Corp.	1,704

		3,339

	Trading Companies & Distributors — 0.2%
6	Fastenal Co.	288
1	W.W. Grainger, Inc.	362
		650

	Total Industrials	39,502

Information Technology — 17.7%
	Communications Equipment — 1.7%
122	Cisco Systems, Inc.	2,582
2	F5 Networks, Inc. (a)	146
2	Harris Corp.	156
5	JDS Uniphase Corp. (a)	66
11	Juniper Networks, Inc. (a)	233
5	Motorola Solutions, Inc.	353
39	QUALCOMM, Inc.	2,861

		6,397

	Computers & Peripherals — 4.1%
21	Apple, Inc.	11,449
47	EMC Corp.	1,125
44	Hewlett-Packard Co.	1,191
8	NetApp, Inc.	318
5	SanDisk Corp.	349
7	Seagate Technology plc, (Ireland)	361
5	Western Digital Corp.	359

		15,152

	Electronic Equipment, Instruments & Components — 0.5%
4	Amphenol Corp., Class A	307
33	Corning, Inc.	565
3	FLIR Systems, Inc.	96
4	Jabil Circuit, Inc.	85
3	Molex, Inc.	120
9	TE Connectivity Ltd., (Switzerland)	494

		1,667

	Internet Software & Services — 2.5%
4	Akamai Technologies, Inc. (a)	181
26	eBay, Inc. (a)	1,334
6	Google, Inc., Class A (a)	6,718
3	VeriSign, Inc. (a)	174
22	Yahoo!, Inc. (a)	795

		9,202

	IT Services — 3.4%
15	Accenture plc, (Ireland), Class A	1,132
11	Automatic Data Processing, Inc.	876
7	Cognizant Technology Solutions Corp., Class A (a)	641
3	Computer Sciences Corp.	176
7	Fidelity National Information Services, Inc.	336
3	Fiserv, Inc. (a)	324
23	International Business Machines Corp.	4,193
2	MasterCard, Inc., Class A	1,789
7	Paychex, Inc.	322
4	Teradata Corp. (a)	169
4	Total System Services, Inc.	117
12	Visa, Inc., Class A	2,380
13	Western Union Co. (The)	209

		12,664

	Office Electronics — 0.1%
26	Xerox Corp.	299

	Semiconductors & Semiconductor Equipment — 2.0%
7	Altera Corp.	233
7	Analog Devices, Inc.	339
27	Applied Materials, Inc.	472

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Semiconductors & Semiconductor Equipment — Continued
12	Broadcom Corp., Class A	333
2	First Solar, Inc. (a)	94
113	Intel Corp.	2,692
4	KLA-Tencor Corp.	240
4	Lam Research Corp. (a)	189
5	Linear Technology Corp.	225
12	LSI Corp.	100
4	Microchip Technology, Inc.	194
24	Micron Technology, Inc. (a)	497
13	NVIDIA Corp.	204
4	Teradyne, Inc. (a)	74
25	Texas Instruments, Inc.	1,073
6	Xilinx, Inc.	268

		7,227

	Software — 3.4%
11	Adobe Systems, Inc. (a)	601
5	Autodesk, Inc. (a)	229
7	CA, Inc.	245
4	Citrix Systems, Inc. (a)	252
7	Electronic Arts, Inc. (a)	154
7	Intuit, Inc.	500
172	Microsoft Corp.	6,551
81	Oracle Corp.	2,852
4	Red Hat, Inc. (a)	201
12	Salesforce.com, Inc. (a)	647
16	Symantec Corp.	356

		12,588

	Total Information Technology	65,196

Materials — 3.4%
	Chemicals — 2.5%
5	Air Products & Chemicals, Inc.	517
2	Airgas, Inc.	163
1	CF Industries Holdings, Inc.	282
27	Dow Chemical Co. (The)	1,072
21	E.I. du Pont de Nemours & Co.	1,285
3	Eastman Chemical Co.	269
6	Ecolab, Inc.	659
3	FMC Corp.	225
2	International Flavors & Fragrances, Inc.	164
10	LyondellBasell Industries N.V., Class A	784
12	Monsanto Co.	1,369
8	Mosaic Co. (The)	370
3	PPG Industries, Inc.	596
7	Praxair, Inc.	844
2	Sherwin-Williams Co. (The)	362
3	Sigma-Aldrich Corp.	235

		9,196

	Construction Materials — 0.1%
3	Vulcan Materials Co.	166

	Containers & Packaging — 0.2%
2	Avery Dennison Corp.	109
3	Ball Corp.	164
2	Bemis Co., Inc.	91
4	MeadWestvaco Corp.	141
4	Owens-Illinois, Inc. (a)	123
4	Sealed Air Corp.	143

		771

	Metals & Mining — 0.5%
24	Alcoa, Inc.	233
2	Allegheny Technologies, Inc.	81
3	Cliffs Natural Resources, Inc.	87
24	Freeport-McMoRan Copper & Gold, Inc.	816
11	Newmont Mining Corp.	280
7	Nucor Corp.	368
3	United States Steel Corp.	88

		1,953

	Paper & Forest Products — 0.1%
10	International Paper Co.	472

	Total Materials	12,558

Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.2%
120	AT&T, Inc.	4,238
14	CenturyLink, Inc.	418
23	Frontier Communications Corp.	106
65	Verizon Communications, Inc.	3,218
13	Windstream Holdings, Inc.	109

		8,089

	Wireless Telecommunication Services — 0.2%
7	Crown Castle International Corp. (a)	554

	Total Telecommunication Services	8,643

Utilities — 2.9%
	Electric Utilities — 1.6%
11	American Electric Power Co., Inc.	519
16	Duke Energy Corp.	1,119
7	Edison International	341
4	Entergy Corp.	250

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
	Electric Utilities — Continued
19	Exelon Corp.	523
9	FirstEnergy Corp.	309
10	NextEra Energy, Inc.	814
7	Northeast Utilities	293
6	Pepco Holdings, Inc.	108
2	Pinnacle West Capital Corp.	133
14	PPL Corp.	440
20	Southern Co. (The)	805
11	Xcel Energy, Inc.	316

		5,970

	Gas Utilities — 0.1%
3	AGL Resources, Inc.	125
5	ONEOK, Inc.	271

		396

	Independent Power Producers & Energy Traders — 0.1%
14	AES Corp.	203
7	NRG Energy, Inc.	194

		397

	Multi-Utilities — 1.1%
6	Ameren Corp.	197
10	CenterPoint Energy, Inc.	228
6	CMS Energy Corp.	160
7	Consolidated Edison, Inc.	366
13	Dominion Resources, Inc.	852
4	DTE Energy Co.	265
2	Integrys Energy Group, Inc.	97
7	NiSource, Inc.	224
10	PG&E Corp.	407
11	Public Service Enterprise Group, Inc.	375
3	SCANA Corp.	150
5	Sempra Energy	455
5	TECO Energy, Inc.	79
5	Wisconsin Energy Corp.	216

		4,071

	Total Utilities	10,834

	Total Common Stocks (Cost $194,533)	364,115

Exchange Traded Fund — 0.2%
3	SPDR S&P 500 ETF Trust (Cost $396)	555

PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
	U.S. Treasury Obligation — 0.1%
255	U.S. Treasury Bill, 0.045%, 02/06/14 (k) (n) (Cost $255)	255

SHARES
	Investment Company — 0.7%
2,615	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $2,615)	2,615

	Total Short-Term Investments (Cost $2,870)	2,870

	Total Investments — 100.0% (Cost $197,799)	367,540
	Other Assets in Excess of Liabilities — 0.0% (g)	123

	NET ASSETS — 100.0%	$367,663

Percentages indicated are based on net assets.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/13	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	E-mini S&P 500	12/20/13	$2,255	$34

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$171,899
Aggregate gross unrealized depreciation	(2,158)

Net unrealized appreciation/depreciation	$169,741

Federal income tax cost of investments	$197,799

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$367,285	$255	$–	$367,540
Appreciation in Other Financial Instruments
Futures Contracts	$34	$–	$–	$34

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Bill held as collateral for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any level during the period ended November 30, 2013.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 4.7%
126	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 0.966%, 12/27/22 (e)	127
	Ally Auto Receivables Trust,
90	Series 2012-1, Class A3, 0.930%, 02/16/16	91
311	Series 2012-2, Class A3, 0.740%, 04/15/16	311
75	Series 2012-4, Class A2, 0.480%, 05/15/15	75
106	Series 2012-5, Class A2, 0.450%, 07/15/15	106
344	Series 2013-2, Class A3, 0.790%, 01/15/18	344
120	Series 2013-2, Class A4, 1.240%, 11/15/18	120
	American Credit Acceptance Receivables Trust,
19	Series 2012-1, Class A2, 3.040%, 10/15/15 (e)	19
103	Series 2012-2, Class A,1.890%, 07/15/16 (e)	104
43	Series 2012-3, Class A,1.640%, 11/15/16 (e)	43
190	Series 2013-2, Class A,1.320%, 02/15/17 (e)	190
	AmeriCredit Automobile Receivables Trust,
194	Series 2011-5, Class A3, 1.550%, 07/08/16	195
15	Series 2012-1, Class A2, 0.910%, 10/08/15	15
94	Series 2012-1, Class A3, 1.230%, 09/08/16	94
32	Series 2012-4, Class A2, 0.490%, 04/08/16	32
141	Series 2013-1, Class A2, 0.490%, 06/08/16	141
53	Series 2013-1, Class A3, 0.610%, 10/10/17	53
489	Series 2013-4, Class A2, 0.740%, 11/08/16	490
157	Series 2013-5, Class A3, 0.900%, 09/10/18	157
365	Axis Equipment Finance Receivables LLC, Series 2013-1A, Class A, 1.750%, 03/20/17 (e)	365
30	Bank of America Auto Trust, Series 2010-2, Class A4, 1.940%, 06/15/17	29
48	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.536%, 04/25/36	46
	BMW Vehicle Lease Trust,
122	Series 2013-1, Class A2, 0.400%, 01/20/15	122
48	Series 2013-1, Class A3, 0.540%, 09/21/15	48
170	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	170
100	Cabela’s Master Credit Card Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	101
92	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 08/15/17 (e)	92
	Capital Auto Receivables Asset Trust,
247	Series 2013-1, Class A2, 0.620%, 07/20/16	247
250	Series 2013-3, Class A1B, VAR, 0.598%, 11/20/15	250
71	Carfinance Capital Auto Trust, Series 2013-2A, Class A, 1.750%, 11/15/17 (e)	70
	CarMax Auto Owner Trust,
154	Series 2013-4, Class A3, 0.800%, 07/16/18	154
137	Series 2013-4, Class A4, 1.280%, 05/15/19	137
146	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	151
	CNH Equipment Trust,
81	Series 2012-A, Class A3, 0.940%, 05/15/17	81
52	Series 2012-C, Class A2, 0.440%, 02/16/16	52
	Concord Funding Co. LLC,
300	Series 2012-2, Class A, 3.145%, 01/15/17 (e)	300
100	Series 2013-1, Class A, 2.420%, 02/15/15 (e)	98
	CPS Auto Receivables Trust,
45	Series 2011-C, Class A, 4.210%, 03/15/19 (e)	47
40	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	40
244	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	247
204	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	205

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
18	DT Auto Owner Trust, Series 2012-2A, Class A, 0.910%, 11/16/15 (e)	18
139	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/17 (e)	140
175	Fifth Third Auto Trust, Series 2013-1, Class A3, 0.880%, 10/16/17	176
	First Investors Auto Owner Trust,
59	Series 2012-2A, Class A2, 1.470%, 05/15/18 (e)	59
78	Series 2013-1A, Class A2, 0.900%, 10/15/18 (e)	78
341	Flagship Credit Auto Trust, Series 2013-2, Class A, 1.940%, 01/15/19 (e)	341
	Ford Credit Auto Lease Trust,
235	Series 2013-B, Class A3, 0.760%, 09/15/16	235
100	Series 2013-B, Class A4, 0.960%, 10/15/16	100
	Ford Credit Auto Owner Trust,
121	Series 2012-A, Class A3, 0.840%, 08/15/16	121
41	Series 2012-D, Class A2, 0.400%, 09/15/15	41
100	Series 2012-D, Class A3, 0.510%, 04/15/17	100
140	Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2, VAR, 0.548%, 01/15/18	140
71	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	70
	GE Equipment Midticket LLC,
200	Series 2012-1, Class A3, 0.600%, 05/23/16	200
60	Series 2012-1, Class A4, 0.780%, 09/22/20	60
31	GE Equipment Transportation LLC, Series 2012-2, Class A2, 0.470%, 04/24/15	31
306	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	306
	HLSS Servicer Advance Receivables Backed Notes,
244	Series 2012-T2, Class A2, 1.990%, 10/15/45 (e)	245
193	Series 2013-T1, Class A1, 0.898%, 01/15/44 (e)	193
165	Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	165
357	Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	357
	Honda Auto Receivables Owner Trust,
98	Series 2012-1, Class A3, 0.770%, 01/15/16	98
56	Series 2012-1, Class A4, 0.970%, 04/16/18	56
91	Series 2013-1, Class A2, 0.350%, 06/22/15	91
382	Series 2013-4, Class A3, 0.690%, 09/18/17	383
140	Series 2013-4, Class A4, 1.040%, 02/18/20	140
	HSBC Home Equity Loan Trust USA,
43	Series 2006-1, Class A1, VAR, 0.328%, 01/20/36	42
49	Series 2007-3, Class APT, VAR, 1.368%, 11/20/36	48
	Huntington Auto Trust,
71	Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	71
100	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	101
101	Series 2012-1, Class A3, 0.810%, 09/15/16	101
93	Series 2012-2, Class A2, 0.380%, 09/15/15	93
	Hyundai Auto Receivables Trust,
2	Series 2010-B, Class A3, 0.970%, 04/15/15	2
64	Series 2012-A, Class A3, 0.720%, 03/15/16	64
18	Series 2012-B, Class A2, 0.540%, 01/15/15	19
119	Series 2012-B, Class A3, 0.620%, 09/15/16	119
31	John Deere Owner Trust, Series 2012-B, Class A2, 0.430%, 02/17/15	31
3	LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A, 2.550%, 09/15/16 (e) (i)	2
146	Macquarie Equipment Funding Trust, Series 2012-A, Class A2, 0.610%, 04/20/15 (e)	146
28	Mercedes-Benz Auto Receivables Trust, Series 2012-1, Class A2, 0.370%, 03/16/15	28
325	MMCA Auto Owner Trust, Series 2012-A, Class A4, 1.570%, 08/15/17 (e)	327
135	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	134

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — Continued
200	Nationstar Mortgage Advance Receivable Trust, Series 2013-T2A, Class A2, 1.679%, 06/20/46 (e)	200
202	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	202
	Nissan Auto Lease Trust,
62	Series 2012-B, Class A2A, 0.450%, 06/15/15	62
122	Series 2013-B, Class A3, 0.750%, 06/15/16	122
	Nissan Auto Receivables Owner Trust,
47	Series 2010-A, Class A4, 1.310%, 09/15/16	47
117	Series 2012-A, Class A4, 1.000%, 07/16/18	118
150	Series 2013-A, Class A2, 0.370%, 09/15/15	151
498	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	498
328	NYMT Residential LLC, Series 2013-RP3A, SUB, 4.850%, 09/25/18 (i)	328
219	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.104%, 10/25/34	218
137	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.466%, 03/25/36	129
128	Residential Credit Solutions Trust, Series 2011-1, Class A1, 6.000%, 03/25/41 (e) (i)	130
219	Resort Finance Timeshare Receivables Trust, Series 2012-2, 5.750%, 09/05/18 (i)	219
	Santander Drive Auto Receivables Trust,
100	Series 2010-A, Class A4, 2.390%, 06/15/17 (e)	101
70	Series 2011-1, Class B, 2.350%, 11/16/15	71
11	Series 2011-S2A, Class B, 2.060%, 06/15/17 (e)	11
1	Series 2012-1, Class A2, 1.250%, 04/15/15	1
4	Series 2012-2, Class A2, 0.910%, 05/15/15	4
53	Series 2012-2, Class A3, 1.220%, 12/15/15	53
16	Series 2012-5, Class A2, 0.570%, 12/15/15	16
60	Series 2012-5, Class A3, 0.830%, 12/15/16	60
56	Series 2012-6, Class A3, 0.620%, 07/15/16	56
42	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.689%, 01/25/36	27
	SNAAC Auto Receivables Trust,
11	Series 2012-1A, Class A, 1.780%, 06/15/16 (e)	11
44	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	44
950	Springleaf Funding Trust, Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	949
	Stanwich Mortgage Loan Co. LLC,
99	Series 2012-NPL4, Class A, 2.981%, 09/15/42 (e)	100
141	Series 2012-NPL5, Class A, 2.981%, 10/18/42 (e)	141
319	Stanwich Mortgage Loan Trust, Series 2013-NPL1, Class A, 2.981%, 02/16/43 (e)	323
321	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.568%, 10/15/15 (e)	326
11	USAA Auto Owner Trust, Series 2012-1, Class A2, 0.380%, 06/15/15	11
438	Vericrest Opportunity Loan Transferee, Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	436
183	Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Class A3, 0.850%, 08/22/16	184
452	Volt NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	451
142	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	145
	World Omni Auto Receivables Trust,
38	Series 2012-A, Class A2, 0.520%, 06/15/15	38
102	Series 2012-A, Class A3, 0.640%, 02/15/17	102
72	Series 2012-B, Class A2, 0.430%, 11/16/15	72
407	Series 2013-B, Class A3, 0.830%, 08/15/18	408
127	Series 2013-B, Class A4, 1.320%, 01/15/20	127

	Total Asset-Backed Securities (Cost $17,660)	17,723

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — 21.3%
		Agency CMO — 17.1%
55		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	61
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 11, Class D, 9.500%, 07/15/19	3
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	—	(h)
2		Series 46, Class B, 7.800%, 09/15/20	2
1		Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
2		Series 99, Class Z, 9.500%, 01/15/21	2
12		Series 114, Class H, 6.950%, 01/15/21	13
1		Series 1079, Class S, HB, IF, 33.430%, 05/15/21	1
1		Series 1084, Class F, VAR, 1.118%, 05/15/21	1
–	(h)	Series 1084, Class S, HB, IF, 44.470%, 05/15/21	1
9		Series 1144, Class KB, 8.500%, 09/15/21	10
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,179.202%, 01/15/22	1
7		Series 1206, Class IA, 7.000%, 03/15/22	8
5		Series 1250, Class J, 7.000%, 05/15/22	6
18		Series 1343, Class LA, 8.000%, 08/15/22	21
74		Series 1466, Class PZ, 7.500%, 02/15/23	84
1		Series 1470, Class F, VAR, 1.957%, 02/15/23	1
27		Series 1491, Class I, 7.500%, 04/15/23	31
28		Series 1518, Class G, IF, 8.849%, 05/15/23	33
24		Series 1541, Class O, VAR, 1.870%, 07/15/23	25
3		Series 1602, Class SA, HB, IF, 22.205%, 10/15/23	5
85		Series 1608, Class L, 6.500%, 09/15/23	94
30		Series 1609, Class LG, IF, 16.970%, 11/15/23	34
4		Series 1671, Class L, 7.000%, 02/15/24	4
15		Series 1700, Class GA, PO, 02/15/24	15
153		Series 1706, Class K, 7.000%, 03/15/24	174
509		Series 1720, Class PL, 7.500%, 04/15/24	590
13		Series 1745, Class D, 7.500%, 08/15/24	15
30		Series 1798, Class F, 5.000%, 05/15/23	33
2		Series 1807, Class G, 9.000%, 10/15/20	2
148		Series 1927, Class PH, 7.500%, 01/15/27	172
62		Series 1981, Class Z, 6.000%, 05/15/27	70
19		Series 1987, Class PE, 7.500%, 09/15/27	21
9		Series 2033, Class SN, HB, IF, 27.133%, 03/15/24	6
25		Series 2038, Class PN, IO, 7.000%, 03/15/28	6
123		Series 2040, Class PE, 7.500%, 03/15/28	142
25		Series 2056, Class TD, 6.500%, 05/15/18	27
143		Series 2063, Class PG, 6.500%, 06/15/28	161
22		Series 2064, Class TE, 7.000%, 06/15/28	26
101		Series 2075, Class PH, 6.500%, 08/15/28	115
98		Series 2075, Class PM, 6.250%, 08/15/28	100
30		Series 2089, Class PJ, IO, 7.000%, 10/15/28	6
–	(h)	Series 2102, Class TC, 6.000%, 12/15/13	—	(h)
1		Series 2115, Class PE, 6.000%, 01/15/14	1
62		Series 2125, Class JZ, 6.000%, 02/15/29	68
13		Series 2163, Class PC, IO, 7.500%, 06/15/29	3
292		Series 2169, Class TB, 7.000%, 06/15/29	339
85		Series 2172, Class QC, 7.000%, 07/15/29	97
1		Series 2196, Class TL, 7.500%, 11/15/29	1
45		Series 2201, Class C, 8.000%, 11/15/29	53
107		Series 2210, Class Z, 8.000%, 01/15/30	125
43		Series 2224, Class CB, 8.000%, 03/15/30	51
55		Series 2256, Class MC, 7.250%, 09/15/30	64
72		Series 2259, Class ZM, 7.000%, 10/15/30	84
66		Series 2271, Class PC, 7.250%, 12/15/30	77
70		Series 2283, Class K, 6.500%, 12/15/23	78
28		Series 2296, Class PD, 7.000%, 03/15/31	33
16		Series 2306, Class K, PO, 05/15/24	15
39		Series 2306, Class SE, IF, IO, 7.940%, 05/15/24	7
31		Series 2333, Class HC, 6.000%, 07/15/31	30
17		Series 2344, Class QG, 6.000%, 08/15/16	18

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
594	Series 2344, Class ZD, 6.500%, 08/15/31	644
75	Series 2344, Class ZJ, 6.500%, 08/15/31	84
55	Series 2345, Class NE, 6.500%, 08/15/31	62
32	Series 2345, Class PQ, 6.500%, 08/15/16	34
40	Series 2347, Class VP, 6.500%, 03/15/20	40
73	Series 2351, Class PZ, 6.500%, 08/15/31	83
24	Series 2355, Class BP, 6.000%, 09/15/16	25
24	Series 2360, Class PG, 6.000%, 09/15/16	26
21	Series 2366, Class MD, 6.000%, 10/15/16	22
33	Series 2391, Class QR, 5.500%, 12/15/16	35
51	Series 2410, Class NG, 6.500%, 02/15/32	56
79	Series 2410, Class OE, 6.375%, 02/15/32	86
32	Series 2410, Class QX, IF, IO, 8.482%, 02/15/32	8
123	Series 2412, Class SP, IF, 15.765%, 02/15/32	170
36	Series 2423, Class MC, 7.000%, 03/15/32	41
77	Series 2423, Class MT, 7.000%, 03/15/32	89
243	Series 2435, Class CJ, 6.500%, 04/15/32	268
89	Series 2441, Class GF, 6.500%, 04/15/32	101
84	Series 2444, Class ES, IF, IO, 7.782%, 03/15/32	16
105	Series 2450, Class GZ, 7.000%, 05/15/32	121
34	Series 2450, Class SW, IF, IO, 7.832%, 03/15/32	7
141	Series 2455, Class GK, 6.500%, 05/15/32	160
185	Series 2466, Class DH, 6.500%, 06/15/32	210
20	Series 2466, Class PG, 6.500%, 04/15/32	20
96	Series 2474, Class NR, 6.500%, 07/15/32	109
180	Series 2484, Class LZ, 6.500%, 07/15/32	203
222	Series 2500, Class MC, 6.000%, 09/15/32	246
321	Series 2512, Class PG, 5.500%, 10/15/22	356
60	Series 2535, Class BK, 5.500%, 12/15/22	67
103	Series 2537, Class TE, 5.500%, 12/15/17	110
388	Series 2543, Class YX, 6.000%, 12/15/32	435
496	Series 2568, Class KG, 5.500%, 02/15/23	545
654	Series 2575, Class ME, 6.000%, 02/15/33	734
52	Series 2586, Class WI, IO, 6.500%, 03/15/33	11
151	Series 2617, Class GR, 4.500%, 05/15/18	159
106	Series 2622, Class PE, 4.500%, 05/15/18	112
66	Series 2631, Class LC, 4.500%, 06/15/18	69
102	Series 2651, Class VZ, 4.500%, 07/15/18	107
53	Series 2672, Class ME, 5.000%, 11/15/22	54
214	Series 2675, Class CK, 4.000%, 09/15/18	226
261	Series 2684, Class PO, PO, 01/15/33	259
124	Series 2744, Class TU, 5.500%, 05/15/32	131
4	Series 2755, Class SA, IF, 13.865%, 05/15/30	4
94	Series 2777, Class KO, PO, 02/15/33	93
655	Series 2907, Class VC, 4.500%, 05/15/34	672
141	Series 2934, Class EC, PO, 02/15/20	141
153	Series 2990, Class SL, HB, IF, 23.878%, 06/15/34	227
1,231	Series 2990, Class U2, 5.750%, 06/15/35	1,351
395	Series 2999, Class ND, 4.500%, 07/15/20	422
83	Series 3068, Class AO, PO, 01/15/35	81
188	Series 3117, Class EO, PO, 02/15/36	173
20	Series 3117, Class OK, PO, 02/15/36	19
310	Series 3122, Class OH, PO, 03/15/36	298
278	Series 3137, Class XP, 6.000%, 04/15/36	311
6	Series 3149, Class SO, PO, 05/15/36	5
377	Series 3152, Class MO, PO, 03/15/36	354
168	Series 3171, Class MO, PO, 06/15/36	155
84	Series 3179, Class OA, PO, 07/15/36	77
596	Series 3202, Class HI, IF, IO, 6.482%, 08/15/36	109
105	Series 3232, Class ST, IF, IO, 6.532%, 10/15/36	17
126	Series 3253, Class PO, PO, 12/15/21	122
70	Series 3316, Class JO, PO, 05/15/37	66

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
321		Series 3481, Class SJ, IF, IO, 5.682%, 08/15/38	48
154		Series 3607, Class AO, PO, 04/15/36	144
70		Series 3607, Class EO, PO, 02/15/33	70
93		Series 3611, Class PO, PO, 07/15/34	86
578		Series 3666, Class VA, 5.500%, 12/15/22	592
708		Series 3680, Class MA, 4.500%, 07/15/39	774
380		Series 3804, Class FN, VAR, 0.618%, 03/15/39	379
939		Series 3819, Class ZQ, 6.000%, 04/15/36	1,043
369		Series 3997, Class PF, VAR, 0.618%, 11/15/39	368
984		Series 4219, Class JA, 3.500%, 08/15/39	1,015
		Federal Home Loan Mortgage Corp. STRIPS,
58		Series 243, Class 16, IO, 4.500%, 11/15/20	4
935		Series 262, Class 35, 3.500%, 07/15/42	950
933		Series 267, Class F5, VAR, 0.668%, 08/15/42	933
950		Series 274, Class F1, VAR, 0.668%, 08/15/42	950
936		Series 279, Class F6, VAR, 0.618%, 09/15/42	930
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
46		Series T-41, Class 3A, VAR, 6.380%, 07/25/32	53
37		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	43
375		Series T-54, Class 2A, 6.500%, 02/25/43	446
130		Series T-54, Class 3A, 7.000%, 02/25/43	151
971		Series T-56, Class A5, 5.231%, 05/25/43	1,060
33		Series T-58, Class APO, PO, 09/25/43	27
267		Series T-76, Class 2A, VAR, 3.287%, 10/25/37	267
		Federal National Mortgage Association - ACES,
500		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	554
794		Series 2012-M11, Class FA, VAR, 0.702%, 08/25/19	799
1,000		Series 2012-M9, Class A2, 2.482%, 04/25/22	950
111		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	129
		Federal National Mortgage Association REMIC,
2		Series 1988-7, Class Z, 9.250%, 04/25/18	2
7		Series 1989-70, Class G, 8.000%, 10/25/19	7
3		Series 1989-78, Class H, 9.400%, 11/25/19	3
3		Series 1989-83, Class H, 8.500%, 11/25/19	3
2		Series 1989-89, Class H, 9.000%, 11/25/19	2
1		Series 1990-1, Class D, 8.800%, 01/25/20	1
1		Series 1990-7, Class B, 8.500%, 01/25/20	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-63, Class H, 9.500%, 06/25/20	2
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
9		Series 1990-102, Class J, 6.500%, 08/25/20	10
3		Series 1990-120, Class H, 9.000%, 10/25/20	3
1		Series 1990-134, Class SC, HB, IF, 21.351%, 11/25/20	1
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	—	(h)
3		Series 1991-42, Class S, IF, 17.385%, 05/25/21	4
49		Series 1992-107, Class SB, HB, IF, 29.576%, 06/25/22	86
3		Series 1992-143, Class MA, 5.500%, 09/25/22	4
27		Series 1993-25, Class J, 7.500%, 03/25/23	31
158		Series 1993-37, Class PX, 7.000%, 03/25/23	179

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
57		Series 1993-54, Class Z, 7.000%, 04/25/23	65
12		Series 1993-62, Class SA, IF, 18.300%, 04/25/23	18
15		Series 1993-122, Class M, 6.500%, 07/25/23	16
6		Series 1993-165, Class SD, IF, 12.826%, 09/25/23	8
25		Series 1993-178, Class PK, 6.500%, 09/25/23	28
414		Series 1993-183, Class KA, 6.500%, 10/25/23	460
181		Series 1993-189, Class PL, 6.500%, 10/25/23	206
–	(h)	Series 1993-225, Class SG, HB, IF, 26.819%, 12/25/13	—	(h)
40		Series 1993-247, Class SA, HB, IF, 26.773%, 12/25/23	71
46		Series 1993-250, Class Z, 7.000%, 12/25/23	48
3		Series 1994-9, Class E, PO, 11/25/23	2
105		Series 1996-14, Class SE, IF, IO, 8.200%, 08/25/23	18
4		Series 1996-27, Class FC, VAR, 0.666%, 03/25/17	4
12		Series 1996-59, Class J, 6.500%, 08/25/22	13
58		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
54		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	2
27		Series 1997-27, Class J, 7.500%, 04/18/27	30
31		Series 1997-29, Class J, 7.500%, 04/20/27	37
66		Series 1997-39, Class PD, 7.500%, 05/20/27	78
21		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	4
2		Series 1998-4, Class C, PO, 04/25/23	2
23		Series 1998-36, Class ZB, 6.000%, 07/18/28	26
243		Series 1998-43, Class EA, PO, 04/25/23	237
138		Series 2000-2, Class ZE, 7.500%, 02/25/30	161
50		Series 2001-4, Class PC, 7.000%, 03/25/21	55
–	(h)	Series 2001-5, Class OW, 6.000%, 03/25/16	—	(h)
95		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	20
116		Series 2001-36, Class DE, 7.000%, 08/25/31	135
26		Series 2001-44, Class PD, 7.000%, 09/25/31	30
192		Series 2001-48, Class Z, 6.500%, 09/25/21	215
25		Series 2001-49, Class Z, 6.500%, 09/25/31	28
50		Series 2001-71, Class MB, 6.000%, 12/25/16	53
60		Series 2001-71, Class QE, 6.000%, 12/25/16	63
365		Series 2001-74, Class MB, 6.000%, 12/25/16	385
19		Series 2001-81, Class LO, PO, 01/25/32	18
56		Series 2002-1, Class HC, 6.500%, 02/25/22	63
25		Series 2002-1, Class SA, HB, IF, 24.648%, 02/25/32	44
30		Series 2002-2, Class UC, 6.000%, 02/25/17	31
57		Series 2002-3, Class OG, 6.000%, 02/25/17	60
69		Series 2002-21, Class PE, 6.500%, 04/25/32	76
109		Series 2002-24, Class AJ, 6.000%, 04/25/17	115
70		Series 2002-28, Class PK, 6.500%, 05/25/32	80
76		Series 2002-37, Class Z, 6.500%, 06/25/32	86
150		Series 2002-94, Class BK, 5.500%, 01/25/18	159
202		Series 2003-22, Class UD, 4.000%, 04/25/33	214
162		Series 2003-34, Class GB, 6.000%, 03/25/33	183
304		Series 2003-34, Class GE, 6.000%, 05/25/33	345
16		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	3
285		Series 2003-47, Class PE, 5.750%, 06/25/33	315
37		Series 2003-52, Class SX, HB, IF, 22.452%, 10/25/31	64
35		Series 2003-64, Class SX, IF, 13.330%, 07/25/33	42

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
133		Series 2003-71, Class DS, IF, 7.243%, 08/25/33	136
141		Series 2003-80, Class SY, IF, IO, 7.484%, 06/25/23	13
133		Series 2003-83, Class PG, 5.000%, 06/25/23	142
28		Series 2003-91, Class SD, IF, 12.223%, 09/25/33	35
243		Series 2003-116, Class SB, IF, IO, 7.434%, 11/25/33	48
–	(h)	Series 2003-128, Class KE, 4.500%, 01/25/14	—	(h)
282		Series 2003-128, Class NG, 4.000%, 01/25/19	298
32		Series 2003-130, Class SX, IF, 11.271%, 01/25/34	39
683		Series 2004-21, Class AE, 4.000%, 04/25/19	721
293		Series 2004-25, Class PC, 5.500%, 01/25/34	314
174		Series 2004-25, Class SA, IF, 19.069%, 04/25/34	243
195		Series 2004-36, Class PC, 5.500%, 02/25/34	210
156		Series 2004-36, Class SA, IF, 19.069%, 05/25/34	216
104		Series 2004-46, Class SK, IF, 16.044%, 05/25/34	135
838		Series 2004-50, Class VZ, 5.500%, 07/25/34	920
84		Series 2004-61, Class SH, HB, IF, 23.324%, 11/25/32	137
78		Series 2004-74, Class SW, IF, 15.165%, 11/25/31	110
124		Series 2004-76, Class CL, 4.000%, 10/25/19	131
149		Series 2005-45, Class DC, HB, IF, 23.701%, 06/25/35	229
46		Series 2005-52, Class PA, 6.500%, 06/25/35	50
123		Series 2005-56, Class S, IF, IO, 6.544%, 07/25/35	25
233		Series 2005-56, Class TP, IF, 17.652%, 08/25/33	307
746		Series 2005-68, Class PG, 5.500%, 08/25/35	824
293		Series 2005-73, Class PS, IF, 16.285%, 08/25/35	383
135		Series 2005-74, Class CS, IF, 19.564%, 05/25/35	189
262		Series 2005-106, Class US, HB, IF, 23.958%, 11/25/35	415
892		Series 2005-121, Class DX, 5.500%, 01/25/26	992
302		Series 2006-27, Class OH, PO, 04/25/36	293
87		Series 2006-44, Class P, PO, 12/25/33	80
540		Series 2006-56, Class FC, VAR, 0.456%, 07/25/36	539
157		Series 2006-59, Class QO, PO, 01/25/33	156
91		Series 2006-65, Class QO, PO, 07/25/36	85
136		Series 2006-72, Class GO, PO, 08/25/36	125
292		Series 2006-77, Class PC, 6.500%, 08/25/36	331
111		Series 2006-79, Class DO, PO, 08/25/36	103
199		Series 2006-110, Class PO, PO, 11/25/36	184
425		Series 2006-124, Class HB, VAR, 5.968%, 11/25/36	440
159		Series 2007-14, Class ES, IF, IO, 6.274%, 03/25/37	22
112		Series 2007-79, Class SB, HB, IF, 23.408%, 08/25/37	171
500		Series 2007-81, Class GE, 6.000%, 08/25/37	560
292		Series 2007-88, Class VI, IF, IO, 6.374%, 09/25/37	43
741		Series 2007-91, Class ES, IF, IO, 6.294%, 10/25/37	112
163		Series 2007-106, Class A7, VAR, 6.007%, 10/25/37	182
166		Series 2007-116, Class HI, IO, VAR, 1.555%, 01/25/38	11
96		Series 2008-10, Class XI, IF, IO, 6.064%, 03/25/38	14
75		Series 2008-16, Class IS, IF, IO, 6.034%, 03/25/38	12
124		Series 2008-28, Class QS, HB, IF, 20.202%, 04/25/38	167
139		Series 2008-46, Class HI, IO, VAR, 1.765%, 06/25/38	11
159		Series 2009-69, Class PO, PO, 09/25/39	149
758		Series 2009-71, Class BC, 4.500%, 09/25/24	824
277		Series 2009-103, Class MB, VAR, 2.666%, 12/25/39	286
520		Series 2010-71, Class HJ, 5.500%, 07/25/40	580
966		Series 2010-133, Class A, 5.500%, 05/25/38	1,044

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Agency CMO — Continued
1,000		Series 2011-44, Class EB, 3.000%, 05/25/26	990
641		Series 2011-118, Class MT, 7.000%, 11/25/41	748
624		Series 2011-118, Class NT, 7.000%, 11/25/41	726
802		Series 2011-149, Class EF, VAR, 0.666%, 07/25/41	807
379		Series 2012-47, Class HF, VAR, 0.566%, 05/25/27	379
470		Series 2012-108, Class F, VAR, 0.666%, 10/25/42	469
953		Series 2012-112, Class FD, VAR, 0.666%, 10/25/42	952
495		Series 2013-101, Class DO, PO, 10/25/43	363
3		Series G-14, Class L, 8.500%, 06/25/21	3
13		Series G-18, Class Z, 8.750%, 06/25/21	15
2		Series G-22, Class G, 6.000%, 12/25/16	2
11		Series G-35, Class M, 8.750%, 10/25/21	12
43		Series G92-35, Class E, 7.500%, 07/25/22	48
3		Series G92-42, Class Z, 7.000%, 07/25/22	3
33		Series G92-44, Class ZQ, 8.000%, 07/25/22	36
40		Series G92-54, Class ZQ, 7.500%, 09/25/22	45
10		Series G93-5, Class Z, 6.500%, 02/25/23	11
13		Series G95-1, Class C, 8.800%, 01/25/25	16
		Federal National Mortgage Association REMIC Trust,
170		Series 2003-W1, Class 1A1, VAR, 5.970%, 12/25/42	194
44		Series 2003-W4, Class 2A, VAR, 6.412%, 10/25/42	46
51		Series 2007-W7, Class 1A4, HB, IF, 38.184%, 07/25/37	94
		Federal National Mortgage Association STRIPS,
–	(h)	Series 50, Class 2, IO, 10.500%, 03/01/19	—	(h)
3		Series 218, Class 2, IO, 7.500%, 04/01/23	1
107		Series 300, Class 1, PO, 09/01/24	104
19		Series 329, Class 1, PO, 01/01/33	17
		Federal National Mortgage Association Trust,
100		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	117
302		Series 2005-W3, Class 2AF, VAR, 0.386%, 03/25/45	302
		Government National Mortgage Association,
217		Series 1994-7, Class PQ, 6.500%, 10/16/24	253
14		Series 1995-7, Class CQ, 7.500%, 09/16/25	16
22		Series 1998-26, Class K, 7.500%, 09/17/25	26
312		Series 1999-10, Class ZC, 6.500%, 04/20/29	356
23		Series 1999-30, Class S, IF, IO, 8.432%, 08/16/29	5
34		Series 1999-41, Class Z, 8.000%, 11/16/29	41
30		Series 1999-44, Class PC, 7.500%, 12/20/29	36
14		Series 2000-9, Class Z, 8.000%, 06/20/30	17
290		Series 2000-9, Class ZJ, 8.500%, 02/16/30	353
29		Series 2000-16, Class ZN, 7.500%, 02/16/30	30
81		Series 2001-7, Class PK, 6.500%, 03/20/31	92
5		Series 2001-32, Class WA, IF, 19.705%, 07/20/31	8
190		Series 2001-64, Class MQ, 6.500%, 12/20/31	222
31		Series 2002-7, Class PG, 6.500%, 01/20/32	36
41		Series 2002-31, Class S, IF, IO, 8.533%, 01/16/31	11
118		Series 2002-40, Class UK, 6.500%, 06/20/32	136
111		Series 2002-47, Class PG, 6.500%, 07/16/32	129
144		Series 2002-47, Class PY, 6.000%, 07/20/32	164
138		Series 2002-47, Class ZA, 6.500%, 07/20/32	160
12		Series 2002-51, Class SG, HB, IF, 31.772%, 04/20/31	25
23		Series 2003-24, Class PO, PO, 03/16/33	21

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
304	Series 2003-40, Class TJ, 6.500%, 03/20/33	356
119	Series 2003-52, Class AP, PO, 06/16/33	110
28	Series 2004-28, Class S, IF, 19.202%, 04/16/34	39
14	Series 2004-68, Class PO, PO, 05/20/31	14
77	Series 2004-71, Class SB, HB, IF, 28.639%, 09/20/34	135
49	Series 2004-73, Class AE, IF, 14.510%, 08/17/34	62
412	Series 2004-90, Class SI, IF, IO, 5.932%, 10/20/34	63
130	Series 2005-68, Class DP, IF, 16.030%, 06/17/35	176
816	Series 2005-68, Class KI, IF, IO, 6.132%, 09/20/35	119
97	Series 2006-59, Class SD, IF, IO, 6.532%, 10/20/36	17
319	Series 2007-17, Class JI, IF, IO, 6.643%, 04/16/37	59
398	Series 2007-27, Class SA, IF, IO, 6.032%, 05/20/37	59
638	Series 2007-40, Class SB, IF, IO, 6.582%, 07/20/37	115
381	Series 2007-45, Class QA, IF, IO, 6.472%, 07/20/37	67
399	Series 2007-50, Class AI, IF, IO, 6.607%, 08/20/37	73
92	Series 2007-53, Class ES, IF, IO, 6.382%, 09/20/37	16
100	Series 2007-53, Class SW, IF, 19.701%, 09/20/37	136
218	Series 2007-57, Class QA, IF, IO, 6.332%, 10/20/37	37
129	Series 2007-71, Class SB, IF, IO, 6.532%, 07/20/36	15
209	Series 2007-72, Class US, IF, IO, 6.382%, 11/20/37	36
208	Series 2007-76, Class SA, IF, IO, 6.362%, 11/20/37	35
59	Series 2008-25, Class SB, IF, IO, 6.732%, 03/20/38	9
118	Series 2008-33, Class XS, IF, IO, 7.532%, 04/16/38	19
305	Series 2008-40, Class SA, IF, IO, 6.233%, 05/16/38	54
500	Series 2008-50, Class KB, 6.000%, 06/20/38	564
291	Series 2008-55, Class SA, IF, IO, 6.032%, 06/20/38	40
282	Series 2008-93, Class AS, IF, IO, 5.532%, 12/20/38	42
118	Series 2009-6, Class SA, IF, IO, 5.933%, 02/16/39	17
126	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	27
449	Series 2009-22, Class SA, IF, IO, 6.102%, 04/20/39	60
412	Series 2009-31, Class ST, IF, IO, 6.182%, 03/20/39	55
412	Series 2009-31, Class TS, IF, IO, 6.132%, 03/20/39	54
307	Series 2009-79, Class OK, PO, 11/16/37	279
623	Series 2009-106, Class ST, IF, IO, 5.832%, 02/20/38	79
179	Series 2010-14, Class AO, PO, 12/20/32	175
202	Series 2010-130, Class CP, 7.000%, 10/16/40	238
677	Series 2011-137, Class WA, VAR, 5.523%, 07/20/40	745
495	Series 2012-H21, Class DF, VAR, 0.826%, 05/20/61	496
461	Series 2012-H24, Class FA, VAR, 0.626%, 03/20/60	462
490	Series 2012-H26, Class MA, VAR, 0.726%, 07/20/62	489
926	Series 2013-91, Class WA, VAR, 4.519%, 04/20/43	1,012
446	Series 2013-H03, Class FA, VAR, 0.476%, 08/20/60	445
498	Series 2013-H07, Class JA, 1.750%, 03/20/63	490
141	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	143
	Vendee Mortgage Trust,
619	Series 1993-1, Class ZB, 7.250%, 02/15/23	724
268	Series 1994-1, Class 1, VAR, 5.616%, 02/15/24	298
381	Series 1996-1, Class 1Z, 6.750%, 02/15/26	432
130	Series 1996-2, Class 1Z, 6.750%, 06/15/26	152
512	Series 1997-1, Class 2Z, 7.500%, 02/15/27	588

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
127	Series 1998-1, Class 2E, 7.000%, 03/15/28	147

		64,328

	Non-Agency CMO — 4.2%
	Alternative Loan Trust,
144	Series 2002-8, Class A4, 6.500%, 07/25/32	148
1,758	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,735
70	Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	71
385	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	351
400	American General Mortgage Loan Trust, Series 2009-1, Class A7, VAR, 5.750%, 09/25/48 (e)	406
	ASG Resecuritization Trust,
134	Series 2009-1, Class A60, VAR, 2.194%, 06/26/37 (e)	132
79	Series 2009-2, Class A55, VAR, 4.934%, 05/24/36 (e)	81
354	Series 2009-3, Class A65, VAR, 2.287%, 03/26/37 (e)	354
	Banc of America Alternative Loan Trust,
102	Series 2003-7, Class 2A4, 5.000%, 09/25/18	103
58	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	59
40	Series 2003-11, Class PO, PO, 01/25/34	30
37	Banc of America Funding Trust, Series 2004-1, Class PO, PO, 03/25/34	33
	Banc of America Mortgage Trust,
20	Series 2003-8, Class APO, PO, 11/25/33	17
25	Series 2004-1, Class APO, PO, 02/25/34	23
97	Series 2004-3, Class 1A26, 5.500%, 04/25/34	99
28	Series 2004-6, Class APO, PO, 07/25/34	25
	BCAP LLC Trust,
380	Series 2010-RR7, Class 2A1, VAR, 2.280%, 07/26/45 (e)	368
370	Series 2011-RR10, Class 2A1, VAR, 1.022%, 09/26/37 (e)	334
57	Series 2011-RR5, Class 14A3, VAR, 2.667%, 07/26/36 (e)	57
273	Series 2012-RR2, Class 1A1, VAR, 0.336%, 08/26/36 (e)	264
124	Bear Stearns ARM Trust, Series 2005-5, Class A1, VAR, 2.210%, 08/25/35	125
	CHL Mortgage Pass-Through Trust,
154	Series 2003-26, Class 1A6, 3.500%, 08/25/33	153
18	Series 2003-J13, Class PO, PO, 01/25/34	17
33	Series 2003-J7, Class 4A3, IF, 9.558%, 08/25/18	34
96	Series 2004-5, Class 1A4, 5.500%, 06/25/34	100
36	Series 2004-HYB3, Class 2A, VAR, 2.567%, 06/20/34	33
339	Series 2005-22, Class 2A1, VAR, 2.588%, 11/25/35	277
	Citigroup Mortgage Loan Trust,
170	Series 2008-AR4, Class 1A1A, VAR, 2.782%, 11/25/38 (e)	172
588	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	593
323	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	332
	Citigroup Mortgage Loan Trust, Inc.,
32	Series 2003-UP3, Class A3, 7.000%, 09/25/33	33
33	Series 2003-UST1, Class A1, 5.500%, 12/25/18	35
4	Series 2003-UST1, Class PO1, PO, 12/25/18	4
5	Series 2003-UST1, Class PO3, PO, 12/25/18	5
64	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	65
	CSMC,
804	Series 2010-11R, Class A6, VAR, 1.179%, 06/28/47 (e)	768
305	Series 2011-7R, Class A1, VAR, 1.414%, 08/28/47 (e)	304
204	Series 2011-9R, Class A1, VAR, 2.164%, 03/27/46 (e)	204
124	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	126
180	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 1A1, VAR, 5.332%, 06/25/20	184
22	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	21
132	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	132

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
		Non-Agency CMO — Continued
		First Horizon Mortgage Pass-Through Trust,
163		Series 2004-AR7, Class 2A2, VAR, 2.560%, 02/25/35	163
181		Series 2005-AR1, Class 2A2, VAR, 2.654%, 04/25/35	181
359		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	346
54		Impac Secured Assets CMN Owner Trust, Series 2002-2, Class APO, PO, 04/25/33	33
277		IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	—	(h)
		JP Morgan Mortgage Trust,
81		Series 2006-A2, Class 4A1, VAR, 2.734%, 08/25/34	81
284		Series 2006-A2, Class 5A3, VAR, 2.551%, 11/25/33	286
		MASTR Adjustable Rate Mortgages Trust,
48		Series 2004-3, Class 4A2, VAR, 2.356%, 04/25/34	47
237		Series 2004-13, Class 2A1, VAR, 2.644%, 04/21/34	243
		MASTR Alternative Loan Trust,
173		Series 2003-9, Class 8A1, 6.000%, 01/25/34	177
444		Series 2004-4, Class 10A1, 5.000%, 05/25/24	461
30		Series 2004-7, Class 30PO, PO, 08/25/34	24
35		Series 2004-10, Class 1A1, 4.500%, 09/25/19	35
157		Series 2005-6, Class 3A1, 5.500%, 11/25/20	154
		MASTR Asset Securitization Trust,
82		Series 2003-2, Class 1A1, 5.000%, 03/25/18	83
10		Series 2004-8, Class PO, PO, 08/25/19	9
95		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	76
		Merrill Lynch Mortgage Investors Trust,
97		Series 2003-E, Class A1, VAR, 0.786%, 10/25/28	93
155		Series 2004-A, Class A1, VAR, 0.626%, 04/25/29	145
56		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.486%, 02/25/35	53
72		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	74
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
49		Series 2003-A1, Class A1, 5.500%, 05/25/33	50
24		Series 2003-A1, Class A2, 6.000%, 05/25/33	24
12		Series 2003-A1, Class A5, 7.000%, 04/25/33	13
–	(h)	PaineWebber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	—	(h)
		RALI Trust,
34		Series 2002-QS16, Class A3, IF, 16.276%, 10/25/17	36
177		Series 2002-QS8, Class A5, 6.250%, 06/25/17	180
53		Series 2003-QS3, Class A2, IF, 16.135%, 02/25/18	57
211		Series 2003-QS9, Class A3, IF, IO, 7.384%, 05/25/18	24
209		Series 2004-QS3, Class CB, 5.000%, 03/25/19	217
132		Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	119
17		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	18
		Salomon Brothers Mortgage Securities VII, Inc.,
84		Series 2003-HYB1, Class A, VAR, 2.620%, 09/25/33	84
7		Series 2003-UP2, Class PO1, PO, 12/25/18	7
		Springleaf Mortgage Loan Trust,
173		Series 2011-1A, Class A1, VAR, 4.050%, 01/25/58 (e)	180
336		Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	342
254		Series 2012-3A, Class A, VAR, 1.570%, 12/25/59 (e)	254
103		Series 2012-3A, Class M1, VAR, 2.660%, 12/25/59 (e)	102
162		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	160
320		Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	319
125		Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	123
238		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	238

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
306	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	306
125	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	128
88	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	88
195	Vericrest Opportunity Loan Transferee, Series 2013-NPL4, Class A1, SUB, 4.000%, 11/25/53	195
	WaMu Mortgage Pass-Through Certificates Trust,
43	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	44
172	Series 2003-AR5, Class A7, VAR, 2.454%, 06/25/33	170
87	Series 2004-AR3, Class A2, VAR, 2.451%, 06/25/34	88
309	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	286
	Washington Mutual MSC Mortgage Pass-Through Certificates,
37	Series 2003-MS2, Class 1A1, 5.750%, 02/25/33	39
10	Series 2003-MS7, Class P, PO, 03/25/33	7
29	Wedgewood Real Estate Trust, Series 2013-1A, Class A, VAR, 3.967%, 07/25/43 (e) (i)	29
292	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	293
	Wells Fargo Mortgage-Backed Securities Trust,
67	Series 2003-K, Class 1A1, VAR, 2.492%, 11/25/33	68
12	Series 2004-BB, Class A4, VAR, 2.610%, 01/25/35	11
107	Series 2004-EE, Class 3A1, VAR, 2.711%, 12/25/34	108
352	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	356

		15,934

	Total Collateralized Mortgage Obligations (Cost $75,714)	80,262

Commercial Mortgage-Backed Securities — 1.9%
430	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	430
	Banc of America Commercial Mortgage Trust,
50	Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	54
300	Series 2006-4, Class A4, 5.634%, 07/10/46	327
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
150	Series 2005-3, Class AM, 4.727%, 07/10/43	156
144	Series 2005-6, Class ASB, VAR, 5.357%, 09/10/47	145
200	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	191
	Bear Stearns Commercial Mortgage Securities Trust,
77	Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	78
360	Series 2006-PW11, Class A4, VAR, 5.611%, 03/11/39	390
15,204	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.234%, 12/11/49 (e)	146
500	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	514
99	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP, Class A, VAR, 2.107%, 11/17/26 (e)	99
236	DBRR Trust, Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	237
229	Fontainebleau Miami Beach Trust, Series 2012-FBLU, Class A, 2.887%, 05/05/27 (e)	231
300	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	316
50	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	54
105	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	106
	Morgan Stanley Re-REMIC Trust,
316	Series 2010-HQ4B, Class A7A, 4.970%, 04/16/40 (e)	319
55	Series 2011-IO, Class A, 2.500%, 03/23/51 (e)	55
455	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	458
701	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	725

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Mortgage-Backed Securities — Continued
112	NorthStar Mortgage Trust, Series 2012-1, Class A, VAR, 1.367%, 08/25/29 (e)	112
	N-Star Real Estate CDO Ltd., (Cayman Islands),
343	Series 2013-1A, Class A, VAR, 2.016%, 08/25/29 (e)	343
250	Series 2013-1A, Class B, VAR, 5.170%, 08/25/29 (e)	249
342	ORES NPL LLC, Series 2013-LV2, Class A, 3.081%, 09/25/25 (e)	342
521	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.570%, 08/15/39	537
116	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	112
104	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	104
215	VFC LLC, (Cayman Islands), Series 2013-1, Class A, 3.130%, 03/20/26 (e)	216
300	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	299

	Total Commercial Mortgage-Backed Securities (Cost $7,147)	7,345

Corporate Bonds — 17.7%
	Consumer Discretionary — 0.9%
	Auto Components — 0.0% (g)
99	Johnson Controls, Inc., 3.750%, 12/01/21	100

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	1.650%, 04/10/15 (e)	151
150	1.875%, 01/11/18 (e)	149
150	2.625%, 09/15/16 (e)	156

		456

	Household Durables — 0.0% (g)
50	Newell Rubbermaid, Inc., 4.700%, 08/15/20	53

	Media — 0.5%
	CBS Corp.,
25	4.300%, 02/15/21	26
25	5.750%, 04/15/20	28
135	8.875%, 05/15/19	173
100	Comcast Corp., 5.900%, 03/15/16	111
16	COX Communications, Inc., 5.450%, 12/15/14	17
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
150	4.600%, 02/15/21	154
353	5.000%, 03/01/21	368
78	Discovery Communications LLC, 4.375%, 06/15/21	81
	News America, Inc.,
100	7.250%, 05/18/18	122
100	7.700%, 10/30/25	127
	Thomson Reuters Corp., (Canada),
105	3.950%, 09/30/21	106
60	4.700%, 10/15/19	66
	Time Warner Cable, Inc.,
57	5.850%, 05/01/17	63
50	6.750%, 07/01/18	56
100	8.250%, 02/14/14	101
150	8.250%, 04/01/19	176
35	8.750%, 02/14/19	42
	Viacom, Inc.,
33	1.250%, 02/27/15	33
50	3.125%, 06/15/22	47
11	3.250%, 03/15/23	10
43	3.875%, 12/15/21	43
50	4.500%, 03/01/21	53
42	Walt Disney Co. (The), 0.450%, 12/01/15	42

		2,045

	Multiline Retail — 0.2%
40	Kohl’s Corp., 6.250%, 12/15/17	46
	Macy’s Retail Holdings, Inc.,
37	2.875%, 02/15/23	34
49	4.375%, 09/01/23	49
25	7.450%, 07/15/17	30
35	Nordstrom, Inc., 4.000%, 10/15/21	37
400	Target Corp., 6.000%, 01/15/18	469

		665

	Specialty Retail — 0.1%
59	Gap, Inc. (The), 5.950%, 04/12/21	65
130	Home Depot, Inc. (The), 5.400%, 03/01/16	144

		209

	Total Consumer Discretionary	3,528

	Consumer Staples — 0.7%
	Beverages — 0.3%
75	Anheuser-Busch Cos. LLC, 5.500%, 01/15/18	86

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Beverages — Continued
200	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	252
	Coca-Cola Co. (The),
100	3.625%, 03/15/14	101
50	4.875%, 03/15/19	57
70	Diageo Capital plc, (United Kingdom), 4.828%, 07/15/20	78
30	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	33
85	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	91
30	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	30
	PepsiCo, Inc.,
33	0.800%, 08/25/14	33
180	1.250%, 08/13/17	179
31	3.000%, 08/25/21	30
6	7.900%, 11/01/18	8
30	SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	34

		1,012

	Food & Staples Retailing — 0.1%
54	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	58
	Kroger Co. (The),
50	2.200%, 01/15/17	51
30	6.150%, 01/15/20	35
75	6.400%, 08/15/17	86
50	7.500%, 01/15/14	51
94	Walgreen Co., 3.100%, 09/15/22	88

		369

	Food Products — 0.3%
135	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	168
14	Bunge N.A. Finance LP, 5.900%, 04/01/17	15
	Cargill, Inc.,
100	3.300%, 03/01/22 (e)	97
106	4.307%, 05/14/21 (e)	112
30	ConAgra Foods, Inc., 2.100%, 03/15/18	30
	Kraft Foods Group, Inc.,
52	5.375%, 02/10/20	59
332	6.125%, 08/23/18	392
	Mondelez International, Inc.,
48	5.375%, 02/10/20	54
118	6.125%, 02/01/18	139

		1,066

	Household Products — 0.0% (g)
20	Kimberly-Clark Corp., 2.400%, 03/01/22	19
67	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	85

		104

	Total Consumer Staples	2,551

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
107	Halliburton Co., 3.500%, 08/01/23	105
15	National Oilwell Varco, Inc., 1.350%, 12/01/17	15
12	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	12
47	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	47
	Transocean, Inc., (Cayman Islands),
39	3.800%, 10/15/22	37
35	6.375%, 12/15/21	40
100	6.500%, 11/15/20	113
33	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	33

		402

	Oil, Gas & Consumable Fuels — 1.1%
	Apache Corp.,
58	2.625%, 01/15/23	54
57	3.250%, 04/15/22	56
25	6.900%, 09/15/18	31
	BP Capital Markets plc, (United Kingdom),
20	1.375%, 11/06/17	20
106	2.750%, 05/10/23	98
100	4.742%, 03/11/21	110
150	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	172
21	Cenovus Energy, Inc., (Canada), 3.000%, 08/15/22	20
39	Chevron Corp., 2.427%, 06/24/20	39
150	ConocoPhillips, 5.750%, 02/01/19	177
190	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	215
150	Devon Energy Corp., 1.875%, 05/15/17	152
80	Encana Corp., (Canada), 6.500%, 05/15/19	95
200	Eni S.p.A., (Italy), 4.150%, 10/01/20 (e)	205

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Oil, Gas & Consumable Fuels — Continued
	EOG Resources, Inc.,
23	2.625%, 03/15/23	21
100	4.100%, 02/01/21	106
50	Magellan Midstream Partners LP, 6.550%, 07/15/19	60
	Marathon Oil Corp.,
228	5.900%, 03/15/18	262
175	6.000%, 10/01/17	200
35	Occidental Petroleum Corp., 1.750%, 02/15/17	36
40	PC Financial Partnership, 5.000%, 11/15/14	42
84	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	76
	Petrobras International Finance Co., (Cayman Islands),
90	5.375%, 01/27/21	90
50	7.875%, 03/15/19	58
97	Petro-Canada, (Canada), 6.050%, 05/15/18	114
43	Phillips 66, 2.950%, 05/01/17	45
200	Sinopec Group Overseas Development Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	199
	Spectra Energy Capital LLC,
100	5.500%, 03/01/14	101
150	5.650%, 03/01/20	164
30	5.668%, 08/15/14	31
140	6.200%, 04/15/18	160
50	8.000%, 10/01/19	61
79	Spectra Energy Partners LP, 2.950%, 09/25/18	81
	Statoil ASA, (Norway),
143	2.650%, 01/15/24	131
42	2.900%, 11/08/20	42
67	3.125%, 08/17/17	71
83	3.150%, 01/23/22	82
50	Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	60
	Total Capital International S.A., (France),
27	0.750%, 01/25/16	27
44	1.500%, 02/17/17	44
75	1.550%, 06/28/17	76
175	Total Capital S.A., (France), 2.300%, 03/15/16	181
	TransCanada PipeLines Ltd., (Canada),
100	6.500%, 08/15/18	119
30	7.125%, 01/15/19	37

		4,221

	Total Energy	4,623

	Financials — 10.2%
	Capital Markets — 2.7%
120	Ameriprise Financial, Inc., 4.000%, 10/15/23	121
	Bank of New York Mellon Corp. (The),
250	2.950%, 06/18/15	260
75	3.100%, 01/15/15	77
75	4.600%, 01/15/20	82
	BlackRock, Inc.,
325	3.500%, 12/10/14	335
326	5.000%, 12/10/19	374
150	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	167
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	39
	Goldman Sachs Group, Inc. (The),
100	1.600%, 11/23/15	101
100	3.300%, 05/03/15	104
255	3.625%, 02/07/16	269
66	3.700%, 08/01/15	69
68	5.375%, 03/15/20	76
300	5.500%, 11/15/14	314
80	5.750%, 01/24/22	90
1,100	5.950%, 01/18/18	1,261
250	7.500%, 02/15/19	308
200	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	213
71	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	71
	Jefferies Group LLC,
111	3.875%, 11/09/15	115
150	5.125%, 04/13/18	163
125	8.500%, 07/15/19	153
	Macquarie Bank Ltd., (Australia),
93	2.000%, 08/15/16 (e)	94
263	5.000%, 02/22/17 (e)	288
	Macquarie Group Ltd., (Australia),
150	6.000%, 01/14/20 (e)	166
100	7.300%, 08/01/14 (e)	104
40	7.625%, 08/13/19 (e)	49
	Merrill Lynch & Co., Inc.,
200	Series C, 5.000%, 01/15/15	209

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Capital Markets — Continued
157	5.450%, 07/15/14	162
814	6.400%, 08/28/17	946
266	6.875%, 04/25/18	318
	Morgan Stanley,
104	4.000%, 07/24/15	109
195	4.200%, 11/20/14	202
93	5.000%, 11/24/25	93
166	5.500%, 07/24/20	187
100	5.500%, 07/28/21	112
450	5.625%, 09/23/19	517
100	5.750%, 01/25/21	114
250	6.000%, 05/13/14	256
100	6.625%, 04/01/18	118
100	7.300%, 05/13/19	123
	Nomura Holdings, Inc., (Japan),
85	4.125%, 01/19/16	90
84	6.700%, 03/04/20	96
	State Street Corp.,
36	3.100%, 05/15/23	34
192	3.700%, 11/20/23	191
	UBS AG, (Switzerland),
500	3.875%, 01/15/15	518
100	5.750%, 04/25/18	117
100	5.875%, 12/20/17	116

		10,091

	Commercial Banks — 3.0%
200	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	201
100	ANZ New Zealand International Ltd., (New Zealand), 3.125%, 08/10/15 (e)	104
250	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	261
	Bank of Montreal, (Canada),
250	1.300%, 10/31/14 (e)	252
85	2.550%, 11/06/22	79
	Bank of Nova Scotia, (Canada),
121	1.650%, 10/29/15 (e)	124
175	2.550%, 01/12/17	182
123	3.400%, 01/22/15	127
136	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 3.850%, 01/22/15 (e)	141
	Barclays Bank plc, (United Kingdom),
200	2.500%, 09/21/15 (e)	207
100	2.750%, 02/23/15	102
200	5.200%, 07/10/14	206
250	6.050%, 12/04/17 (e)	282
	BB&T Corp.,
125	3.950%, 04/29/16	134
100	4.900%, 06/30/17	111
150	5.700%, 04/30/14	153
300	Capital One Bank USA N.A., 3.375%, 02/15/23	282
55	Comerica, Inc., 3.000%, 09/16/15	57
250	Commonwealth Bank of Australia, (Australia), 2.250%, 03/16/17 (e)	259
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
250	3.200%, 03/11/15 (e)	259
34	3.375%, 01/19/17	36
118	3.875%, 02/08/22	119
350	Fifth Third Bancorp, 5.450%, 01/15/17	387
	HSBC Holdings plc, (United Kingdom),
196	4.000%, 03/30/22	202
300	4.875%, 01/14/22	326
300	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	351
	National Australia Bank Ltd., (Australia),
300	2.750%, 09/28/15 (e)	311
100	3.750%, 03/02/15 (e)	104
300	Nordea Bank AB, (Sweden), 3.125%, 03/20/17 (e)	316
	PNC Funding Corp.,
133	4.375%, 08/11/20	143
265	5.125%, 02/08/20	297
110	5.250%, 11/15/15	119
115	5.625%, 02/01/17	128
	Royal Bank of Canada, (Canada),
239	2.000%, 10/01/18	242
125	2.200%, 07/27/18	126
200	2.300%, 07/20/16	207
250	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	245
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	203
	Toronto-Dominion Bank (The), (Canada),
200	1.500%, 03/13/17 (e)	203
235	2.200%, 07/29/15 (e)	242
	U.S. Bancorp,
150	2.450%, 07/27/15	155
208	2.875%, 11/20/14	213

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Commercial Banks — Continued
250	Wachovia Bank N.A., 6.000%, 11/15/17	291
850	Wachovia Corp., 5.750%, 02/01/18	995
	Wells Fargo & Co.,
237	4.480%, 01/16/24 (e)	235
415	5.625%, 12/11/17	481
500	SUB, 3.676%, 06/15/16	535
315	Wells Fargo Bank N.A., 4.750%, 02/09/15	330
285	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	322

		11,387

	Consumer Finance — 1.0%
139	American Express Credit Corp., 2.800%, 09/19/16	146
	American Honda Finance Corp.,
333	1.450%, 02/27/15 (e)	337
200	2.125%, 02/28/17 (e)	204
83	2.125%, 10/10/18	84
	Capital One Financial Corp.,
110	3.500%, 06/15/23	104
245	7.375%, 05/23/14	253
	Caterpillar Financial Services Corp.,
250	1.000%, 11/25/16	250
58	2.850%, 06/01/22	55
100	5.500%, 03/15/16	110
65	7.050%, 10/01/18	80
100	7.150%, 02/15/19	124
	Ford Motor Credit Co. LLC,
200	2.875%, 10/01/18	205
200	3.000%, 06/12/17	209
200	4.250%, 09/20/22	203
200	HSBC Finance Corp., 5.250%, 01/15/14	201
250	HSBC USA, Inc., 2.375%, 02/13/15	256
	John Deere Capital Corp.,
50	2.250%, 04/17/19	51
33	3.150%, 10/15/21	33
73	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	72
66	PACCAR Financial Corp., 1.600%, 03/15/17	67
	Toyota Motor Credit Corp.,
225	1.750%, 05/22/17	228
200	2.000%, 09/15/16	207
105	2.000%, 10/24/18	105
100	2.050%, 01/12/17	103
154	3.200%, 06/17/15	160

		3,847

	Diversified Financial Services — 2.1%
161	Associates Corp. of North America, 6.950%, 11/01/18	193
	Bank of America Corp.,
42	4.100%, 07/24/23	42
100	5.000%, 05/13/21	109
130	5.625%, 07/01/20	149
300	Series L, 5.650%, 05/01/18	343
170	5.750%, 12/01/17	195
50	5.875%, 01/05/21	57
100	6.500%, 08/01/16	114
125	7.375%, 05/15/14	129
425	Bank of America N.A., 5.300%, 03/15/17	474
	Citigroup, Inc.,
100	1.250%, 01/15/16	101
135	3.375%, 03/01/23	129
43	4.587%, 12/15/15	46
59	4.750%, 05/19/15	62
506	5.000%, 09/15/14	522
54	5.375%, 08/09/20	61
115	5.500%, 09/13/25	122
13	6.000%, 08/15/17	15
192	6.010%, 01/15/15	203
300	6.125%, 11/21/17	349
190	CME Group, Inc., 5.750%, 02/15/14	192
25	Countrywide Financial Corp., 6.250%, 05/15/16	28
	General Electric Capital Corp.,
17	1.000%, 12/11/15	17
220	4.375%, 09/16/20	240
800	4.650%, 10/17/21	876
500	5.400%, 02/15/17	563
140	5.500%, 01/08/20	162
335	5.625%, 05/01/18	389
500	5.650%, 06/09/14	514
	IntercontinentalExchange Group, Inc.,
47	2.500%, 10/15/18	48
88	4.000%, 10/15/23	89
200	Metlife of Connecticut Global Funding I, 5.125%, 08/15/14 (e)	207
500	Private Export Funding Corp., Series EE, 2.800%, 05/15/22	494

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Financial Services — Continued
	Shell International Finance B.V., (Netherlands),
42	1.125%, 08/21/17	42
184	3.100%, 06/28/15	192
55	4.000%, 03/21/14	55
195	4.375%, 03/25/20	214
100	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	113

		7,850

	Insurance — 1.1%
	ACE INA Holdings, Inc.,
45	2.600%, 11/23/15	47
50	5.600%, 05/15/15	53
	Aflac, Inc.,
28	2.650%, 02/15/17	29
83	3.625%, 06/15/23	81
32	4.000%, 02/15/22	33
25	8.500%, 05/15/19	32
61	Allstate Corp. (The), 3.150%, 06/15/23	59
	American International Group, Inc.,
59	4.125%, 02/15/24	60
350	5.450%, 05/18/17	394
45	Aon Corp., 3.500%, 09/30/15	47
	Berkshire Hathaway Finance Corp.,
65	1.300%, 05/15/18	64
356	2.900%, 10/15/20	358
150	5.400%, 05/15/18	173
	Berkshire Hathaway, Inc.,
202	3.400%, 01/31/22	202
98	3.750%, 08/15/21	102
90	CNA Financial Corp., 5.875%, 08/15/20	103
80	Jackson National Life Global Funding, 4.700%, 06/01/18 (e)	85
41	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	44
35	Lincoln National Corp., 4.200%, 03/15/22	36
	MassMutual Global Funding II,
300	2.000%, 04/05/17 (e)	304
100	3.125%, 04/14/16 (e)	105
	Metropolitan Life Global Funding I,
100	1.500%, 01/10/18 (e)	99
107	1.700%, 06/29/15 (e)	109
200	2.500%, 09/29/15 (e)	206
175	3.650%, 06/14/18 (e)	187
100	3.875%, 04/11/22 (e)	102
	New York Life Global Funding,
170	1.300%, 01/12/15 (e)	172
125	3.000%, 05/04/15 (e)	129
150	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	158
200	Pricoa Global Funding I, 5.450%, 06/11/14 (e)	205
16	Principal Financial Group, Inc., 1.850%, 11/15/17	16
	Principal Life Global Funding II,
35	1.000%, 12/11/15 (e)	35
106	2.250%, 10/15/18 (e)	106
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	193

		4,128

	Real Estate Investment Trusts (REITs) — 0.3%
80	American Tower Corp., 3.500%, 01/31/23	73
45	American Tower Trust I, 1.551%, 03/15/18 (e)	44
	CommonWealth REIT,
125	5.875%, 09/15/20	129
150	6.650%, 01/15/18	163
27	ERP Operating LP, 4.625%, 12/15/21	29
	HCP, Inc.,
44	2.625%, 02/01/20	43
8	3.750%, 02/01/19	8
38	4.250%, 11/15/23	38
92	5.375%, 02/01/21	101
73	Health Care REIT, Inc., 4.500%, 01/15/24	73
53	ProLogis LP, 4.250%, 08/15/23	53
	Simon Property Group LP,
81	4.125%, 12/01/21	85
17	4.200%, 02/01/15	17
40	4.375%, 03/01/21	43
100	5.625%, 08/15/14	104
50	5.650%, 02/01/20	57
40	6.100%, 05/01/16	44
50	6.125%, 05/30/18	59
159	WEA Finance LLC/WT Finance Aust Pty Ltd., 6.750%, 09/02/19 (e)	191

		1,354

	Total Financials	38,657

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Health Care — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
400	3.875%, 11/15/21	409
44	4.500%, 03/15/20	47
40	5.700%, 02/01/19	47
98	Celgene Corp., 3.250%, 08/15/22	93

		596

	Health Care Equipment & Supplies — 0.0% (g)
	Baxter International, Inc.,
50	4.000%, 03/01/14	50
50	4.625%, 03/15/15	53
40	Becton Dickinson and Co., 5.000%, 05/15/19	46

		149

	Health Care Providers & Services — 0.1%
17	McKesson Corp., 0.950%, 12/04/15	17
50	Medco Health Solutions, Inc., 2.750%, 09/15/15	51
112	UnitedHealth Group, Inc., 3.375%, 11/15/21	112
	WellPoint, Inc.,
93	2.300%, 07/15/18	93
115	3.125%, 05/15/22	109

		382

	Pharmaceuticals — 0.2%
	AbbVie, Inc.,
119	1.750%, 11/06/17	120
87	2.900%, 11/06/22	82
100	AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	102
150	GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	175
	Merck & Co., Inc.,
75	1.300%, 05/18/18	74
62	2.400%, 09/15/22	57

		610

	Total Health Care	1,737

	Industrials — 1.0%
	Aerospace & Defense — 0.1%
70	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	82
43	EADS Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	40
100	Honeywell International, Inc., 5.300%, 03/01/18	115
47	Lockheed Martin Corp., 2.125%, 09/15/16	48
43	Precision Castparts Corp., 0.700%, 12/20/15	43
50	United Technologies Corp., 6.125%, 02/01/19	60

		388

	Air Freight & Logistics — 0.2%
575	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	672
115	United Parcel Service of America, Inc., 8.375%, 04/01/20	151

		823

	Airlines — 0.1%
200	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	209
33	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	37
62	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	67

		313

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
70	3.500%, 07/15/22	61
24	4.125%, 06/15/23	21
50	Pitney Bowes, Inc., 5.600%, 03/15/18	55
60	Waste Management, Inc., 7.375%, 03/11/19	73

		210

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
32	1.625%, 05/08/17	32
41	2.875%, 05/08/22	40
70	Fluor Corp., 3.375%, 09/15/21	69

		141

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
27	1.500%, 11/02/17	27
50	5.600%, 05/15/18	57

		84

	Industrial Conglomerates — 0.1%
34	Ingersoll-Rand Global Holding Co., Ltd., (Bermuda), 4.250%, 06/15/23 (e)	34
152	Koninklijke Philips N.V., (Netherlands), 3.750%, 03/15/22	153

		187

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Machinery — 0.1%
	Caterpillar, Inc.,
74	1.500%, 06/26/17	74
31	2.600%, 06/26/22	29
89	Deere & Co., 2.600%, 06/08/22	84
25	Parker Hannifin Corp., 5.500%, 05/15/18	29

		216

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
43	3.050%, 03/15/22	41
32	3.450%, 09/15/21	32
19	3.600%, 09/01/20	19
100	5.650%, 05/01/17	114
100	7.000%, 02/01/14	101
	CSX Corp.,
30	6.250%, 04/01/15	32
30	7.375%, 02/01/19	37
50	7.900%, 05/01/17	60
	ERAC USA Finance LLC,
48	2.750%, 03/15/17 (e)	50
27	4.500%, 08/16/21 (e)	28
	Norfolk Southern Corp.,
138	3.250%, 12/01/21	136
50	7.700%, 05/15/17	60
53	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	54
	Ryder System, Inc.,
48	2.500%, 03/01/17	49
55	3.600%, 03/01/16	58
	Union Pacific Corp.,
21	2.950%, 01/15/23	19
75	3.646%, 02/15/24 (e)	74
233	4.163%, 07/15/22	244
100	4.875%, 01/15/15	105

		1,313

	Total Industrials	3,675

	Information Technology — 0.8%
	Computers & Peripherals — 0.2%
	Apple, Inc.,
199	2.400%, 05/03/23	180
207	VAR, 0.492%, 05/03/18	207
	EMC Corp.,
100	1.875%, 06/01/18	100
100	3.375%, 06/01/23	97
	Hewlett-Packard Co.,
195	4.375%, 09/15/21	196
87	4.650%, 12/09/21	90

		870

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
32	3.000%, 03/01/18	32
55	3.375%, 11/01/15	57
16	4.500%, 03/01/23	16
100	6.875%, 06/01/18	115
13	7.500%, 01/15/27	15

		235

	IT Services — 0.2%
	International Business Machines Corp.,
126	1.250%, 02/06/17	127
309	1.625%, 05/15/20	290
150	5.700%, 09/14/17	174
200	7.625%, 10/15/18	253

		844

	Office Electronics — 0.1%
	Xerox Corp.,
39	2.950%, 03/15/17	40
50	5.625%, 12/15/19	56
40	6.750%, 02/01/17	46

		142

	Semiconductors & Semiconductor Equipment — 0.0% (g)
30	National Semiconductor Corp., 6.600%, 06/15/17	35
73	Texas Instruments, Inc., 1.650%, 08/03/19	71

		106

	Software — 0.2%
25	Intuit, Inc., 5.750%, 03/15/17	28
	Microsoft Corp.,
23	0.875%, 11/15/17	23
120	1.625%, 09/25/15	123
34	2.125%, 11/15/22	30
68	2.375%, 05/01/23	62
	Oracle Corp.,
200	3.625%, 07/15/23	199
200	5.250%, 01/15/16	219

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Software — Continued
100	5.750%, 04/15/18	117

		801

	Total Information Technology	2,998

	Materials — 0.5%
	Chemicals — 0.3%
	Dow Chemical Co. (The),
61	4.125%, 11/15/21	63
38	4.250%, 11/15/20	40
40	8.550%, 05/15/19	52
	E.I. du Pont de Nemours & Co.,
101	1.950%, 01/15/16	103
100	6.000%, 07/15/18	118
	Mosaic Co. (The),
34	3.750%, 11/15/21	34
212	4.250%, 11/15/23	211
25	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	27
230	Praxair, Inc., 4.625%, 03/30/15	243
150	Union Carbide Corp., 7.500%, 06/01/25	175

		1,066

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
37	1.000%, 02/24/15	37
95	3.850%, 09/30/23	96
100	5.400%, 03/29/17	113
100	6.500%, 04/01/19	121
	Freeport-McMoRan Copper & Gold, Inc.,
128	2.150%, 03/01/17	128
67	3.100%, 03/15/20	65
40	3.875%, 03/15/23	38
27	Nucor Corp., 4.000%, 08/01/23	26
	Rio Tinto Finance USA Ltd., (Australia),
27	3.500%, 11/02/20	27
50	8.950%, 05/01/14	52
58	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	58

		761

	Total Materials	1,827

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.8%
	AT&T, Inc.,
135	0.800%, 12/01/15	135
69	0.900%, 02/12/16	69
30	1.400%, 12/01/17	30
100	4.450%, 05/15/21	105
150	5.500%, 02/01/18	170
165	BellSouth Corp., 5.200%, 09/15/14	171
65	BellSouth Telecommunications LLC, 6.300%, 12/15/15	69
100	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	115
200	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/18	257
700	GTE Corp., 6.840%, 04/15/18	824
27	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	27
61	Orange S.A., (France), 2.750%, 09/14/16	63
148	Qwest Corp., 6.750%, 12/01/21	161
30	Telefonica Emisiones S.A.U., (Spain), 5.877%, 07/15/19	34
	Verizon Communications, Inc.,
112	2.500%, 09/15/16	116
353	4.500%, 09/15/20	379
100	5.500%, 02/15/18	114

		2,839

	Wireless Telecommunication Services — 0.1%
40	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	41
160	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	162
	Vodafone Group plc, (United Kingdom),
100	1.500%, 02/19/18	98
100	1.625%, 03/20/17	101
125	5.000%, 09/15/15	134

		536

	Total Telecommunication Services	3,375

	Utilities — 1.0%
	Electric Utilities — 0.7%
27	American Electric Power Co., Inc., 1.650%, 12/15/17	27
43	Baltimore Gas & Electric Co., 2.800%, 08/15/22	40
50	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	61
30	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	35
20	DTE Electric Co., 2.650%, 06/15/22	19
60	Duke Energy Indiana, Inc., 3.750%, 07/15/20	63

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Electric Utilities — Continued
	Duke Energy Progress, Inc.,
40	2.800%, 05/15/22	38
150	5.300%, 01/15/19	173
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	108
	Indiana Michigan Power Co.,
100	Series J, 3.200%, 03/15/23	95
135	7.000%, 03/15/19	162
25	Jersey Central Power & Light Co., 7.350%, 02/01/19	30
47	Kansas City Power & Light Co., 3.150%, 03/15/23	44
60	Nevada Power Co., 7.125%, 03/15/19	74
	NextEra Energy Capital Holdings, Inc.,
25	1.200%, 06/01/15	25
150	7.875%, 12/15/15	171
40	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	45
25	Ohio Power Co., 6.050%, 05/01/18	29
50	Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	60
	Pacific Gas & Electric Co.,
68	2.450%, 08/15/22	61
50	3.250%, 06/15/23	48
125	5.625%, 11/30/17	143
	PacifiCorp,
100	3.850%, 06/15/21	104
60	5.650%, 07/15/18	70
75	Peco Energy Co., 5.350%, 03/01/18	86
51	Public Service Co. of Colorado, 3.200%, 11/15/20	52
74	Public Service Co. of Oklahoma, 4.400%, 02/01/21	79
212	Southern California Edison Co., Series C, 3.500%, 10/01/23	211
	Southern Co. (The),
45	1.950%, 09/01/16	46
40	4.150%, 05/15/14	41
30	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	39
100	Virginia Electric and Power Co., 5.400%, 04/30/18	115
	Wisconsin Electric Power Co.,
30	6.000%, 04/01/14	31
100	6.250%, 12/01/15	111
27	Xcel Energy, Inc., 0.750%, 05/09/16	27

		2,563

	Gas Utilities — 0.0% (g)
30	Atmos Energy Corp., 8.500%, 03/15/19	39
50	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	58

		97

	Independent Power Producers & Energy Traders — 0.1%
72	Exelon Generation Co. LLC, 4.000%, 10/01/20	72
2	Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	2
150	PPL Energy Supply LLC, 4.600%, 12/15/21	146
37	PSEG Power LLC, 4.300%, 11/15/23	37

		257

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
94	3.500%, 09/15/21	95
100	6.375%, 07/15/16	112
50	Consumers Energy Co., 5.650%, 04/15/20	58
150	Dominion Resources, Inc., 8.875%, 01/15/19	194
180	Nisource Finance Corp., 4.450%, 12/01/21	185
	Sempra Energy,
48	4.050%, 12/01/23	48
150	9.800%, 02/15/19	201

		893

	Total Utilities	3,810

	Total Corporate Bonds (Cost $62,958)	66,781

Foreign Government Securities — 0.8%
	Israel Government AID Bond, (Israel),
329	Zero Coupon, 08/15/17	314
1,557	Zero Coupon, 08/15/20	1,321
500	Zero Coupon, 02/15/22	391
	Province of Ontario, (Canada),
400	0.950%, 05/26/15	404
250	2.700%, 06/16/15	259
300	2.950%, 02/05/15	309
116	United Mexican States, (Mexico), 4.000%, 10/02/23	115

	Total Foreign Government Securities (Cost $3,090)	3,113

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — 11.5%
		Federal Home Loan Mortgage Corp.,
133		ARM, 2.040%, 01/01/37	140
274		ARM, 2.096%, 08/01/36	291
14		ARM, 2.250%, 07/01/26	14
34		ARM, 2.256%, 01/01/27	36
206		ARM, 2.325%, 03/01/37	220
122		ARM, 2.515%, 09/01/36	129
377		ARM, 2.616%, 12/01/34	400
167		ARM, 2.665%, 09/01/36	178
310		ARM, 2.710%, 06/01/36	331
72		ARM, 2.717%, 11/01/36	75
189		ARM, 2.884%, 04/01/38	203
111		ARM, 3.066%, 02/01/37	118
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
125		4.000%, 06/01/19	133
34		4.500%, 10/01/18	36
234		5.500%, 06/01/17 - 01/01/24	255
47		6.000%, 10/01/17 - 04/01/18	49
316		6.500%, 01/01/17 - 03/01/22	338
–	(h)	7.500%, 10/01/14	—	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
10		6.000%, 12/01/22	11
55		6.500%, 12/01/13 - 08/01/26	61
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
70		6.000%, 01/01/34	78
93		7.000%, 04/01/26 - 02/01/37	106
6		7.500%, 08/01/25	8
8		8.000%, 07/01/20 - 11/01/24	9
21		8.500%, 07/01/28	25
385		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA, 10.000%, 10/01/30	449
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
2,730		3.500%, 05/01/33 - 05/01/43	2,742
473		4.000%, 06/01/42	488
236		6.000%, 02/01/33	259
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
1		12.000%, 08/01/15 - 07/01/19	1
		Federal National Mortgage Association,
69		ARM, 1.818%, 02/01/37	72
197		ARM, 1.898%, 01/01/35	209
4		ARM, 1.903%, 03/01/19	4
182		ARM, 1.910%, 09/01/35	191
276		ARM, 1.916%, 02/01/35	294
84		ARM, 2.102%, 08/01/35	88
109		ARM, 2.127%, 11/01/33	114
114		ARM, 2.209%, 09/01/36	120
215		ARM, 2.223%, 09/01/35	228
308		ARM, 2.233%, 09/01/34	326
229		ARM, 2.263%, 01/01/35	242
168		ARM, 2.280%, 08/01/34	179
152		ARM, 2.372%, 04/01/35	162
1		ARM, 2.375%, 08/01/19	1
208		ARM, 2.405%, 02/01/37	221
254		ARM, 2.420%, 02/01/35 - 08/01/36	271
143		ARM, 2.423%, 04/01/33	151
167		ARM, 2.505%, 10/01/34	178
209		ARM, 2.560%, 09/01/33	221
137		ARM, 2.601%, 07/01/46	147
15		ARM, 2.819%, 09/01/27	16
282		ARM, 2.836%, 02/01/36	299
12		ARM, 3.771%, 03/01/29	13
		Federal National Mortgage Association, 15 Year, Single Family,
59		4.000%, 05/01/19	63
594		4.500%, 05/01/18 - 05/01/19	636
408		5.000%, 06/01/18 - 04/01/19	437
260		5.500%, 01/01/20 - 06/01/20	277
355		6.000%, 03/01/21 - 01/01/24	389
55		6.500%, 03/01/17 - 08/01/20	59
		Federal National Mortgage Association, 20 Year, Single Family,
89		6.000%, 04/01/24	98
119		6.500%, 05/01/22	132
		Federal National Mortgage Association, 30 Year, FHA/VA,
16		6.000%, 09/01/33	17
28		6.500%, 03/01/29	33
6		8.500%, 02/01/30	6
11		9.000%, 09/01/19 - 12/01/30	12
6		9.500%, 12/01/18	7
		Federal National Mortgage Association, 30 Year, Single Family,
81		4.500%, 08/01/33	86
1,252		5.000%, 07/01/33 - 08/01/40	1,374
949		5.500%, 09/01/33 - 01/01/38	1,042
624		6.000%, 12/01/32 - 09/01/37	695
46		6.500%, 08/01/31	53

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
7		7.000%, 09/01/27 - 08/01/32	8
12		7.500%, 11/01/22 - 10/01/24	14
469		8.000%, 03/01/21 - 11/01/32	553
8		8.500%, 07/01/24 - 06/01/25	9
–	(h)	9.000%, 04/01/26	—	(h)
3		10.000%, 02/01/24	4
1		12.500%, 01/01/16	1
		Federal National Mortgage Association, Other,
500		VAR, 0.519%, 01/01/23	502
492		VAR, 0.539%, 01/01/23	494
1,000		VAR, 0.559%, 02/01/23	999
983		VAR, 0.569%, 01/01/23	986
1,000		VAR, 0.659%, 08/01/23	1,001
1,500		Zero Coupon, 05/30/19 - 12/30/23	1,519
964		1.940%, 01/01/17	979
1,000		2.056%, 01/01/17	1,002
1,000		2.294%, 12/01/22	942
500		2.314%, 12/01/22	471
2,847		2.970%, 11/01/18	2,984
2,384		3.590%, 12/01/20	2,514
1,000		3.658%, 10/01/20	1,055
1,500		3.760%, 10/01/23 - 11/01/23	1,550
936		4.000%, 07/01/42	969
469		4.290%, 06/01/21	510
1,058		4.298%, 03/01/21	1,145
1,963		4.380%, 01/01/21 - 04/01/21	2,148
500		4.390%, 05/01/21	547
794		4.443%, 04/01/21	865
933		4.500%, 03/01/20	1,026
148		5.500%, 04/01/38	157
166		6.000%, 03/01/37	181
		Government National Mortgage Association II, 30 Year, Single Family,
419		6.000%, 03/20/28 - 09/20/38	470
13		7.500%, 02/20/28 - 09/20/28	16
35		8.000%, 12/20/25 - 08/20/28	42
22		8.500%, 03/20/25 - 05/20/25	26
		Government National Mortgage Association, 15 Year, Single Family,
26		6.000%, 10/15/17	27
7		8.000%, 01/15/16	7
		Government National Mortgage Association, 30 Year, Single Family,
347		6.000%, 11/15/28 - 12/15/38	390
327		6.500%, 01/15/24 - 12/15/35	370
317		7.000%, 08/15/23 - 06/15/35	367
27		7.500%, 11/15/22 - 09/15/28	30
6		8.000%, 07/15/22 - 08/15/28	7
4		8.500%, 11/15/17	4
9		9.000%, 08/15/16 - 11/15/24	10
166		9.500%, 09/15/18 - 12/15/25	188
1		12.000%, 11/15/19	1

		Total Mortgage Pass-Through Securities (Cost $42,268)	43,436

Supranational — 0.1%
150		African Development Bank, 8.800%, 09/01/19 (Cost $195)	199

U.S. Government Agency Securities — 2.7%
323		Federal Farm Credit Bank, 5.125%, 11/15/18	374
		Federal National Mortgage Association,
1,300		Zero Coupon, 07/05/14	1,298
1,000		Zero Coupon, 06/01/17	953
800		5.000%, 05/11/17	913
500		Federal National Mortgage Association STRIPS, 11/15/21	393
		Financing Corp. Fico,
1,440		Zero Coupon, 05/11/18	1,344
500		Zero Coupon, 04/05/19	451
584		Zero Coupon, 09/26/19	516
1,000		Government Trust Certificate, Zero Coupon, 10/01/15	979
		Residual Funding Corp. STRIPS,
250		Zero Coupon, 10/15/19	221
1,750		Zero Coupon, 07/15/20	1,488
1,000		Tennessee Valley Authority, 5.500%, 07/18/17	1,157
333		Tennessee Valley Authority STRIPS, Zero Coupon, 05/01/19	294

		Total U.S. Government Agency Securities (Cost $10,134)	10,381

U.S. Treasury Obligations — 33.8%
		U.S. Treasury Bonds,
1,225		7.500%, 11/15/16	1,473
320		8.500%, 02/15/20	448
250		8.750%, 05/15/20	356
250		8.750%, 08/15/20	358
1,500		8.875%, 08/15/17	1,938
835		11.250%, 02/15/15	946

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
U.S. Treasury Obligations — Continued
	U.S. Treasury Bonds STRIPS,
4,566	05/15/14 (m)	4,564
1,500	08/15/14 (m)	1,499
3,518	11/15/14 (m)	3,512
3,325	02/15/15	3,317
4,313	11/15/15 (m)	4,289
5,766	02/15/16 (m)	5,721
3,577	08/15/16	3,531
700	11/15/16	688
1,224	02/15/17	1,196
4,446	08/15/17	4,296
1,960	11/15/17	1,882
2,200	02/15/18	2,098
700	05/15/18	663
495	05/15/19	453
4,350	08/15/19	3,945
2,000	02/15/20	1,777
10,023	05/15/20	8,819
150	05/15/20	132
12,550	08/15/20	10,918
3,925	02/15/21	3,333
2,150	05/15/21	1,805
1,600	08/15/21	1,327
2,300	11/15/21	1,887
425	02/15/22	345
47	08/15/26	31
300	11/15/26	192
100	08/15/27	62
150	11/15/27	91
53	02/15/28	32
	U.S. Treasury Inflation Indexed Notes,
1,700	0.500%, 04/15/15	1,871
700	1.125%, 01/15/21	801
500	1.250%, 04/15/14	555
250	2.000%, 01/15/14	317
	U.S. Treasury Notes,
593	0.875%, 01/31/18	589
800	1.000%, 11/30/19	765
400	1.375%, 12/31/18	400
5,500	1.500%, 08/31/18	5,557
1,300	1.750%, 01/31/14	1,304
1,500	1.750%, 10/31/18	1,531
500	1.875%, 02/28/14	502
1,100	1.875%, 04/30/14	1,108
6,400	1.875%, 08/31/17	6,632
400	2.000%, 02/15/22	388
200	2.125%, 08/15/21	198
1,500	2.250%, 07/31/18	1,569
350	2.625%, 08/15/20	364
400	2.625%, 11/15/20	415
1,500	2.750%, 11/30/16	1,596
1,755	2.750%, 05/31/17	1,875
3,000	2.750%, 12/31/17	3,209
1,000	3.125%, 04/30/17	1,080
850	3.125%, 05/15/21	905
7,900	3.250%, 12/31/16	8,536
1,000	3.250%, 03/31/17	1,083
1,050	3.500%, 02/15/18	1,155
1,550	3.500%, 05/15/20	1,705
400	3.625%, 02/15/20	443
450	3.625%, 02/15/21	496
700	4.000%, 02/15/15	732
400	4.250%, 11/15/17	451
200	4.500%, 02/15/16	218
1,000	4.750%, 08/15/17	1,142

	Total U.S. Treasury Obligations (Cost $123,581)	127,416

SHARES
Short-Term Investment — 5.5%
	Investment Company — 5.5%
20,618	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $20,618)	20,618

	Total Investments — 100.0% (Cost $363,365)	377,274
	Liabilities in Excess of Other Assets — 0.0% (g)	(164)

	NET ASSETS — 100.0%	$377,110

Percentages indicated are based on net assets.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2013.
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2013. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2013.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2013.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of November 30, 2013.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

As of November 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,524
Aggregate gross unrealized depreciation	(1,615)
Net unrealized appreciation/depreciation	$13,909

Federal income tax cost of investments	$363,365

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2013 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables represent each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$13,893	$3,830		$17,723
Collateralized Mortgage Obligations
Agency CMO	—	63,829	499		64,328
Non-Agency CMO	—	14,900	1,034		15,934

Total Collateralized Mortgage Obligations	—	78,729	1,533		80,262

Commercial Mortgage-Backed Securities	—	6,138	1,207		7,345
Corporate Bonds
Consumer Discretionary	—	3,528	—		3,528
Consumer Staples	—	2,551	—		2,551
Energy	—	4,623	—		4,623
Financials	—	38,657	—		38,657
Health Care	—	1,737	—		1,737
Industrials	—	2,899	776		3,675
Information Technology	—	2,998	—		2,998
Materials	—	1,827	—		1,827
Telecommunication Services	—	3,375	—		3,375
Utilities	—	3,810	—		3,810

Total Corporate Bonds	—	66,005	776		66,781

Foreign Government Securities	—	3,113	—		3,113
Mortgage Pass-Through Securities	—	43,436	—		43,436
Supranational	—	199	—		199
U.S. Government Agency Securities	—	10,381	—		10,381
U.S. Treasury Obligations	—	127,416	—		127,416
Short-Term Investment
Investment Company	20,618	—	—		20,618

Total Investments in Securities	$20,618	$349,310	$7,346	*	$377,274

*	Level 3 securities are valued by brokers. At November 30, 2013, the value of these securities was approximately $7,346,000. The inputs or these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is based on results of back testing and unchanged price review and may also include but not limited to results of broker due diligence and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended November 30, 2013.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
January 28, 2014

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2014